UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-5162

Exact name of registrant as specified in charter:	Delaware VIP Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Balanced Series

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock– 60.47%
Communications – 0.02%
†Adelphia	5,000	$ 1,750
†Adelphia Recovery Trust Series ACC-1	4,907	481
†Adelphia Recovery Trust Series Arahova	2,175	1,153
†Century Communications	5,000	225
†Time Warner Cable Class A	114	4,272
		7,881
Consumer Discretionary – 5.37%
Gap	34,500	593,745
Limited Brands	23,600	615,016
Mattel	22,000	606,540
		1,815,301
Consumer Staples – 5.53%
Heinz (H.J.)	13,200	621,984
Kimberly-Clark	9,100	623,259
Safeway	17,000	622,880
		1,868,123
Energy – 3.68%
Chevron	8,300	613,868
ConocoPhillips	9,200	628,820
		1,242,688
Financials – 14.64%
Allstate	10,400	624,624
Aon	16,400	622,544
Chubb	12,300	635,540
Hartford Financial Services Group	6,500	621,270
Huntington Bancshares	27,300	596,505
Morgan Stanley	7,900	622,204
Wachovia	11,300	622,065
Washington Mutual	14,900	601,662
		4,946,414
Health Care – 11.14%
Abbott Laboratories	11,100	619,380
Baxter International	11,900	626,773
Bristol-Myers Squibb	23,000	638,480
Merck & Co.	14,200	627,214
Pfizer	24,600	621,396
Wyeth	12,600	630,378
		3,763,621
Industrials – 3.72%
Donnelley (R.R.) & Sons	17,100	625,689
Waste Management	18,300	629,703
		1,255,392
Information Technology – 9.05%
Hewlett-Packard	15,500	622,170
*Intel	32,000	612,160
International Business Machines	6,600	622,116
Motorola	32,900	581,343
†Xerox	36,700	619,863
		3,057,652
Materials – 1.79%
duPont (E.I.) deNemours	12,200	603,046
		603,046
Telecommunications – 3.71%
AT&T	15,900	626,937
Verizon Communications	16,500	625,680
		1,252,617

Utilities – 1.82%
Progress Energy	12,200	615,368
		615,368
Total Common Stock (cost $16,759,322)		20,428,103

Preferred Stock– 0.06%
Nexen 7.35%	790	20,256
Total Preferred Stock (cost $19,750)		20,256
	Principal
	Amount
Agency Asset-Backed Securities– 0.01%
•Fannie Mae Whole Loan Series 2002-W11 AV1 5.66% 11/25/32	$ 2,870	2,870
Total Agency Asset-Backed Securities (cost $2,871)		2,870

Agency Collateralized Mortgage Obligations– 1.92%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	19,382	20,082
Series 2003-122 AJ 4.50% 2/25/28	18,656	18,292
Series 2005-110 MB 5.50% 9/25/35	60,000	60,487
•Series 2006-M2 A2F 5.259% 5/25/20	80,000	79,257
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	16,063	17,307
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	27,530	28,269
Series 2004-W11 1A2 6.50% 5/25/44	29,635	30,442
wFHLMC Series T-58 2A 6.50%9/25/43		31,792
Freddie Mac
Series 1730 Z 7.00% 5/15/24	16,336	17,055
Series 2326 ZQ 6.50% 6/15/31	75,484	78,532
Series 2480 EH 6.00% 11/15/31	572	571
Series 2662 MA 4.50% 10/15/31	35,853	35,245
Series 2872 GC 5.00% 11/15/29	40,000	39,404
Series 2890 PC 5.00% 7/15/30	65,000	63,923
Series 3005 ED 5.00% 7/15/25	40,000	38,232
Series 3022 MB 5.00% 12/15/28	30,000	29,736
Series 3063 PC 5.00% 2/15/29	60,000	59,425
Total Agency Collateralized Mortgage Obligations (cost $655,427)		648,051

Agency Mortgage-Backed Securities– 6.29%
Fannie Mae 6.50% 8/1/17	21,651	22,135
Fannie Mae Relocation 30 yr
5.00% 11/1/33	53,167	51,878
5.00% 11/1/34	34,886	34,011
Fannie Mae S.F. 15 yr TBA 6.00% 4/1/22	80,000	81,325
Fannie Mae S.F. 30 yr
5.50% 3/1/29	66,670	66,301
5.50% 4/1/29	74,648	74,235
7.50% 6/1/31	25,432	26,617
9.50% 6/1/19	6,516	6,885
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/37	70,000	67,769
5.00% 4/1/37	550,000	531,437
5.50% 4/1/37	660,000	653,193
6.00% 4/1/37	120,000	120,863
•Freddie Mac ARM 5.734% 4/1/34	16,994	17,346
Freddie Mac Relocation 30 yr 5.00% 9/1/33	94,512	92,483
Freddie Mac S.F. 15 yr 4.00% 2/1/14	54,894	53,340
Freddie Mac S.F. 30 yr 7.00% 11/1/33	13,808	14,344
Freddie Mac S.F. 30 yr TBA 6.00% 4/1/37	65,000	65,528
GNMA I S.F. 30 yr 7.50% 1/15/32	5,939	6,201
GNMA S.F. 30 yr TBA
5.50% 4/1/37	70,000	69,628
6.00% 4/1/37	70,000	70,919
Total Agency Mortgage-Backed Securities (cost $2,132,989)		2,126,438

Agency Obligations– 0.95%
Fannie Mae
^5.329% 10/9/19	230,000	115,561
*4.75% 3/12/10	100,000	99,940
^Resolution Funding Interest Strip 5.24% 10/15/25	275,000	106,914
Total Agency Obligations (cost $323,825)		322,415

Commercial Mortgage-Backed Securities– 3.27%
Bank of America Commercial Mortgage
•Series 2006-3 A4 5.889% 7/10/44	50,000	51,835
Series 2006-4 A4 5.634% 7/10/46	10,000	10,184
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	40,000	39,996
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	28,351	29,379
Series 2006-C7 A2 5.69% 6/10/46	25,000	25,462
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	15,000	15,225
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	25,000	24,837
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	22,437	22,543
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	25,181	25,383
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1C 6.403% 3/15/33	10,000	10,421
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	75,000	78,474
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	20,000	19,772
*Series 2006-GG8 A4 5.56% 11/10/39	40,000	40,556
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	50,000	50,144
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	35,000	35,344
Series 2003-C1 A2 4.985% 1/12/37	68,000	67,299
•#Series 2006-RR1A A1 144A 5.609% 10/18/52	25,000	25,102
Series 2007-CB18 A4 5.44% 6/12/47	50,000	50,180
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	9,513	9,603
Series 2002-C1 A4 6.462% 3/15/31	55,000	58,010
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5 A1 4.275% 8/12/48	85,000	83,148
Series 2007-5 A4 5.378% 8/12/48	45,000	44,883
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.843% 5/12/39	35,000	35,884
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	60,000	60,330
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	45,000	44,018
Series 2006-1 B 5.588% 2/15/36	25,000	25,203
Series 2006-1 C 5.707% 2/15/36	25,000	25,220
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	15,000	14,947
Series 2006-C28 A2 5.50% 10/15/48	40,000	40,480
Series 2007-C30 A3 5.246% 12/15/43	40,000	40,015
Total Commercial Mortgage-Backed Securities (cost $1,113,805)		1,103,877

Corporate Bonds– 11.37%
Banking – 1.64%
•BAC Capital Trust XIV 5.63% 12/31/49	$ 25,000	25,038
•#Barclays Bank 144A 7.375% 12/29/49	20,000	21,700
Citigroup 5.875% 2/22/33	20,000	19,659
JP Morgan Chase Capital XX 6.55% 9/29/36	25,000	24,915
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49	10,000	11,093
MUFG Capital Finance 1 6.346% 7/29/49	100,000	102,324
Popular North America
4.25% 4/1/08	55,000	54,219
•5.76% 4/6/09	25,000	25,136
Popular North America Capital Trust I 6.564% 9/15/34	15,000	14,901
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	35,000	34,101
•RBS Capital Trust I 4.709% 12/29/49	60,000	57,409
•#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49	65,000	68,763
SunTrust Capital II 7.90% 6/15/27	35,000	36,421
#Wachovia Capital Trust I 144A 7.64% 1/15/27	40,000	41,554
•Wachovia Capital Trust III 5.80% 3/15/42	15,000	15,192
		552,425
Basic Industry – 0.36%
Alcoa
5.55% 2/1/17	10,000	9,950
5.90% 2/1/27	10,000	9,787
*5.95% 2/1/37	25,000	24,435

*Bowater 9.50% 10/15/12	5,000	5,125
Georgia-Pacific 8.875% 5/15/31	1,000	1,065
Lubrizol 4.625% 10/1/09	30,000	29,655
Potlatch 13.00% 12/1/09	5,000	5,752
Vale Overseas
6.25% 1/23/17	15,000	15,359
6.875% 11/21/36	20,000	20,754
		121,882
Brokerage – 0.38%
•Ameriprise Financial 7.518% 6/1/66	50,000	54,057
AMVESCAP 4.50% 12/15/09	55,000	54,020
Goldman Sachs Group 6.345% 2/15/34	15,000	14,865
LaBranche & Co. 11.00% 5/15/12	5,000	5,475
		128,417
Capital Goods – 0.31%
Allied Waste North America 9.25% 9/1/12	4,000	4,240
Casella Waste Systems 9.75% 2/1/13	5,000	5,325
Caterpillar 6.05% 8/15/36	15,000	15,364
General Electric 5.00% 2/1/13	40,000	39,746
Geo Subordinate 11.00% 5/15/12	5,000	5,025
*Graham Packaging 9.875% 10/15/14	5,000	5,125
Interface 10.38% 2/1/10	5,000	5,538
*Intertape Polymer 8.50% 8/1/14	5,000	4,479
•Masco 5.655% 3/12/10	20,000	20,013
		104,855
Communications – 1.89%
*American Tower 7.125% 10/15/12	5,000	5,175
AT&T
7.30% 11/15/11	40,000	43,464
8.00% 11/15/31	15,000	18,593
BellSouth 4.20% 9/15/09	25,000	24,494
British Telecommunications 9.125% 12/15/30	15,000	20,655
CCH I Holdings 13.50% 1/15/14	1,000	1,015
Charter Communication Holdings 13.50% 1/15/11	5,000	5,225
Comcast
•5.66% 7/14/09	15,000	15,030
6.45% 3/15/37	15,000	15,067
6.50% 11/15/35	15,000	15,163
Cox Communications 4.625% 1/15/10	25,000	24,678
*Embarq 6.738% 6/1/13	20,000	20,674
Hughes Network Systems/Finance 9.50% 4/15/14	4,000	4,230
¶Inmarsat Finance 10.375% 11/15/12	5,000	4,750
Insight Communications 12.25% 2/15/11	5,000	5,238
Insight Midwest Capital 9.75% 10/1/09	5,000	5,094
*Mediacom Capital 9.50% 1/15/13	7,000	7,236
•Qwest 8.605% 6/15/13	5,000	5,475
Rural Cellular 9.875% 2/1/10	5,000	5,300
Sprint Capital 7.625% 1/30/11	35,000	37,661
Telecom Italia Capital
•5.969% 7/18/11	40,000	40,249
7.20% 7/18/36	25,000	26,109
Telefonica Emisones 5.984% 6/20/11	75,000	76,951
Telefonos de Mexico 4.50% 11/19/08	65,000	64,523
Thomson 5.75% 2/1/08	30,000	30,124
Time Warner 5.50% 11/15/11	20,000	20,182
Time Warner Entertainment 8.375% 3/15/23	10,000	11,848
Verizon Communications 6.25% 4/1/37	45,000	44,721
Viacom 5.75% 4/30/11	25,000	25,366
Vodafone Group 6.15% 2/27/37	15,000	14,529
		638,819
Consumer Cyclical – 0.62%
Costco Wholesale 5.50% 3/15/17	35,000	35,142
•DaimlerChrysler Holdings 5.81% 8/3/09	50,000	50,237
Federated Retail Holdings 5.35% 3/15/12	20,000	19,969
GMAC 6.875% 9/15/11	30,000	30,057
Harrah's Operating 6.50% 6/1/16	5,000	4,437
Home Depot
5.40% 3/1/16	10,000	9,782
5.875% 12/16/36	30,000	28,700
Majestic Star Casino 9.50% 10/15/10	5,000	5,269

Penney (JC) 8.00% 3/1/10	15,000	16,076
Wheeling Island Gaming 10.125% 12/15/09	5,000	5,100
*WMG Acquisition 7.375% 4/15/14	5,000	4,788
		209,557
Consumer Non-Cyclical – 0.43%
Boston Scientific 6.40% 6/15/16	25,000	25,109
CRC Health 10.75% 2/1/16	5,000	5,500
Kraft Foods 4.125% 11/12/09	15,000	14,622
Kroger 6.375% 3/1/08	30,000	30,276
Medco Health Solutions 7.25% 8/15/13	10,000	10,829
*Medtronic 4.375% 9/15/10	5,000	4,907
Procter & Gamble 5.55% 3/5/37	20,000	19,529
UST 6.625% 7/15/12	10,000	10,619
*¶Vanguard Health Holding 11.25% 10/1/15	5,000	4,088
Wyeth 5.50% 2/1/14	20,000	20,150
		145,629
Electric – 1.25%
•Alabama Power Capital Trust IV 4.75% 10/1/42	55,000	54,868
‡#Calpine 144A 5.356% 7/15/07	196	211
Commonwealth Edison 5.95% 8/15/16	45,000	44,128
Dominion Resources 5.687% 5/15/08	20,000	20,052
Duke Capital 5.668% 8/15/14	35,000	34,685
FPL Group Capital
5.625% 9/1/11	25,000	25,458
•6.35% 10/1/66	35,000	35,335
Midamerican Energy Holdings 6.125% 4/1/36	20,000	20,024
Midwest Generation 8.75% 5/1/34	5,000	5,450
•Nisource Finance 5.93% 11/23/09	20,000	20,035
Oncor Electric Delivery 7.00% 9/1/22	5,000	5,369
Orion Power Holdings 12.00% 5/1/10	5,000	5,800
Pacific Gas & Electric 5.80% 3/1/37	15,000	14,512
Pepco Holdings
5.50% 8/15/07	40,000	39,988
•5.985% 6/1/10	30,000	30,030
#Power Contract Financing 144A 6.256% 2/1/10	13,063	13,194
Puget Sound Energy 5.483% 6/1/35	15,000	13,675
Southwestern Public Service 6.00% 10/1/36	30,000	29,770
Xcel Energy 6.50% 7/1/36	10,000	10,547
		423,131
Energy – 0.55%
Apache 5.625% 1/15/17	25,000	25,336
Bluewater Finance 10.25% 2/15/12	5,000	5,238
Canadian Natural Resources 5.70% 5/15/17	30,000	29,918
#Canadian Oil Sands 144A 4.80% 8/10/09	35,000	34,570
Kerr-McGee 7.125% 10/15/27	15,000	15,852
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	25,000	25,262
•Secunda International 13.36% 9/1/12	5,000	5,200
*#Seitel 144A 9.75% 2/15/14	5,000	5,088
Weatherford International 4.95% 10/15/13	35,000	33,736
*Whiting Petroleum 7.25% 5/1/13	5,000	4,938
		185,138
Finance Companies – 0.67%
•American Express 6.80% 9/1/66	20,000	21,336
American General Finance 4.875% 7/15/12	30,000	29,524
*FTI Consulting 7.625% 6/15/13	5,000	5,213
Global Cash Access/Finance 8.75% 3/15/12	1,000	1,053
Residential Capital
•5.84% 6/9/08	25,000	24,757
6.00% 2/22/11	20,000	19,745
6.125% 11/21/08	30,000	29,996
6.375% 6/30/10	25,000	25,011
6.50% 4/17/13	25,000	24,793
*6.875% 6/30/15	45,000	45,472
		226,900
Industrial – 0.09%
Honeywell International 5.70% 3/15/37	25,000	24,283
*#Mobile Services Group 144A 9.75% 8/1/14	5,000	5,313
		29,596

Insurance – 1.52%
#Farmers Insurance Exchange 144A
6.00% 8/1/14	10,000	9,922
8.625% 5/1/24	70,000	83,449
•#Great West Life & Annuity Insurance 144A 7.153% 5/16/46	10,000	10,453
Marsh & McLennan 5.15% 9/15/10	35,000	34,722
MetLife
5.00% 6/15/15	10,000	9,725
6.40% 12/15/36	45,000	44,081
Montpelier Re Holdings 6.125% 8/15/13	45,000	44,424
#Nationwide Mutual Insurance 144A 7.875% 4/1/33	45,000	53,710
*#Nippon Life Insurance 144A 4.875% 8/9/10	35,000	34,480
PMI Group 5.568% 11/15/08	30,000	30,034
SAFECO Capital Trust I 8.072% 7/15/37	45,000	46,955
St. Paul Travelers 5.01% 8/16/07	15,000	14,975
WellPoint
4.25% 12/15/09	25,000	24,505
5.85% 1/15/36	10,000	9,695
Willis North America 5.125% 7/15/10	15,000	14,733
•XL Capital 6.50% 12/31/49	50,000	48,583
		514,446
Natural Gas – 0.92%
El Paso Natural Gas 7.625% 8/1/10	5,000	5,243
*El Paso Production Holding 7.75% 6/1/13	5,000	5,250
Enterprise Products Operating
4.00% 10/15/07	50,000	49,642
4.625% 10/15/09	40,000	39,502
Inergy Finance 6.875% 12/15/14	5,000	4,950
ONEOK 5.51% 2/16/08	25,000	25,045
•Sempra Energy 5.83% 5/21/08	50,000	50,014
Southern Union 6.15% 8/16/08	50,000	50,390
Valero Logistics Operations 6.05% 3/15/13	80,000	81,736
		311,772
Real Estate – 0.22%
BF Saul REIT 7.50% 3/1/14	5,000	5,100
*Developers Diversified Realty 4.625% 8/1/10	50,000	49,062
HRPT Properties Trust 5.75% 2/15/14	20,000	20,124
		74,286
Technology – 0.03%
*MagnaChip Semiconductor 8.00% 12/15/14	5,000	3,138
•#UGS Capital II PIK 144A 10.348% 6/1/11	5,000	5,137
		8,275
Transportation – 0.49%
*American Airlines 3.857% 7/9/10	39,104	37,759
Continental Airlines
5.983% 4/19/22	15,000	15,000
6.503% 6/15/11	50,000	51,374
#Erac USA Finance 144A 7.35% 6/15/08	40,000	40,735
¶H-Lines Finance Holdings 11.00% 4/1/13	5,000	4,775
Hertz 8.875% 1/1/14	10,000	10,825
Kansas City Southern de Mexico 12.50% 6/15/12	5,000	5,385
Kansas City Southern Railway 9.50% 10/1/08	1,000	1,053
		166,906
Total Corporate Bonds (cost $3,810,770)		3,842,034

Foreign Agencies– 0.14%
Pemex Project Funding Master Trust
*6.125% 8/15/08	35,000	35,332
6.625% 6/15/35	10,000	10,313
Total Foreign Agencies (cost $43,956)		45,645

Municipal Bonds– 1.00%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	55,000	59,032
California State 5.00% 2/1/33	20,000	20,774
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	20,000	21,150
Colorado Department of Transportation Revenue 5.00% 12/15/12 (FGIC)	70,000	74,807
Illinois State Taxable Pension 5.10% 6/1/33	30,000	28,712
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	40,000	43,271
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	35,000	37,506
Oregon State Taxable Pension 5.892% 6/1/27	35,000	36,700
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	15,000	15,007
Total Municipal Bonds (cost $329,297)		336,959

Non-Agency Asset-Backed Securities– 2.45%
Countrywide Asset-Backed Certificates
Series 2004-S1 A2 3.872% 3/25/20	12,981	12,802
•Series 2006-3 2A2 5.50% 6/25/36	105,000	105,053
Series 2006-S3 A2 6.085% 6/25/21	40,000	40,562
•Series 2006-S6 A2 5.519% 3/25/34	40,000	39,954
•Series 2006-S7 A3 5.712% 11/25/35	75,000	74,980
•Series 2006-S9 A3 5.728% 8/25/36	35,000	34,930
•GMAC Mortgage Corporation Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	25,000	25,046
GSAMP Trust Series 2006-S3 A1 6.09% 5/25/36	12,399	12,374
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	24,873	24,267
•Merrill Lynch Mortgage Investors
Series 2005-NCB A1A 5.451% 7/25/36	4,136	4,120
Series 2006-AR1 A2C 5.48% 3/25/37	75,000	74,977
Mid-State Trust
Series 11 A1 4.864% 7/15/38	18,452	17,692
Series 2004-1 A 6.005% 8/15/37	9,893	10,086
#Series 2006-1 A 144A 5.787% 10/15/40	23,392	23,377
•Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	100,000	100,132
Renaissance Home Equity Loan Trust Series 2005-4 A2 5.399% 2/25/36	35,000	34,851
•Residential Asset Securities Series 2006-KS3 AI3 5.49% 4/25/36	105,000	105,055
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	31,016	28,329
Series 2004-16XS A2 4.91% 8/25/34	17,855	17,775
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	40,000	40,270
Total Non-Agency Asset-Backed Securities (cost $828,065)		826,632

Non-Agency Collateralized Mortgage Obligations– 9.06%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.06% 9/25/35	35,000	34,482
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	63,745	63,934
Series 2004-2 1A1 6.00% 3/25/34	35,967	36,074
Series 2005-3 2A1 5.50% 4/25/20	36,902	36,839
Series 2005-5 2CB1 6.00% 6/25/35	39,210	39,314
Series 2005-9 5A1 5.50% 10/25/20	24,824	24,750
•Bank of America Funding Series 2006-F 1A2 5.169% 7/20/36	46,444	46,324
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.853% 5/25/33	634	641
Series 2005-9 2A1 4.75% 10/25/20	41,114	40,566
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.171% 5/25/36	46,542	47,267
Series 2006-3 34A1 6.161% 5/25/36	47,483	48,247
Series 2006-4 23A5 6.233% 8/25/36	37,616	38,285
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	76,985	76,457
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	17,657	17,698
•Series 2004-J7 1A2 4.673% 8/25/34	16,739	16,557
•Series 2005-63 3A1 5.893% 11/25/35	48,077	48,344
Series 2006-2CB A3 5.50% 3/25/36	37,123	37,115
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2004-12 1M 4.558% 8/25/34	33,337	33,247
Series 2005-23 A1 5.50% 11/25/35	21,708	21,304
Series 2005-29 A1 5.75% 12/25/35	52,833	52,619
Series 2006-1 A2 6.00% 3/25/36	37,737	37,719
•Series 2006-HYB3 3A1A 6.10% 5/20/36	48,540	49,305
•Series 2006-HYB4 1A2 5.683% 6/20/36	34,530	34,821
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	12,909	13,212
Series 2004-1 3A1 7.00% 2/25/34	9,954	10,187
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	16,890	17,934
•Series 2004-AR5 4A1 5.708% 10/25/34	31,885	31,878
•GMAC Mortgage Loan Trust
Series 2005-AR2 4A 5.189% 5/25/35	40,104	39,760
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	30,505	32,088
Series 2005-RP1 1A3 8.00% 1/25/35	22,865	24,288
Series 2005-RP1 1A4 8.50% 1/25/35	13,034	13,959
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	39,251	39,024

•Indymac Index Mortgage Loan Trust
Series 2005-AR25 1A21 5.859% 12/25/35	40,102	40,405
Series 2006-AR2 1A1A 5.54% 4/25/46	53,792	53,857
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	41,848	41,120
Series 2005-A4 1A1 5.405% 7/25/35	48,767	48,619
Series 2005-A6 1A2 5.144% 9/25/35	60,000	60,515
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	38,476	38,610
Series 2006-1 3A3 5.50% 2/25/36	39,534	39,804
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.875% 12/25/33	21,755	22,086
Series 2005-1 B1 5.414% 3/25/35	39,586	39,410
Series 2005-6 7A1 5.358% 6/25/35	29,082	28,980
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	6,842	7,005
Series 2005-3 7A1 6.00% 4/25/35	45,052	45,292
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	35,652	37,778
Series 2005-2 1A4 8.00% 5/25/35	16,208	17,266
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	22,499	22,858
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	65,000	64,206
•Series 2006-AF1 1A2 6.159% 5/25/36	60,000	60,847
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	17,834	17,965
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	13,634	13,847
Series 2004-SL4 A3 6.50% 7/25/32	26,939	27,461
Series 2005-SL1 A2 6.00% 5/25/32	29,002	29,365
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.048% 9/25/36	43,481	44,011
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	36,313	36,247
Series 2005-3XS A2 5.57% 1/25/35	24,328	24,347
Series 2006-5 5A4 5.572% 6/25/36	28,292	28,244
Structured Asset Securities
•Series 2002-22H 1A 6.953% 11/25/32	10,897	11,120
Series 2004-12H 1A 6.00% 5/25/34	37,592	37,692
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	50,321	50,408
Series 2006-2 2CB 6.50% 3/25/36	32,073	32,564
Series 2006-5 2CB3 6.00% 7/25/36	45,658	46,191
•Series 2006-AR5 3A 5.923% 7/25/46	27,818	27,868
wWashington Mutual Pass Through Certificates
Series 2004-CB3 4A 6.00% 10/25/19	59,918	60,659
•Series 2006-AR7 1A 5.994% 7/25/46	23,910	23,934
•Series 2006-AR8 2A3 6.15% 8/25/36	20,081	20,379
•Series 2006-AR10 1A1 5.956% 9/25/36	42,421	42,963
•Series 2006-AR14 1A4 5.656% 11/25/36	31,560	31,758
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 4.588% 9/25/34	26,960	27,141
Series 2005-11 1A3 5.50% 11/25/35	94,735	92,766
Series 2005-14 2A1 5.50% 12/25/35	62,782	64,021
Series 2005-17 1A1 5.50% 1/25/36	51,524	50,501
Series 2006-2 3A1 5.75% 3/25/36	79,780	79,469
Series 2006-7 2A1 6.00% 6/25/36	82,346	82,280
•Series 2006-AR4 1A1 5.864% 4/25/36	67,943	68,535
•Series 2006-AR4 2A1 5.779% 4/25/36	99,173	99,819
•Series 2006-AR6 7A1 5.111% 3/25/36	76,278	75,451
•Series 2006-AR10 5A1 5.60% 7/25/36	39,823	39,885
Total Non-Agency Collateralized Mortgage Obligations (cost $3,054,113)		3,059,788

U.S. Treasury Obligations– 2.97%
*U.S. Treasury Bonds 4.50% 2/15/36	295,000	278,223
U.S. Treasury Inflation Index Bonds
2.00% 1/15/26	81,579	77,558
2.375% 1/15/27	25,091	25,305
U.S. Treasury Inflation Index Notes
*¥2.00% 1/15/14	76,676	75,951
*2.375% 4/15/11	86,675	87,829
*2.375% 1/15/17	45,163	45,846
*2.50% 7/15/16	205,451	210,884
*3.00% 7/15/12	28,142	29,507
*3.625% 1/15/08	25,056	25,447
*U.S. Treasury Notes 4.625% 2/15/17	60,000	59,897
*^U.S. Treasury Strip 4.293% 11/15/13	115,000	85,160
Total U.S. Treasury Obligations (cost $990,472)		1,001,607

Repurchase Agreements– 4.17%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $577,645,
collateralized by $320,700 U.S. Treasury Notes
2.625% due 5/15/08, market value $316,131,
$188,500 U.S. Treasury Notes 3.375% due 12/15/08,
market value $186,404 and $88,700 U.S. Treasury
Notes 3.50% due 8/15/09, market value $86,918)	577,400	577,400
With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $416,477,
collateralized by $340,600 U.S. Treasury Bills
due 6/28/07, market value $336,598 and $88,100
U.S. Treasury Notes 4.50% due 2/28/11,
market value $88,363)	416,300	416,300
With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $416,477,
collateralized by $426,000 U.S. Treasury Bills
due 4/19/07, market value $424,953)	416,300	416,300
Total Repurchase Agreements (cost $1,410,000)		1,410,000

Total Value of Securities Before Securities Lending Collateral – 104.13%
(cost $31,474,662)		35,174,675

Securities Lending Collateral** – 5.00%
Short-Term Investments – 5.00%
Fixed Rate Notes – 1.37%
BNP Paribas Securities 5.55% 4/2/07	200,687	200,687
Citigroup Global Markets 5.45% 4/2/07	162,031	162,031
Fortis Bank 5.31% 6/18/07	60,206	60,206
ING Bank 5.33% 7/9/07	40,137	40,137
		463,061
•Variable Rate Notes – 3.63%
ANZ National 5.32% 4/30/08	8,027	8,028
Australia New Zealand 5.32% 4/30/08	40,137	40,137
Bank of New York 5.32% 3/10/15	32,110	32,110
Barclays 5.31% 5/18/07	56,192	56,192
Bayerische Landesbank 5.37% 4/30/08	40,137	40,137
Bear Stearns 5.38% 9/28/07	56,192	56,192
BNP Paribas 5.33% 4/30/08	40,137	40,137
Calyon 5.33% 8/14/07	20,069	20,069
Canadian Imperial Bank
5.32% 4/30/08	28,096	28,096
5.33% 8/15/07	32,110	32,110
CDC Financial Products 5.49% 4/30/07	52,179	52,179
Citigroup Global Markets 5.51% 4/6/07	52,179	52,179
Commonwealth Bank 5.32% 4/30/08	40,137	40,137
Credit Suisse First Boston 5.32% 3/14/08	40,137	40,137
Deutsche Bank
5.34% 8/20/07	56,192	56,192
5.34% 9/21/07	6,021	6,021
Dexia Bank 5.32% 9/28/07	56,192	56,187
Goldman Sachs Group 5.58% 3/28/08	47,362	47,362
Marshall & Ilsley Bank 5.32% 4/30/08	44,151	44,151
Merrill Lynch Mortgage Capital 5.54% 5/8/07	52,179	52,179
Morgan Stanley 5.62% 4/30/08	52,179	52,179
National Australia Bank 5.31% 4/30/08	49,770	49,770
National Rural Utilities 5.31% 4/30/08	63,417	63,417
Nordea Bank New York 5.31% 5/16/07	20,069	20,069
Nordea Bank Norge 5.33% 4/30/08	40,137	40,137
Royal Bank of Scotland Group 5.31% 4/30/08	40,137	40,137
Societe Generale 5.31% 4/30/08	20,069	20,069

Sun Trust Bank 5.33% 7/30/07	52,179	52,179
Toronto Dominion 5.32% 5/29/07	48,165	48,165
Wells Fargo 5.33% 4/30/08	40,137	40,137
		1,226,191
Total Securities Lending Collateral (cost $1,689,252)		1,689,252

Total Value of Securities – 109.13%
(cost $33,163,914)		36,863,927©
Obligation to Return Securities Lending Collateral**– (5.00%)		(1,689,252)
Liabilities Net of Receivables and Other Assets (See Notes) – (4.13%)		(1,393,829)
Net Assets Applicable to 2,267,037 Shares Outstanding – 100.00%		$33,780,846

†Non-income producing security for the period ended March 31, 2007.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $945,843, which represented 2.80% of the Series' net assets. See Note 6 in "Notes"
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
‡Non-income producing security. Security is currently in default.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
*Fully or partially on loan.
**See Note 5 in “Notes”
©Includes $1,625,651 of securities loaned

Summary of Abbreviations
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
FHLMC – Federal Home Loan Mortgage Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MBIA – Insured by the Municipal Bond Insurance Association
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
yr – Year

The following futures contracts and swap contracts were outstanding at March 31, 2007:

Futures Contracts1

					Unrealized
		Contracts	Notional	Notional	Appreciation
	to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
16	U.S. Treasury 5 year Notes	$1,687,844	$1,692,750	6/30/07	$4,906
(8)	U.S. Treasury 10 year Notes	(868,933)	(865,000)	6/30/07	3,933
1	U.S. Treasury Long Bond	112,151	111,250	6/30/07	(901)
					$7,938

Swap Contracts2

			Unrealized
Notional Amount	Expiration Date	Description	Appreciation
$400,000	5/1/07	Agreement with State Street to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 3 month BBA LIBOR adjusted by a spread of plus 0.05%.	$3,844

The use of futures contracts and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in ”Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust - Delaware VIP Balanced Series (the “Series”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series’ net asset value calculations as late as the series' last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-

dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$33,184,080
Aggregate unrealized appreciation	3,911,057
Aggregate unrealized depreciation	(231,210)
Net unrealized appreciation	$3,679,847

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $19,827,058 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,748,728 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in 2010 and $473,349 expires in 2011.

3. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Swap Contracts
The Series may enter into index swap contracts in accordance with its investment objectives. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

5. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Series receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2007, the market value of securities on loan was $1,625,651, for which the Series received securities collateral, comprised of U.S. government obligations valued at $207,989 and cash collateral of $1,689,252. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2007, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Capital Reserves Series

March 31, 2007

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.22%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	USD	52,523	$ 52,243
tFHLMC Structured Pass Through Securities Series T-30 A5 8.61% 12/25/30		28,939	28,959
Total Agency Asset-Backed Securities (cost $80,965)			81,202

Agency Collateralized Mortgage Obligations – 1.90%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		24,825	26,747
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28		27,984	27,438
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		57,177	58,713
Freddie Mac
Series 2326 ZQ 6.50% 6/15/31		121,936	126,860
Series 2662 MA 4.50% 10/15/31		55,159	54,223
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09		146,221	143,342
•Freddie Mac Strip Series 19 F 5.875% 6/1/28		24,353	24,270
tFreddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		62,052	63,584
Government National Mortgage Association
Series 2002-28 B 5.779% 7/16/24		45,000	45,622
Series 2002-61 BA 4.648% 3/16/26		63,939	63,340
Series 2003-78 B 5.11% 10/16/27		55,000	54,895
Total Agency Collateralized Mortgage Obligations (cost $693,442)			689,034

Agency Mortgage-Backed Securities – 11.33%
Fannie Mae
6.50% 8/1/17		29,769	30,435
6.52% 1/1/08		7,682	7,677
7.00% 11/15/16		79,480	81,932
8.50% 9/20/10		4,569	4,758
9.00% 4/1/09		5,464	5,533
•Fannie Mae ARM
3.018% 6/1/34		92,911	92,958
3.747% 8/1/34		62,192	62,741
4.794% 11/1/35		503,702	502,833
5.063% 8/1/35		66,244	65,349
5.269% 10/1/33		148,327	150,314
6.167% 6/1/36		225,943	229,332
6.235% 7/1/36		207,586	210,416
6.312% 7/1/36		214,337	217,368
6.352% 8/1/36		211,751	214,691
6.37% 4/1/36		111,187	113,966
6.464% 12/1/33		53,205	53,971
Fannie Mae FHAVA 9.00% 6/1/09		36,814	37,590
Fannie Mae Relocation 30 yr
Pool #763656 5.00% 1/1/34		105,319	102,764
Pool #763742 5.00% 1/1/34		137,807	134,354
Fannie Mae S.F. 15 yr
7.50% 3/1/15		10,294	10,617
8.00% 10/1/14		12,883	13,038
8.00% 10/1/16		49,222	51,278
Fannie Mae S.F. 30 yr
7.50% 12/1/10		4,890	4,933
7.50% 6/1/31		26,424	27,656
8.50% 5/1/11		3,301	3,373
8.50% 8/1/12		6,484	6,657
9.00% 7/1/20		47,351	50,670
10.00% 8/1/19		50,558	55,380
•Freddie Mac ARM
5.734% 4/1/34		24,075	24,574
5.807% 4/1/33		42,283	43,015
Freddie Mac Balloon 5 yr
4.00% 6/1/08		17,309	17,095

4.00% 1/1/09	104,728	103,129
4.50% 1/1/10	191,632	189,813
Freddie Mac Balloon 7 yr
4.50% 10/1/09	112,607	111,232
5.00% 6/1/11	187,660	187,368
5.00% 11/1/11	202,855	202,666
Freddie Mac Relocation 15 yr
3.50% 9/1/18	78,615	73,187
3.50% 10/1/18	11,727	10,918
Freddie Mac S.F. 15 yr
4.00% 11/1/13	121,004	117,688
4.00% 3/1/14	146,287	142,079
8.00% 5/1/15	43,912	46,155
8.50% 10/1/15	5,623	5,945
Freddie Mac S.F. 30 yr
7.00% 11/1/33	27,617	28,689
9.25% 9/1/08	2,049	2,095
GNMA I S.F. 15 yr
6.00% 1/15/09	3,904	3,931
8.50% 8/15/10	2,532	2,552
GNMA I S.F. 30 yr
7.00% 12/15/34	88,140	92,852
8.00% 5/15/08	8,616	8,616
11.00% 11/15/10	133,500	141,314
GNMA II S.F. 30 yr
12.00% 6/20/14	6,622	7,480
12.00% 3/20/15	679	755
12.00% 2/20/16	2,195	2,436
Total Agency Mortgage-Backed Securities (cost $4,132,505)		4,108,168

Agency Obligations – 4.93%
Fannie Mae
4.75% 3/12/10	345,000	344,792
5.25% 12/3/07	35,000	35,016
Freddie Mac
4.75% 3/5/12	865,000	862,173
5.00% 1/16/09	465,000	466,045
7.00% 3/15/10	75,000	79,534
Total Agency Obligations (cost $1,786,076)		1,787,560

Commercial Mortgage-Backed Securities – 3.76%
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	65,000	64,994
t#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34	47,252	48,965
#Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36	40,000	40,090
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	108,733	109,247
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31	150,000	151,365
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	75,543	76,149
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1C 6.403% 3/15/33	45,000	46,896
Goldman Sachs Mortgage Securities II Series 2004-GG2 A3 4.602% 8/10/38	95,000	93,918
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	57,080	57,615
Series 2003-C8 A2 4.207% 11/15/27	150,000	147,583
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	225,000	220,102
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	150,000	150,824
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	30,000	30,244
Series 2006-1 C 5.707% 2/15/36	45,000	45,397
•Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42	80,000	79,717
Total Commercial Mortgage-Backed Securities (cost $1,369,338)		1,363,106

Corporate Bonds – 25.33%
Banking – 3.13%
•BAC Capital Trust XIV 5.63% 12/31/49	70,000	70,105
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49	160,000	177,481
Marshall & Ilsley 3.95% 8/14/09	145,000	141,876
National City 3.125% 4/30/09	225,000	217,490
Popular North America 4.25% 4/1/08	295,000	290,811
•#Vneshtorgbank 144A 5.96% 8/1/08	100,000	100,175
•Wachovia Capital Trust III 5.80% 8/29/49	135,000	136,729
		1,134,667

Basic Industry – 1.50%
Bowater 9.00% 8/1/09		135,000	142,087
Freeport McMoRan Copper & Gold 8.375% 4/1/17		40,000	43,350
Grupo Minero Mexico 8.25% 4/1/08		100,000	102,750
Lubrizol 4.625% 10/1/09		120,000	118,617
Norske Skog Canada 8.625% 6/15/11		65,000	66,300
Weyerhaeuser 5.95% 11/1/08		70,000	70,639
			543,743
Brokerage – 0.98%
AMVESCAP 4.50% 12/15/09		120,000	117,863
LaBranche & Company 9.50% 5/15/09		150,000	158,249
Nuveen Investments 5.00% 9/15/10		80,000	79,288
			355,400
Capital Goods – 0.25%
•Masco 5.655% 3/12/10		90,000	90,059
			90,059
Communications – 4.17%
AT&T 7.30% 11/15/11		180,000	195,592
BellSouth 4.20% 9/15/09		90,000	88,178
Comcast Cable Communications 6.20% 11/15/08		235,000	238,639
Cox Communications 4.625% 1/15/10		60,000	59,227
News America Holdings 7.375% 10/17/08		70,000	72,064
Sprint Capital 7.625% 1/30/11		65,000	69,941
Telecom Italia Capital
4.00% 1/15/10		130,000	125,678
•5.97% 7/18/11		100,000	100,621
Telefonos de Mexico 4.50% 11/19/08		155,000	153,865
Time Warner 5.50% 11/15/11		80,000	80,727
Viacom
•5.70% 6/16/09		120,000	120,404
5.75% 4/30/11		205,000	208,000
			1,512,936
Consumer Cyclical – 3.95%
Costco Wholesale 5.30% 3/15/12		120,000	120,998
CVS 3.875% 11/1/07		155,000	153,663
•DaimlerChrysler Holding 5.81% 8/3/09		135,000	135,639
Federated Retail Holdings 5.35% 3/15/12		50,000	49,923
Ford Motor Credit
5.80% 1/12/09		95,000	93,228
9.875% 8/10/11		150,000	158,991
Fortune Brands 5.125% 1/15/11		70,000	69,436
•General Motors Acceptance Corporation 6.31% 7/16/07		330,000	330,026
Home Depot 4.625% 8/15/10		55,000	54,144
MGM MIRAGE 9.75% 6/1/07		50,000	50,500
Penney (J.C.) 7.375% 8/15/08		145,000	148,855
Wal-Mart Stores 6.875% 8/10/09		65,000	67,694
			1,433,097
Consumer Non-Cyclical – 0.96%
Fred Meyer 7.45% 3/1/08		70,000	71,348
#HCA 144A 9.125% 11/15/14		40,000	42,850
Kraft Foods 4.125% 11/12/09		120,000	116,973
US Oncology 9.00% 8/15/12		110,000	117,975
			349,146
Electric – 1.41%
Dominion Resources 5.687% 5/15/08		75,000	75,195
FPL Group Capital 5.625% 9/1/11		70,000	71,282
Pacific Gas & Electric 4.20% 3/1/11		120,000	116,278
Potomac Electric Power 6.25% 10/15/07		75,000	75,349
#Power Contract Financing 144A 6.256% 2/1/10		39,188	39,582
#Power Receivables Finance 144A 6.29% 1/1/12		72,128	72,944
PSEG Funding Trust I 5.381% 11/16/07		60,000	59,956
			510,586
Finance Companies – 3.82%
American General Finance 4.625% 5/15/09		140,000	138,306
Capital One Bank 5.00% 6/15/09		135,000	134,592
General Electric Capital
5.50% 4/28/11		155,000	157,563
6.50% 1/27/09	NZD	500,000	349,281
International Lease Finance 4.625% 6/2/08	USD	60,000	59,638
•#Mizuho JGB Investment Preferred 144A 9.87% 12/29/49		135,000	142,128

Residential Capital
•5.84% 6/9/08	70,000	69,318
6.125% 11/21/08	215,000	214,972
•6.66% 11/21/08	45,000	45,093
•#Xstrata Finance 144A 5.71% 11/13/09	75,000	75,116
		1,386,007
Insurance – 2.23%
Aetna 7.875% 3/1/11	45,000	49,220
Marsh & McLennan
5.15% 9/15/10	50,000	49,602
•5.50% 7/13/07	75,000	75,021
#Nippon Life Insurance 144A 4.875% 8/9/10	90,000	88,662
PMI Group 5.568% 11/15/08	85,000	85,096
Reliastar Financial 6.50% 11/15/08	185,000	188,209
SAFECO Capital Trust I 8.072% 7/15/37	100,000	104,345
St. Paul Travelers 5.01% 8/16/07	70,000	69,882
WellPoint 4.25% 12/15/09	35,000	34,307
Willis 5.125% 7/15/10	65,000	63,843
		808,187
Natural Gas – 0.51%
•Sempra Energy 5.83% 5/21/08	50,000	50,014
Southern Union 6.15% 8/16/08	135,000	136,053
		186,067
Real Estate – 1.12%
Developers Diversified Realty 4.625% 8/1/10	100,000	98,124
Simon Property Group
5.375% 8/28/08	130,000	130,038
7.125% 2/9/09	35,000	36,114
Tanger Properties 9.125% 2/15/08	140,000	143,894
		408,170
Transportation – 1.30%
Continental Airlines 6.503% 6/15/11	245,000	251,737
#Erac USA Finance 144A 7.35% 6/15/08	215,000	218,953
		470,690
Total Corporate Bonds (cost $9,205,362)		9,188,755

Foreign Agencies – 0.35%
Pemex Project Funding Master Trust 6.125% 8/15/08	125,000	126,188
Total Foreign Agencies (cost $125,338)		126,188

Non-Agency Asset-Backed Securities – 27.17%
AmeriCredit Automobile Receivables Trust
Series 2005-CF A4 4.63% 6/6/12	285,000	283,262
Series 2007-AX A3 5.19% 11/6/11	135,000	135,313
Ameriquest Mortgage Securities
Series 2003-5 A4 4.272% 4/25/33	12,022	11,944
Series 2003-11 AF6 5.14% 1/25/34	65,000	64,479
Series 2004-FR1 A4 3.243% 5/25/34	17,001	16,889
•Series 2006-R1 A2C 5.51% 3/25/36	100,000	100,057
Argent Securities Series 2003-W5 AF4 4.66% 10/25/33	19,174	19,076
Centex Home Equity Series 2005-D AF4 5.27% 10/25/35	155,000	154,376
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-3 1A6 4.707% 9/25/13	183,753	181,807
Series 2003-2 1A4 3.986% 8/25/29	15,637	15,528
Series 2003-3 1A4 3.303% 11/25/29	134,012	132,332
Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11	220,000	220,318
CIT Equipment Collateral
Series 2005-VT1 A3 4.12% 8/20/08	130,041	129,493
Series 2006-VT2 A3 5.07% 2/20/10	445,000	445,198
CitiFinancial Mortgage Securities
Series 2003-2 AF4 4.098% 5/25/33	220,000	216,189
Series 2004-1 AF2 2.645% 4/25/34	168,128	164,241
Countrywide Asset-Backed Certificates
•Series 2004-13 AV2 5.58% 5/25/34	19,420	19,426
Series 2004-S1 A2 3.872% 3/25/20	142,789	140,826
•Series 2006-1 AF2 5.281% 7/25/36	410,000	408,083
•Series 2006-1 AF3 5.348% 7/25/36	280,000	279,180
•Series 2006-3 2A2 5.50% 6/25/36	135,000	135,069
Series 2006-9 1AF3 5.859% 10/25/46	160,000	161,644
•Series 2006-11 1AF3 6.05% 9/25/46	215,000	217,151

Series 2006-13 1AF3 5.944% 1/25/37	160,000	161,249
•Series 2006-15 A3 5.689% 10/25/46	115,000	115,280
Series 2006-S2 A2 5.627% 7/25/27	80,000	79,991
Series 2006-S3 A2 6.085% 6/25/21	250,000	253,512
Series 2006-S5 A3 5.762% 6/25/35	115,000	115,404
•Series 2006-S6 A2 5.519% 3/25/34	105,000	104,879
•Series 2006-S7 A3 5.712% 11/25/35	210,000	209,944
•Series 2006-S9 A3 5.728% 8/25/36	95,000	94,810
Series 2007-4 A2 5.53% 9/25/37	115,000	114,914
#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	3,593	3,422
Credit-Based Asset Servicing and Securitization
#Series 2006-SL1 A2 144A 5.556% 9/25/36	245,000	245,546
Series 2007-CB1 AF2 5.721% 1/25/37	100,000	100,387
Credit Suisse First Boston Mortgage Securities Series 2005-AGE1 A2 4.64% 2/25/32	250,000	246,831
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	100,000	101,827
•Equifirst Mortgage Loan Trust Series 2004-3 A2 5.65% 12/25/34	10,005	10,008
General Motors Acceptance Corporation Mortgage Loan Trust
Series 2003-HE2 A3 4.12% 10/25/26	68,113	67,775
•Series 2006-HE3 A2 5.75% 10/25/36	95,000	95,175
GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36	94,235	94,043
Indymac Seconds Assets Backed Trust Series 2006-1 A2 5.767% 5/25/36	235,000	235,498
Long Beach Auto Receivables Trust Series 2006-B A3 5.17% 8/15/11	300,000	300,227
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	32,335	31,548
•Merrill Lynch Mortgage Investors
Series 2005-NCB A1A 5.451% 7/25/36	15,855	15,792
Series 2006-AR1 A2C 5.48% 3/25/37	80,000	79,976
•Morgan Stanley Mortgage Loan Trust Series 2006-12XS A1 5.44% 10/25/36	132,816	132,825
New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33	99,710	98,886
•Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	125,000	125,165
Renaissance Home Equity Loan Trust
Series 2004-2 AF3 4.464% 7/25/34	39,386	39,210
Series 2005-1 AF2 4.263% 5/25/35	4,501	4,484
Series 2005-4 A2 5.399% 2/25/36	40,000	39,830
Series 2005-4 A3 5.565% 2/25/36	25,000	24,940
Series 2006-1 AF3 5.608% 5/25/36	210,000	209,963
Series 2006-2 AF3 5.797% 8/25/36	125,000	125,778
Series 2006-3 AF2 5.58% 11/25/36	90,000	90,003
Series 2006-3 AF3 5.586% 11/25/36	235,000	235,349
Series 2006-4 AF2 5.285% 1/25/37	225,000	224,159
Series 2007-1 AF2 5.512% 4/25/37	195,000	194,805
Residential Asset Securities
Series 2002-KS2 AI5 6.779% 4/25/32	41,044	41,343
•Series 2004-KS9 AI3 3.79% 8/25/29	93,950	92,930
•Series 2006-KS3 AI3 5.49% 4/25/36	270,000	270,138
Residential Funding Mortgage Securities II
Series 2001-HS2 A5 7.42% 4/25/31	30,493	30,382
Series 2005-HI3 A2 5.09% 9/25/35	160,000	158,990
Series 2006-HI2 A3 5.79% 2/25/36	150,000	150,876
•Series 2006-HSA1 A2 5.19% 2/25/36	345,000	342,971
•Series 2006-HSA2 AI2 5.50% 3/25/36	190,000	189,575
#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	66,948	66,405
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	42,093	38,446
Series 2005-4XS 1A2B 4.67% 3/25/35	104,265	103,244
Series 2005-9XS 1A2A 4.84% 6/25/35	95,000	94,057
Series 2005-NC1 A2 3.92% 2/25/35	9,898	9,861
•Series 2005-NC1 A7 5.55% 2/25/35	31,542	31,553
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	160,000	161,079
Total Non-Agency Asset-Backed Securities (cost $9,842,805)		9,857,166

Non-Agency Collateralized Mortgage Obligations – 16.85%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	86,693	86,950
Series 2004-2 1A1 6.00% 3/25/34	71,935	72,148
Series 2004-11 1CB1 6.00% 12/25/34	38,390	38,636
Series 2005-9 5A1 5.50% 10/25/20	111,708	111,376
•Bank of America Funding Series 2006-H 1A2 5.697% 9/20/46	140,312	141,529
•Bank of America Mortgage Securities Series 2003-D 1A2 6.10% 5/25/33	1,427	1,441
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.174% 5/25/36	105,777	107,426

Series 2006-3 34A1 6.180% 5/25/36	110,795	112,577
Series 2006-4 23A5 6.235% 8/25/36	96,131	97,839
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	79,096	78,811
Countrywide Alternative Loan Trust
Series 2003-20CB 1A2 5.50% 10/25/33	152,159	151,623
Series 2004-28CB 6A1 6.00% 1/25/35	91,227	91,441
•Series 2004-J7 1A2 4.673% 8/25/34	22,319	22,075
Series 2005-1CB 2A2 5.50% 3/25/35	174,120	172,111
Series 2006-2CB A3 5.50% 3/25/36	74,247	74,230
•tCountrywide Home Loan Mortgage Pass Through Trust
Series 2003-21 A1 4.076% 5/25/33	36,600	36,177
Series 2004-12 1M 4.557% 8/25/34	95,250	94,991
Series 2006-HYB4 1A2 5.5.683% 6/20/36	84,406	85,118
Credit Suisse First Boston Mortgage Securities
Series 2002-5 1A4 6.50% 2/25/32	115,242	114,888
Series 2003-29 5A1 7.00% 12/25/33	25,818	26,423
Series 2004-1 3A1 7.00% 2/25/34	8,144	8,335
Deutsche Alternative A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	63,749	62,634
•First Horizon Asset Securities Series 2004-AR5 4A1 5.708% 10/25/34	45,835	45,825
•General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 4A 5.189% 5/25/35	88,229	87,471
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	30,505	32,088
Series 2005-RP1 1A3 144A 8.00% 1/25/35	34,298	36,432
Series 2005-RP1 1A4 144A 8.50% 1/25/35	15,641	16,751
GSR Mortgage Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19	27,562	27,604
•Series 2007-AR1 1A2 5.761% 3/25/37	220,697	222,304
•Indymac Index Mortgage Loan Trust Series 2006-AR2 1A1A 5.54% 4/25/46	34,580	34,622
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	110,327	108,406
Series 2005-A4 1A1 5.405% 7/25/35	133,001	132,597
Series 2005-A6 1A2 5.146% 9/25/35	105,000	105,902
Series 2007-A1 B1 4.819% 7/25/35	99,869	98,201
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	73,105	73,358
Series 2006-1 3A3 5.50% 2/25/36	98,836	99,509
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.862% 12/25/33	40,162	40,774
Series 2005-1 B1 5.419% 3/25/35	113,809	113,304
Series 2005-6 7A1 5.375% 6/25/35	83,091	82,801
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	68,332	72,408
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	100,000	98,778
•Series 2006-AF1 1A2 6.159% 5/25/36	125,000	126,764
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	23,632	24,001
Series 2004-SL4 A3 6.50% 7/25/32	36,735	37,447
•Residential Funding Mortgage Securities I
Series 2006-SA3 3A1 6.058% 9/25/36	108,703	110,027
Series 2006-SA4 2A1 6.135% 11/25/36	237,306	241,278
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	43,575	43,496
Series 2005-22 4A2 5.378% 12/25/35	22,975	22,821
Series 2005-3XS A2 5.57% 1/25/35	37,207	37,236
Series 2006-5 5A4 5.575% 6/25/36	47,153	47,073
Structured Asset Securities
Series 2004-5H A2 4.43% 12/25/33	44,962	44,385
Series 2004-12H 1A 6.00% 5/25/34	33,170	33,258
Washington Mutual
Series 2003-S10 A2 5.00% 10/25/18	177,749	176,215
•Series 2004-AR4 A2 2.98% 6/25/34	53,058	52,922
•Series 2006-AR7 1A 5.963% 7/25/46	51,235	51,287
•Series 2006-AR10 1A1 5.956% 9/25/36	118,779	120,297
•Series 2006-AR14 1A4 5.656% 11/25/36	112,713	113,423
•Series 2007-OA2 B1 5.66% 3/25/47	59,940	59,856
tWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2006-5 2CB3 6.00% 7/25/36	109,579	110,858
•Series 2006-AR5 3A 5.923% 7/25/46	78,817	78,958
•Wells Fargo Mortgage Backed Securities Trust

Series 2004-EE 2A1 3.988% 12/25/34		185,910	182,279
Series 2004-T A1 4.421% 9/25/34		34,663	34,895
Series 2005-AR12 2A10 4.319% 7/25/35		169,951	167,922
Series 2006-AR4 2A1 5.78% 4/25/36		198,345	199,641
Series 2006-AR6 7A1 5.114% 3/25/36		276,509	273,508
Series 2006-AR10 5A1 5.601% 7/25/36		106,196	106,359
Series 2006-AR11 A7 5.529% 8/25/36		118,321	118,279
Series 2006-AR12 1A2 6.035% 9/25/36		80,919	81,945
Series 2006-AR14 2A4 6.11% 10/25/36		94,389	95,710
Total Non-Agency Collateralized Mortgage Obligations (cost $6,086,271)			6,110,054

@«Senior Secured Loans – 0.28%
Visteon 8.36% 6/13/13		100,000	100,625
Total Senior Secured Loans (cost $100,000)			100,625

Sovereign Debt – 0.95%
U.K. Treasury 4.00% 3/7/09	GBP	180,000	345,143
Total Sovereign Debt (cost $344,285)			345,143

U.S. Treasury Obligations – 5.51%
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	USD	202,643	200,728
2.375% 4/15/11		571,032	578,639
2.375% 1/15/17		60,218	61,128
2.50% 7/15/16		50,110	51,435
¥3.00% 7/15/12		574,092	601,945
3.875% 1/15/09		308,530	319,895
U.S. Treasury Notes
4.50% 3/31/09		105,000	104,869
4.625% 2/29/12		50,000	50,201
4.625% 2/15/17		30,000	29,948
Total U.S. Treasury Obligations (cost $1,975,686)			1,998,788

Repurchase Agreements – 0.96%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $143,061,
collateralized by $79,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $78,248,
$47,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $46,138 and $22,000 U.S. Treasury
Notes 3.50% due 8/15/09, market value $21,514)		143,000	143,000

With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $103,044,
collateralized by $84,000 U.S. Treasury Bills
due 6/28/07, market value $83,314 and $22,000
U.S. Treasury Notes 4.50% due 2/28/11,
market value $21,871)		103,000	103,000

With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $103,044,
collateralized by $105,000 U.S. Treasury Bills
due 4/19/07, market value $105,183)		103,000	103,000
Total Repurchase Agreements (cost $349,000)			349,000

Total Value of Securities – 99.54%
(cost $36,091,073)			36,104,789
Receivables Net of Liabilities and Other Assets (See Notes) – 0.46%			168,220
Net Assets Applicable to 3,734,526 Shares Outstanding – 100.00%			$36,273,009

°Principal amount shown is stated in the currency in which each security is denominated.
GBP – British Pound Sterling
JPY – Japanese Yen
NZD – New Zealand Dollar
USD – United States Dollar

tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2007.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $1,944,832, which represented 5.36% of the Series’ net assets. See Note 6 in "Notes." @Illiquid security. At March 31, 2007, the aggregate amount of illiquid securities equaled $100,625, which represented 0.28% of the Series’ net assets. See Note 6 in “Notes.”
¥Fully or partially pledged as collateral for financial futures contracts.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
NIM – Net Interest Margin
S.F. – Single Family
yr – Year

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2007:

Foreign Currency Exchange Contracts1

					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
GBP	(178,770)	USD	350,507	4/27/07	$ (1,264)
GBP	(178,770)	USD	350,650	6/8/07	(1,037)
GBP	178,770	USD	(350,128)	6/8/07	1,559
JPY	28,520	USD	(247)	6/8/07	(3)
JPY	62,555	USD	(543)	6/8/07	(7)
NZD	(520,000)	USD	356,023	6/8/07	(13,615)
					$(14,367)

Futures Contracts2

	Contracts	Notional Cost	Notional		Unrealized
	to Buy (Sell)	(Proceeds)	Value	Expiration Date	Appreciation
13	U.S. Treasury 2 year Notes	$ 2,659,632	$ 2,663,578	6/30/07	$ 3,946
(20)	U.S. Treasury long bond	(2,172,084)	(2,162,500)	6/30/07	9,584
$13,530

Swap Contracts3

			Unrealized
Notional Amount	Expiration Date	Description	Appreciation
$1,605,000	5/1/07	Agreement with State Street to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 3 month BBA LIBOR adjusted by a spread of plus 0.05%.	$10,236

$1,000,000	1/8/09	Agreement with Goldman Sachs to receive the notional amount multiplied by the fixed rate of 5.071% and to pay the notional amount multiplied by the 3 month LIBOR.	$649

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Capital Reserves Series (the “Series”).

Security Valuation – U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series net asset value calculations as late as the series' last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$36,098,633
Aggregate unrealized appreciation	176,633
Aggregate unrealized depreciation	(170,477)
Net unrealized appreciation	$6,156

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $1,679,561 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,132,035 expires in 2008, $82,894 expires in 2010, $226,584 expires in 2013, and $238,048 expires in 2014.

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

5. Swap Contracts
The Series may enter into interest rate swap contracts and index swap contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts.

Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

6. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Cash Reserve Series

March 31, 2007

	Principal
	Amount	Value
Certificates of Deposit – 8.21%
Credit Agricole 5.35% 8/31/07	$500,000	$500,000
First Tennessee Bank 5.31% 4/23/07	500,000	500,000
Natixis 5.345% 8/17/07	500,000	500,037
Wilmington Trust 5.32% 4/5/07	500,000	500,001
Total Certificates of Deposit (cost $2,000,038)		2,000,038

≠Discounted Commercial Paper – 79.90%
Banks – 10.94%
Bank of America 5.279% 4/2/07	300,000	299,956
≥Bank of Ireland 5.34% 8/6/07	600,000	588,993
HBOS Treasury Services 5.311% 5/10/07	500,000	497,161
µJPMorgan Chase 5.311% 6/4/07	543,000	537,961
Natixis 5.412% 4/2/07	250,000	249,962
≥Skandinaviska Enskilda Banken 5.346% 8/1/07	500,000	491,180
		2,665,213
Colleges & Universities – 4.13%
Leland Stanford Junior University 5.288% 5/30/07	500,000	495,706
University of California 5.31% 4/5/07	510,000	509,703
		1,005,409
Energy – 2.05%
≥Koch Resources 5.28% 4/9/07	500,000	499,417
		499,417
Financial Services – 47.61%
≥Allianz Finance 5.306% 4/12/07	500,000	499,200
≥µAmstel Funding
5.302% 4/17/07	300,000	299,299
5.347% 4/13/07	350,000	349,392
≥µAquinas Funding
5.311% 6/21/07	500,000	494,105
5.412% 4/2/07	250,000	249,962
≥µBarton Capital
5.28% 4/9/07	500,000	499,417
5.293% 4/12/07	300,000	299,516
≥µBeta Finance 5.292% 4/23/07	750,000	747,585
BP Capital Markets 5.412% 4/2/07	750,000	749,887
≥µCAFCO 5.288% 5/10/07	575,000	571,730
Cargill Global Funding 5.305% 4/2/07	750,000	749,890
≥µChesham Finance 5.412% 4/2/07	250,000	249,962
Corporate Receivables Funding 5.392% 4/2/07	250,000	249,963
Danske 5.277% 4/24/07	721,000	718,586
≥µFountain Square Commercial Funding 5.314% 5/15/07	500,000	496,792
µGeneral Electric Capital 5.304% 6/19/07	500,000	494,316
MetLife Funding 5.412% 4/2/07	750,000	749,887
New York Life 5.288% 4/26/07	500,000	498,177
≥µSheffield Receivables
5.215% 9/4/07	350,000	342,295
5.296% 4/23/07	400,000	398,712
≥µSigma Finance 5.31% 6/7/07	500,000	495,133
≥µStarbird Funding
5.303% 4/11/07	400,000	399,416
5.305% 4/20/07	250,000	249,306
≥µThree Pillars
5.292% 4/25/07	250,000	249,122
5.304% 4/27/07	500,000	498,097
		11,599,747
Mortgage Bankers & Brokers – 8.10%
Bear Stearns 5.295% 9/20/07	500,000	487,697
Goldman Sachs Group
5.289% 5/24/07	500,000	496,150
5.382% 4/2/07	380,000	379,943

ING Funding
5.282% 6/4/07	300,000	297,219
5.304% 5/8/07	315,000	313,304
		1,974,313
Pharmaceutical – 3.07%
≥Abbott Laboratories 5.274% 4/13/07	750,000	748,685
		748,685
State Agency Bonds – 4.00%
City of Austin, Texas 5.317% 5/2/07	477,000	474,835
Sunshine State Governmental Financing Commission 5.314% 4/5/07	500,000	499,708
		974,543
Total Discounted Commercial Paper (cost $19,467,327)		19,467,327

•Floating Rate Notes – 10.26%
µChesham Finance 5.468% 9/25/07	500,000	499,950
Credit Suisse New York 5.295% 7/26/07	500,000	500,000
≥DnB NOR Bank 5.31% 4/24/08	750,000	750,000
Washington Mutual Bank 5.35% 6/26/07	750,000	750,000
Total Floating Rate Notes (cost $2,499,950)		2,499,950

Variable Rate Demand Note – 3.29%
•North Texas Higher Education Authority Series B 5.32% 12/1/44 (AMBAC) (SPA – Depfa Bank)	800,000	800,000
Total Variable Rate Demand Note (cost $800,000)		800,000

Total Value of Securities – 101.66%
(cost $24,767,315) ©		24,767,315
Liabilities Net of Receivables and Other Assets (See Notes) – (1.66%)		(403,235)
Net Assets Applicable to 24,363,876 Shares Outstanding – 100.00%		$24,364,080

≠The rate shown is the effective yield as of the time of purchase.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
©Also the cost for federal income tax purposes.
µAsset-backed commercial paper.
≥Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2007, the aggregate amount of these securities equaled $10,467,316, which represented 42.96% of the Fund’s net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
SPA – Stand-by Purchase Agreement

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP Trust-Delaware VIP Cash Reserve Series (the “Series”).

Security Valuation – Securities are valued at amortized cost, which approximates market value.

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series’ net asset value calculations as late as the series’ last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $53,296 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires in 2010.

3. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. At March 31, 2007, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Diversified Income Series

March 31, 2007

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.03%
•Fannie Mae Whole Loan Series 2002-W11 AV1 5.66% 11/25/32	USD	17,023	$17,021
♦FHLMC Structured Pass Through Securities Series T-30 A5 8.61% 12/25/30		171,082	171,200
Total Agency Asset-Backed Securities (cost $187,680)			188,221

Agency Collateralized Mortgage Obligations – 0.68%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		6,461	6,694
Series 2002-90 A1 6.50% 6/25/42		19,889	20,373
Series 2002-90 A2 6.50% 11/25/42		79,259	80,924
Series 2003-122 AJ 4.50% 2/25/28		95,612	93,747
Series 2005-110 MB 5.50% 9/25/35		730,000	735,928
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		1,782	1,866
Series 2001-T8 A2 9.50% 7/25/41		16,063	17,307
Series 2002-T4 A3 7.50% 12/25/41		36,575	38,099
Series 2004-T1 1A2 6.50% 1/25/44		37,492	38,475
Fannie Mae Whole Loan
Series 2002-W6 2A1 7.00% 6/25/42		64,251	66,373
Series 2004-W9 2A1 6.50% 2/25/44		10,588	10,873
Series 2004-W11 1A2 6.50% 5/25/44		118,540	121,767
♦FHLMC Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		34,469	35,249
Series T-58 2A 6.50% 9/25/43		14,601	14,961
Freddie Mac
Series 1730 Z 7.00% 5/15/24		160,097	167,142
Series 2326 ZQ 6.50% 6/15/31		243,873	253,720
Series 2480 EH 6.00% 11/15/31		64	63
Series 2552 KB 4.25% 6/15/27		101,345	100,495
Series 2662 MA 4.50% 10/15/31		253,732	249,427
Series 2872 GC 5.00% 11/15/29		220,000	216,722
Series 2890 PC 5.00% 7/15/30		105,000	103,260
Series 2915 KP 5.00% 11/15/29		265,000	261,095
Series 3005 ED 5.00% 7/15/25		650,000	621,263
Series 3022 MB 5.00% 12/15/28		165,000	163,548
Series 3063 PC 5.00% 2/15/29		540,000	534,824
Total Agency Collateralized Mortgage Obligations (cost $3,946,918)			3,954,195

Agency Mortgage-Backed Securities – 8.51%
Fannie Mae
5.50% 1/1/13		210,500	210,779
6.171% 5/1/09		25,271	25,398
6.50% 8/1/17		64,952	66,404
•Fannie Mae ARM
5.063% 8/1/35		552,033	544,572
5.269% 10/1/33		309,130	313,272
Fannie Mae Relocation 15 yr 4.00% 9/1/20		539,139	508,282
Fannie Mae Relocation 30 yr
5.00% 11/1/33		9,969	9,727
5.00% 8/1/34		65,187	63,554
5.00% 11/1/34		87,373	85,184
5.00% 4/1/35		256,929	250,288
5.00% 10/1/35		434,895	423,654
5.00% 1/1/36		592,350	577,040
Fannie Mae S.F. 15 yr TBA
5.00% 4/1/22		350,000	345,188
5.50% 4/1/22		3,915,000	3,924,788
6.00% 4/1/22		4,420,000	4,493,204
Fannie Mae S.F. 30 yr
5.50% 3/1/29		3,334	3,315
5.50% 4/1/29		3,393	3,374
5.50% 12/1/34		2,903,114	2,877,642
7.50% 3/1/32		1,469	1,533
7.50% 4/1/32		4,961	5,179

Fannie Mae S.F. 30 yr TBA
4.50% 4/1/37		1,140,000	1,103,663
5.00% 4/1/37		7,125,000	6,884,531
5.50% 4/1/37		13,480,000	13,340,994
6.00% 4/1/37		6,890,000	6,939,525
6.50% 4/1/37		2,605,000	2,657,913
Freddie Mac 7.00% 1/1/08		19,445	19,494
•Freddie Mac ARM
4.966% 12/1/33		444,427	449,301
5.734% 4/1/34		8,497	8,673
Freddie Mac Relocation 30 yr 5.00% 9/1/33		18,902	18,497
Freddie Mac S.F. 30 yr TBA 6.00% 4/1/37		800,000	806,500
GNMA S.F. 30 yr TBA
5.50% 4/1/37		1,115,000	1,109,077
6.00% 4/1/37		1,115,000	1,129,634
GNMA I S.F. 30 yr 7.00% 12/15/34		705,120	742,814
Total Agency Mortgage-Backed Securities (cost $50,069,676)			49,942,993

Agency Obligations – 4.14%
Fannie Mae
3.00% 8/15/07		40,000	39,676
4.75% 3/12/10		860,000	859,481
5.00% 9/15/08		1,100,000	1,101,574
^8.12% 10/29/07	NZD	1,700,000	1,162,092
Federal Farm Credit Bank 5.125% 8/25/16	USD	615,000	623,381
Federal Home Loan Bank System
4.875% 11/27/13		4,100,000	4,097,457
5.375% 8/19/11		1,920,000	1,961,604
^Financing Corporation Interest Strip
CPN 4.79% 4/6/12		645,000	511,451
CPN 4.797% 5/2/12		125,000	99,029
CPN 4.901% 10/6/12		545,000	419,573
CPN 4.938% 10/6/13		109,000	79,742
CPN 4.948% 10/6/14		650,000	451,151
CPN 5.079% 2/8/13		252,000	190,719
CPN 5.080% 8/8/13		252,000	186,098
CPN 5.093% 4/6/14		135,000	96,072
CPN 5.101% 10/6/11		120,000	97,062
CPN 5.175% 3/26/12		200,000	158,633
CPN 5.193% 10/6/15		353,000	232,307
CPN 1 5.162% 5/11/12		330,000	261,359
CPN 1 5.283% 5/11/15		400,000	269,065
CPN 1 5.407% 11/11/17		700,000	409,892
CPN 4 5.213% 10/6/15		200,000	131,619
CPN 12 5.10% 12/6/11		638,000	511,783
CPN 13 5.161% 12/27/12		100,000	76,094
CPN 13 5.208% 6/27/13		400,000	296,840
CPN 13 5.366% 12/27/16		366,000	225,529
CPN 15 4.903% 9/7/13		860,000	632,224
CPN 15 5.252% 3/7/16		674,000	433,832
CPN 19 5.074% 12/6/10		120,000	100,952
CPN 19 5.189% 6/6/16		120,000	76,167
CPN A 5.098% 8/8/15		150,000	99,643
CPN A 5.099% 2/8/15		150,000	102,125
CPN A 5.112% 2/8/14		252,000	180,897
CPN D 5.112% 9/26/11		550,000	445,479
CPN D 5.119% 9/26/10		600,000	509,314
Freddie Mac
4.625% 12/19/08		525,000	522,907
5.40% 2/2/12		2,180,000	2,187,785
5.45% 9/2/11		2,180,000	2,183,913
5.50% 7/18/16		2,200,000	2,284,589
Total Agency Obligations (cost $23,980,980)			24,309,110

Commercial Mortgage-Backed Securities – 2.51%
Bank of America Commercial Mortgage Securities
•Series 2006-3 A4 5.889% 7/10/44		1,195,000	1,238,858
Series 2006-4 A4 5.634% 7/10/46		80,000	81,468
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16		300,000	299,971
♦Commercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34		184,284	190,965
Series 2006-C7 A2 5.69% 6/10/46		210,000	213,880
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39		115,000	116,723
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35		90,000	89,412
Series 2006-1A B 5.362% 11/15/36		830,000	831,869
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43		200,000	202,984
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		365,000	381,909
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39		1,875,000	1,880,401
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39		1,300,000	1,318,058
•#Series 2006-RR2 A1 144A 5.812% 6/23/46		345,000	350,724
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56		1,205,000	1,216,508
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		290,000	292,854
Series 2002-C2 A2 5.05% 12/12/34		280,000	277,863
Series 2003-C1 A2 4.985% 1/12/37		20,000	19,794
•Series 2006-LDP7 AJ 6.066% 4/15/45		1,000,000	1,036,735
•#Series 2006-RR1A A1 144A 5.609% 10/18/52		1,035,000	1,039,202
Series 2007-CB18 A4 5.44% 6/12/47		810,000	812,908
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31		110,000	116,019
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A4 5.378% 8/12/48		790,000	787,949
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31		110,000	111,271
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.55% 2/15/33		100,000	106,742
#Tower 144A
Series 2004-2A A 4.232% 12/15/14		65,000	63,582
Series 2006-1 B 5.588% 2/15/36		120,000	120,977
Series 2006-1 C 5.707% 2/15/36		185,000	186,630
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 A2 5.50% 10/15/48		610,000	617,314
Series 2007-C30 A3 5.246% 12/15/43		715,000	715,265
Total Commercial Mortgage-Backed Securities (cost $14,695,001)			14,718,835

Convertible Bonds – 0.06%
Ford Motor 4.25% 12/15/36 exercise price $9.20, expiration date 12/15/36		300,000	332,250
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21		110,000	-
Total Convertible Bonds (cost $314,104)			332,250

Corporate Bonds – 42.22%
Banking – 5.49%
BAC Capital Trust XI 6.625% 5/23/36		115,000	122,090
•BAC Capital Trust XIV 5.63% 12/31/49		425,000	425,638
•#Banco Macro 144A 9.75% 12/18/36		940,000	953,160
•#Banco Mercantil 144A 6.862% 10/13/21		430,000	440,621
#Bank of Moscow 144A 7.335% 5/13/13		365,000	382,484
•#Barclays Bank 144A
7.375% 6/29/49		330,000	358,051
10.00% 1/6/10	BRL	5,980,000	2,789,873
#Centercredit International 144A 8.625% 1/30/14	USD	375,000	360,000
Citigroup
0.80% 10/30/08	JPY	104,400,000	885,226
6.125% 8/25/36	USD	425,000	433,152
Credit Suisse First Boston USA 6.125% 11/15/11		115,000	119,427
Depha Bank 20.00% 11/19/07	TRY	7,244,000	5,194,135
^Dresdner Bank 0.00% 1/24/08	USD	4,245,000	4,038,056
First Union Institutional Capital II 7.85% 1/1/27		950,000	987,331
•Fortis Capital 6.25% 6/29/49	EUR	900,000	1,244,651
•#HBOS 144A 5.92% 9/29/49	USD	300,000	294,439
#HBOS Treasury Services 144A 5.25% 2/21/17		1,500,000	1,514,300
#Kazkommerts International 144A 8.00% 11/3/15		410,000	418,200
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49		200,000	221,851
#Majapahit Holding 144A 7.75% 10/17/16		415,000	436,788
•MUFG Capital Finance 1 6.346% 7/29/49		460,000	470,694
Popular North America
4.25% 4/1/08		335,000	330,243
•5.76% 4/6/09		375,000	377,037

Popular North America Capital Trust I 6.564% 9/15/34		260,000	258,286
#Privatbank 144A 8.00% 2/6/12		750,000	750,450
•#Rabobank Capital Funding II 144A 5.26% 12/29/49		255,000	248,449
•RBS Capital Trust I 4.709% 12/29/49		180,000	172,229
•Resona Bank
4.125% 9/29/49	EUR	552,000	715,945
#144A 5.85% 9/29/49	USD	705,000	702,771
•#Resona Preferred Global Securities 144A 7.191% 12/29/49		1,245,000	1,317,094
#Russian Standard Bank 144A 8.625% 5/5/11		265,000	264,020
•#Shinsei Finance II 144A 7.16% 7/29/49		210,000	216,694
•#Societe Generale 144A 5.922% 12/31/49		130,000	130,164
•Standard Chartered Capital Trust I 8.16% 3/29/49	EUR	589,000	864,789
#TuranAlem Finance 144A 7.75% 4/25/13	USD	600,000	598,500
Vneshtorgbank
4.25% 2/15/16	EUR	645,000	844,976
•#144A 5.96% 8/1/08	USD	110,000	110,193
•Wachovia Capital Trust III 5.80% 8/29/49		330,000	334,227
WM Covered Bond Program 3.875% 9/27/11	EUR	1,450,000	1,908,052
			32,234,286
Basic Industry – 3.97%
AK Steel 7.875% 2/15/09	USD	225,000	226,125
Alcoa 5.95% 2/1/37		260,000	254,117
Alrosa Finance
8.875% 11/17/14		222,000	256,166
@#144A 8.875% 11/17/14		424,000	488,660
Bowater
9.00% 8/1/09		1,225,000	1,289,313
9.50% 10/15/12		650,000	666,250
#Cosan Finance 144A 7.00% 2/1/17		565,000	559,350
Donohue Forest Products 7.625% 5/15/07		275,000	277,063
Freeport McMoRan Copper & Gold
8.25% 4/1/15		1,270,000	1,370,012
8.375% 4/1/17		335,000	363,056
Georgia-Pacific
8.875% 5/15/31		1,675,000	1,783,874
9.50% 12/1/11		415,000	462,725
Ispat Inland 9.75% 4/1/14		65,000	71,827
Lubrizol 4.625% 10/1/09		745,000	736,413
Lyondell Chemical
8.00% 9/15/14		740,000	778,850
8.25% 9/15/16		500,000	537,500
10.50% 6/1/13		50,000	55,000
#MacDermid 144A 9.50% 4/15/17		835,000	860,050
Massey Energy 6.625% 11/15/10		275,000	279,125
#Momentive Performance Materials 144A 9.75% 12/1/14		575,000	595,125
#Nell AF Sarl 144A 8.375% 8/15/15		525,000	549,938
NewPage 10.00% 5/1/12		650,000	714,188
Norske Skog Canada 8.625% 6/15/11		1,325,000	1,351,499
#Norske Skogindustrier 144A 7.125% 10/15/33		640,000	598,895
‡#Port Townsend Paper 144A 11.00% 4/15/11		685,000	592,525
Potlatch 13.00% 12/1/09		675,000	776,539
#Sappi Papier Holding 144A
6.75% 6/15/12		415,000	419,006
7.50% 6/15/32		1,170,000	1,119,456
‡Solutia 6.72% 10/15/37		615,000	587,325
Southern Copper 7.50% 7/27/35		125,000	135,360
#Steel Dynamics 144A 6.75% 4/1/15		300,000	301,875
#Stora Enso Oyj 144A 7.25% 4/15/36		345,000	362,463
Tembec Industries
7.75% 3/15/12		1,200,000	735,000
8.625% 6/30/09		150,000	106,688
#Tube City IMS 144A 9.75% 2/1/15		650,000	679,250
Vale Overseas
6.25% 1/23/17		380,000	389,104
6.875% 11/21/36		1,560,000	1,618,791
Witco 6.875% 2/1/26		425,000	364,438
			23,312,941
Brokerage – 0.80%
•Ameriprise Financial 7.518% 6/1/66		980,000	1,059,509
AMVESCAP 4.50% 12/15/09		180,000	176,794

E Trade Financial 8.00% 6/15/11	825,000	872,438
Goldman Sachs Group 6.345% 2/15/34	270,000	267,567
LaBranche
9.50% 5/15/09	560,000	590,800
11.00% 5/15/12	1,125,000	1,231,875
Merrill Lynch
6.11% 1/29/37	320,000	311,272
6.22% 9/15/26	180,000	180,917
		4,691,172
Capital Goods – 2.49%
#Ahern Rentals 144A 9.25% 8/15/13	400,000	419,500
#Aleris International 144A 10.00% 12/15/16	1,000,000	1,050,000
Allied Waste North America 9.25% 9/1/12	100,000	106,000
Armor Holdings 8.25% 8/15/13	525,000	553,875
Berry Plastics Holding 8.875% 9/15/14	900,000	924,750
Casella Waste Systems 9.75% 2/1/13	1,425,000	1,517,624
Caterpillar 6.05% 8/15/36	265,000	271,429
CPG International I 10.50% 7/1/13	525,000	553,875
General Electric 5.00% 2/1/13	365,000	362,688
Geo Subordinate 11.00% 5/15/12	575,000	577,875
Graham Packaging 9.875% 10/15/14	1,075,000	1,101,875
#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	250,000	261,875
#Hexion US Finance 144A 9.75% 11/15/14	1,300,000	1,369,875
Honeywell International 5.70% 3/15/37	510,000	495,374
Interface 10.375% 2/1/10	725,000	802,938
Intertape Polymer 8.50% 8/1/14	775,000	694,240
¶NTK Holdings 10.75% 3/1/14	170,000	124,100
#Penhall International 144A 12.00% 8/1/14	475,000	515,375
#Rental Services 144A 9.50% 12/1/14	875,000	936,250
#Siemens Finance 144A 6.125% 8/17/26	410,000	418,340
#Vitro 144A 9.125% 2/1/17	850,000	875,500
WCA Waste 9.25% 6/15/14	650,000	693,875
		14,627,233
Communications – 6.83%
America Movil 6.375% 3/1/35	370,000	366,322
American Tower 7.125% 10/15/12	660,000	683,100
American Towers 7.25% 12/1/11	175,000	181,125
AT&T
7.30% 11/15/11	350,000	380,318
8.00% 11/15/31	400,000	495,800
BellSouth 4.20% 9/15/09	260,000	254,738
British Telecommunications 9.125% 12/15/30	310,000	426,863
#Broadview Networks Holdings 144A 11.375% 9/1/12	490,000	526,750
#C&M Finance 144A 8.10% 2/1/16	370,000	389,425
CCH I Holdings 13.50% 1/15/14	3,300,000	3,349,499
Charter Communications Holdings 13.50% 1/15/11	1,275,000	1,332,375
Citizens Communications 9.25% 5/15/11	15,000	16,800
#CMP Susquehanna 144A 9.875% 5/15/14	375,000	386,250
Comcast
•5.66% 7/14/09	395,000	395,796
6.45% 3/15/37	255,000	256,135
6.50% 11/15/35	365,000	368,961
Cox Communications 4.625% 1/15/10	165,000	162,874
#Cricket Communications 144A 9.375% 11/1/14	1,100,000	1,171,500
Dex Media West 9.875% 8/15/13	625,000	685,156
#Digicel 144A 9.25% 9/1/12	600,000	636,000
#Digicel Group 144A 8.875% 1/15/15	2,240,000	2,178,399
•#Hellas Tellecommunication II 144A 11.115% 1/15/15	850,000	877,625
Hughes Network Systems/Finance 9.50% 4/15/14	1,550,000	1,639,125
#Idearc 144A 8.00% 11/15/16	400,000	413,500
¶Inmarsat Finance 10.375% 11/15/12	1,150,000	1,092,500
Insight Communications 12.25% 2/15/11	315,000	329,963
Insight Midwest 9.75% 10/1/09	975,000	993,281
#Level 3 Financing 144A 8.75% 2/15/17	700,000	708,750
Mediacom Broadband 8.50% 10/15/15	25,000	25,688
Mediacom Capital 9.50% 1/15/13	2,425,000	2,506,843
Nextel Communications 6.875% 10/31/13	25,000	25,636
#Orascom Telecomunication Finance 144A 7.875% 2/8/14	1,400,000	1,386,000
#Pakistan Mobile Communications 144A 8.625% 11/13/13	1,050,000	1,097,250

#Quebecor World 144A 9.75% 1/15/15		675,000	712,125
Qwest
7.50% 10/1/14		750,000	795,000
7.875% 9/1/11		35,000	37,363
•8.605% 6/15/13		775,000	848,625
Rural Cellular
9.875% 2/1/10		820,000	869,200
•11.11% 11/1/12		175,000	182,875
Sprint Capital 7.625% 1/30/11		400,000	430,408
Telecom Italia Capital
4.00% 1/15/10		695,000	671,896
•5.97% 7/18/11		485,000	488,014
7.20% 7/18/36		505,000	527,402
Telefonica Emisones
•5.65% 6/19/09		265,000	266,056
5.984% 6/20/11		365,000	374,499
6.421% 6/20/16		310,000	324,117
7.045% 6/20/36		110,000	117,845
Telefonos de Mexico 4.50% 11/19/08		430,000	426,850
TELUS 4.95% 3/15/17	CAD	800,000	682,425
THOMSON 5.75% 2/1/08	USD	100,000	100,412
Time Warner
5.50% 11/15/11		345,000	348,135
6.50% 11/15/36		250,000	250,108
Time Warner Entertainment 8.375% 3/15/23		225,000	266,587
Triton PCS
8.50% 6/1/13		860,000	890,100
9.375% 2/1/11		1,075,000	1,107,250
#True Move 144A 10.75% 12/16/13		855,000	874,238
#Univision Communications PIK 144A 9.75% 3/15/15		950,000	951,188
Vertis 10.875% 6/15/09		810,000	822,150
Vimpel Communication 8.25% 5/23/16		622,000	665,798
Vodafone Group 6.15% 2/27/37		285,000	276,053
			40,047,066
Consumer Cyclical – 6.78%
Accuride 8.50% 2/1/15		525,000	531,563
Boyd Gaming 8.75% 4/15/12		900,000	943,875
Carrols 9.00% 1/15/13		950,000	973,750
Corrections Corporation of America 7.50% 5/1/11		740,000	764,050
Costco Wholesale 5.50% 3/15/17		615,000	617,494
•DaimlerChrysler Holdings 5.81% 8/3/09		980,000	984,635
Denny's 10.00% 10/1/12		650,000	696,313
Federated Retail Holdings 5.35% 3/15/12		310,000	309,521
Ford Motor
7.45% 7/16/31		755,000	587,956
7.70% 5/15/97		230,000	169,050
Ford Motor Credit
5.75% 1/12/09	EUR	1,032,000	1,360,522
7.375% 10/28/09	USD	485,000	484,387
8.00% 12/15/16		290,000	279,510
•8.11% 1/13/12		665,000	650,816
9.875% 8/10/11		2,155,000	2,284,163
#144A 9.75% 9/15/10		380,000	400,561
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		1,596,000	1,751,610
Gaylord Entertainment 8.00% 11/15/13		800,000	823,000
General Motors 8.375% 7/15/33		2,095,000	1,890,738
GMAC
4.75% 9/14/09	EUR	1,026,000	1,371,071
5.375% 6/6/11	EUR	671,000	880,739
6.875% 9/15/11	USD	1,640,000	1,643,141
8.00% 11/1/31		1,235,000	1,327,787
Global Cash Access/Finance 8.75% 3/15/12		200,000	210,500
#Goodyear Tire & Rubber 144A 8.625% 12/1/11		425,000	459,000
Harrah's Operating 6.50% 6/1/16		1,470,000	1,304,490
Home Depot 5.875% 12/16/36		650,000	621,842
Lear 8.75% 12/1/16		695,000	667,200
Lodgenet Entertainment 9.50% 6/15/13		1,120,000	1,223,919
Majestic Star Casino 9.50% 10/15/10		985,000	1,037,944

Mandalay Resort Group
9.375% 2/15/10		250,000	270,625
9.50% 8/1/08		700,000	734,125
#Michaels Stores 144A 11.375% 11/1/16		830,000	898,475
Neiman Marcus
10.375% 10/15/15		355,000	397,600
PIK 9.00% 10/15/15		600,000	660,000
NPC International 9.50% 5/1/14		650,000	676,000
O'Charleys 9.00% 11/1/13		525,000	561,750
Penney (J.C.)
7.375% 8/15/08		230,000	236,115
8.125% 4/1/27		290,000	298,294
#Pokagon Gaming Authority 144A 10.375% 6/15/14		775,000	858,313
Procter & Gamble
2.00% 6/21/10	JPY	94,000,000	819,891
5.55% 3/5/37	USD	355,000	346,631
Rite Aid 9.25% 6/1/13		1,075,000	1,075,000
Station Casinos 6.625% 3/15/18		550,000	492,250
¶Town Sports International 11.00% 2/1/14		400,000	360,000
True Temper Sports 8.375% 9/15/11		275,000	246,125
#TRW Automotive 144A
7.00% 3/15/14		475,000	467,875
7.25% 3/15/17		475,000	467,875
Viacom
•5.70% 6/16/09		295,000	295,993
5.75% 4/30/11		320,000	324,684
Visteon 8.25% 8/1/10		220,000	225,500
Wheeling Island Gaming 10.125% 12/15/09		950,000	969,000
WMG Acquisition 7.375% 4/15/14		900,000	861,750
			39,795,018
Consumer Non-Cyclical – 2.92%
AmerisourceBergen
5.625% 9/15/12		30,000	30,213
5.875% 9/15/15		470,000	469,402
#Aramark 144A
8.50% 2/1/15		760,000	794,200
•8.86% 2/1/15		155,000	160,038
Boston Scientifc 6.40% 6/15/16		555,000	557,419
#Cerveceria Nacio Dominicana 144A 8.00% 3/27/14		475,000	484,500
Constellation Brands 8.125% 1/15/12		675,000	702,000
Cott Beverages 8.00% 12/15/11		450,000	461,250
CRC Health 10.75% 2/1/16		765,000	841,500
#Elan Finance 144A 8.875% 12/1/13		575,000	587,219
HCA
6.50% 2/15/16		1,260,000	1,078,875
#144A 9.125% 11/15/14		175,000	187,469
#Healthsouth 144A 10.75% 6/15/16		1,565,000	1,709,762
Ingles Markets 8.875% 12/1/11		675,000	705,375
Kraft Foods
4.125% 11/12/09		15,000	14,622
6.50% 11/1/31		110,000	112,378
Medco Health Solutions 7.25% 8/15/13		515,000	557,694
#Miller Brewing 144A 4.25% 8/15/08		175,000	172,399
National Beef Packing 10.50% 8/1/11		850,000	896,750
Pilgrim's Pride
8.375% 5/1/17		1,300,000	1,290,249
9.625% 9/15/11		575,000	600,875
#Pinnacle Foods Finance 144A 10.625% 4/1/17		275,000	271,906
Reynolds American 6.50% 6/1/07		625,000	626,295
#Sun Healthcare Group 144A 9.125% 4/15/15		175,000	180,250
Swift 12.50% 1/1/10		575,000	606,625
US Oncology
9.00% 8/15/12		215,000	230,588
10.75% 8/15/14		425,000	476,000
#US Oncology Holdings PIK 144A 9.797% 3/15/12		625,000	634,375
UST 6.625% 7/15/12		85,000	90,260
¶Vanguard Health Holding 11.25% 10/1/15		1,500,000	1,226,249
Wyeth 5.50% 2/1/14		370,000	372,779
			17,129,516

Electric – 1.74%
#Abu Dhabi National Energy 144A
5.875% 10/27/16		330,000	333,592
6.50% 10/27/36		925,000	937,648
Avista 9.75% 6/1/08		415,000	434,854
‡#Calpine 144A 8.496% 7/15/07		376,338	406,445
Dominion Resources
5.687% 5/15/08		465,000	466,207
•6.30% 9/30/66		410,000	418,094
Duke Capital 5.668% 8/15/14		360,000	356,757
Elwood Energy 8.159% 7/5/26		818,116	856,885
FPL Group Capital 5.625% 9/1/11		315,000	320,768
#ISA Capital do Brasil 144A 8.80% 1/30/17		565,000	601,725
Midamerican Funding 6.75% 3/1/11		20,000	21,131
Midwest Generation
8.30% 7/2/09		417,180	428,436
8.75% 5/1/34		850,000	926,499
Mirant Americas Generation 8.30% 5/1/11		725,000	746,750
Mirant North America 7.375% 12/31/13		375,000	386,250
Oncor Electric Delivery 7.00% 9/1/22		85,000	91,277
Orion Power Holdings 12.00% 5/1/10		575,000	667,000
Pepco Holdings
5.50% 8/15/07		470,000	469,859
•5.985% 6/1/10		285,000	285,288
#Power Contract Financing 144A 6.256% 2/1/10		130,626	131,940
#Rede Empresas de Energia Electrica 144A 11.125% 4/2/49		755,000	777,650
TECO Energy 7.20% 5/1/11		20,000	21,300
#Tenaska Alabama Partners 144A 7.00% 6/30/21		95,195	96,277
Xcel Energy 6.50% 7/1/36		20,000	21,094
			10,203,726
Energy – 2.37%
Anadarko Petroleum 5.95% 9/15/16		150,000	150,585
Bluewater Finance 10.25% 2/15/12		380,000	398,050
Canadian Natural Resources 6.25% 3/15/38		335,000	328,870
#Canadian Oil Sands 144A 4.80% 8/10/09		115,000	113,590
Chesapeake Energy 6.625% 1/15/16		885,000	896,063
Compton Petroleum Finance 7.625% 12/1/13		1,265,000	1,242,862
Gazprom
4.56% 12/9/12	EUR	1,050,000	1,376,147
#144A 6.212% 11/22/16	USD	560,000	561,680
Geophysique-Veritas
7.50% 5/15/15		250,000	258,750
7.75% 5/15/17		175,000	183,313
Halliburton 5.50% 10/15/10		10,000	10,116
#Hilcorp Energy I 144A
7.75% 11/1/15		750,000	740,625
9.00% 6/1/16		750,000	798,750
Mariner Energy 7.50% 4/15/13		400,000	395,000
#OPTI Canada 144A 8.25% 12/15/14		525,000	548,625
#Pan American Energy 144A 7.75% 2/9/12		445,000	453,900
PetroHawk Energy 9.125% 7/15/13		925,000	989,750
Plains Exploration & Production 7.00% 3/15/17		500,000	505,000
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16		425,000	429,456
5.838% 9/30/27		500,000	479,209
•Secunda International 13.36% 9/1/12		425,000	442,000
#Seitel Acquisition 144A 9.75% 2/15/14		500,000	508,750
Siberian Oil 10.75% 1/15/09		30,000	32,670
#Stallion Oilfield Services 144A 9.75% 2/1/15		625,000	639,063
#TNK-BP Finance 144A 6.625% 3/20/17		1,080,000	1,074,599
Tyumen Oil 11.00% 11/6/07		30,000	31,002
Weatherford International 4.95% 10/15/13		72,000	69,400
Whiting Petroleum 7.25% 5/1/13		275,000	271,563
			13,929,388
Finance Companies – 1.38%
•American Express 6.80% 9/1/66		225,000	240,031
American General Finance 4.875% 7/15/12		830,000	816,834
FTI Consulting 7.625% 6/15/13		800,000	834,000
General Electric Capital UK Funding 4.625% 1/18/16	GBP	503,000	922,630
General Electric Capital 5.125% 1/28/14	SEK	6,500,000	970,246
International Lease Finance 4.625% 6/2/08	USD	130,000	129,215
JP Morgan Chase Capital

XVIII 6.95% 8/17/36		360,000	376,409
XX 6.55% 9/29/36		85,000	84,710
•Lehman Brothers UK Capital Funding II 3.875% 2/28/49	EUR	450,000	580,214
Residential Capital
•5.84% 6/9/08	USD	415,000	410,958
6.00% 2/22/11		350,000	345,541
6.125% 11/21/08		635,000	634,918
6.375% 6/30/10		205,000	205,093
6.50% 4/17/13		455,000	451,235
6.875% 6/30/15		395,000	399,142
•#144A 7.19% 4/17/09		380,000	376,895
•#Xstrata Finance 144A 5.71% 11/13/09		310,000	310,481
			8,088,552
Industrial – 0.59%
Adesa 7.625% 6/15/12		700,000	743,750
Baldor Electric 8.625% 2/15/17		250,000	265,625
#Mobile Services Group 144A 9.75% 8/1/14		375,000	398,438
Mueller Group 10.00% 5/1/12		324,000	351,540
RBS Global & Rexnord 11.75% 8/1/16		750,000	809,063
Trimas 9.875% 6/15/12		875,000	878,280
			3,446,696
Insurance – 2.37%
ASIF III 0.95% 7/15/09	JPY	115,000,000	974,097
•#Catlin Insurance 144A 7.249% 12/31/49	USD	240,000	238,710
#Farmers Exchange Capital 144A 7.05% 7/15/28		650,000	668,262
#Farmers Insurance Exchange 144A
6.00% 8/1/14		70,000	69,452
8.625% 5/1/24		255,000	303,996
•#Great West Life & Annuity Insurance 144A 7.153% 5/16/46		180,000	188,161
#Liberty Mutual Group 144A
•7.00% 3/15/37		590,000	582,712
7.80% 3/15/37		1,230,000	1,202,616
Marsh & McLennan
5.15% 9/15/10		390,000	386,898
•5.50% 7/13/07		480,000	480,137
MetLife
5.00% 6/15/15		195,000	189,631
6.40% 12/15/36		945,000	925,708
#Metropolitan Life Global Funding I 144A 4.25% 7/30/09		450,000	442,834
Montpelier Re Holdings 6.125% 8/15/13		435,000	429,435
#Nationwide Mutual Insurance 144A 7.875% 4/1/33		375,000	447,590
#Nippon Life Insurance 144A 4.875% 8/9/10		535,000	527,044
•w#North Front Pass Through Trust 144A 5.81% 12/15/24		750,000	742,376
SAFECO Capital Trust I 8.072% 7/15/37		245,000	255,646
St. Paul Travelers 5.01% 8/16/07		315,000	314,467
#wStingray Pass Through Trust 144A 5.902% 1/12/15		600,000	564,000
#Sul America Participacoes 144A 8.625% 2/15/12		550,000	570,625
•w#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49		600,000	602,069
Unum Group 5.859% 5/15/09		295,000	297,692
WellPoint
4.25% 12/15/09		140,000	137,226
5.85% 1/15/36		150,000	145,421
Willis North America 5.125% 7/15/10		290,000	284,837
•XL Capital 6.50% 12/31/49		980,000	952,234
w#ZFS Finance USA Trust II 144A 6.45% 12/15/35		1,000,000	1,001,594
			13,925,470
Natural Gas – 0.92%
El Paso Natural Gas 7.625% 8/1/10		735,000	770,706
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		325,000	347,344
El Paso Production Holding 7.75% 6/1/13		300,000	315,000
Enterprise Products Operating
4.00% 10/15/07		110,000	109,212
4.625% 10/15/09		330,000	325,889
•8.375% 8/1/66		670,000	734,376
Inergy Finance
6.875% 12/15/14		275,000	272,250
8.25% 3/1/16		75,000	79,125
Kinder Morgan Finance 5.35% 1/5/11		505,000	497,986
Oneok 5.51% 2/16/08		405,000	405,731
#Regency Energy Partners 144A 8.375% 12/15/13		1,000,000	1,024,999

•Sempra Energy 5.83% 5/21/08		115,000	115,032
Valero Logistics Operations 6.05% 3/15/13		415,000	424,005
			5,421,655
Real Estate – 0.74%
American Real Estate Partners 8.125% 6/1/12		375,000	383,438
BF Saul REIT 7.50% 3/1/14		1,220,000	1,244,400
Developers Diversified Realty
4.625% 8/1/10		90,000	88,311
5.25% 4/15/11		95,000	94,756
5.375% 10/15/12		415,000	415,274
#Greentown China Holdings 144A 9.00% 11/8/13		740,000	760,350
HRPT Properties Trust 5.75% 2/15/14		360,000	362,228
Rouse 7.20% 9/15/12		350,000	366,084
#Shimao Property Holdings 144A 8.00% 12/1/16		205,000	208,588
•#USB Realty 144A 6.091% 12/22/49		400,000	402,716
			4,326,145
Technology – 1.06%
#Freescale Semiconductor 144A 10.125% 12/15/16		1,360,000	1,370,199
International Business Machine 4.00% 11/11/11	EUR	1,000,000	1,318,826
MagnaChip Semiconductor 8.00% 12/15/14	USD	2,025,000	1,270,688
#Open Solutions 144A 9.75% 2/1/15		375,000	388,125
Solectron Global Finance 8.00% 3/15/16		680,000	681,700
Sungard Data Systems 10.25% 8/15/15		691,000	757,509
#UGS Capital II PIK 144A 10.348% 6/1/11		400,830	411,853
			6,198,900
Transportation – 1.77%
American Airlines
6.817% 5/23/11		305,000	311,863
6.977% 5/23/21		116,926	117,218
Continental Airlines
5.983% 4/19/22		310,000	310,000
6.503% 6/15/11		205,000	210,638
7.339% 4/19/14		115,000	116,150
#Erac USA Finance 144A
5.30% 11/15/08		100,000	99,752
7.35% 6/15/08		505,000	514,284
Hertz 8.875% 1/1/14		1,145,000	1,239,462
¶H-Lines Finance Holdings 11.00% 4/1/13		825,000	787,875
Horizon Lines 9.00% 11/1/12		580,000	611,900
Kansas City Southern de Mexico
9.375% 5/1/12		850,000	918,000
12.50% 6/15/12		200,000	215,400
#144A 7.625% 12/1/13		695,000	704,556
Kansas City Southern Railway 9.50% 10/1/08		350,000	368,375
‡Northwest Airlines 7.041% 4/1/22		101,919	102,110
OMI 7.625% 12/1/13		640,000	652,800
Red Arrow International Leasing 8.375% 3/31/12	RUB	62,961,880	2,515,092
Seabulk International 9.50% 8/15/13	USD	515,000	558,776
			10,354,251
Total Corporate Bonds (cost $243,167,391)			247,732,015

Foreign Agencies – 1.30%Δ
Austria – 0.29%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	196,000,000	1,706,090
			1,706,090
Germany – 0.92%
KFW
1.75% 3/23/10	JPY	95,000,000	825,764
3.50% 7/4/21	EUR	1,311,000	1,601,407
8.25% 9/20/07	ISK	143,400,000	2,118,029
Rentenbank 1.375% 4/25/13	JPY	99,000,000	839,240
			5,384,440
Mexico – 0.09%
Pemex Project Funding Master Trust 6.625% 6/15/35	USD	543,000	559,969
			559,969
Total Foreign Agencies (cost $7,572,734)			7,650,499

Municipal Bonds – 0.09%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	85,000	91,231
California State 5.00% 2/1/33	25,000	27,032
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	95,000	100,463
Colorado Department of Transportation Revenue 5.00% 12/15/12 (FGIC)	5,000	5,343
Illinois State Taxable Pension 5.10% 6/1/33	10,000	9,571
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	220,000	232,755
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	25,000	27,044
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	40,000	42,864
Oregon State Taxable Pension 5.892% 6/1/27	5,000	5,243
Total Municipal Bonds (cost $524,873)		541,546

Non-Agency Asset-Backed Securities– 1.37%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13	700,826	693,405
Countrywide Asset-Backed Certificates
•Series 2006-4 2A2 5.50% 7/26/36	1,050,000	1,050,554
•Series 2006-11 1AF3 6.05% 9/25/46	735,000	742,353
•Series 2006-15 A3 5.689% 10/25/46	165,000	165,402
Series 2006-S3 A2 6.085% 6/25/21	475,000	481,674
•Series 2006-S7 A3 5.712% 11/25/35	1,115,000	1,114,700
•Series 2006-S9 A3 5.728% 8/25/36	745,000	743,513
Credit-Based Asset Servicing and Securitization
#Series 2006-SL1 A2 144A 5.556% 9/25/36	450,000	451,004
Series 2007-CB1 AF2 5.721% 1/25/37	405,000	406,569
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	640,000	651,692
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	180,000	180,332
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	231,322	225,686
#MBNA Master Credit Card Trust Series 2000-D C 144A 8.40% 9/15/09	25,000	25,033
Mid-State Trust
Series 11 A1 4.864% 7/15/38	18,452	17,692
Series 2004-1 A 6.005% 8/15/37	9,893	10,086
Series 2005-1 A 5.745% 1/15/40	217,204	216,966
#Series 2006-1 A 144A 5.787% 10/15/40	266,670	266,493
•Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	230,000	230,304
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	170,000	169,277
Series 2005-4 A3 5.565% 2/25/36	110,000	109,737
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	46,524	42,493
•Series 2005-NC1 A7 5.55% 2/25/35	10,692	10,696
Total Non-Agency Asset-Backed Securities (cost $7,991,363)		8,005,661

Non-Agency Collateralized Mortgage Obligations – 7.38%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	10,199	10,229
Series 2004-2 1A1 6.00% 3/25/34	2,997	3,006
Series 2004-10 1CB1 6.00% 11/25/34	79,836	80,381
Series 2005-3 2A1 5.50% 4/25/20	99,636	99,465
Series 2005-5 2CB1 6.00% 6/25/35	185,356	185,848
Series 2005-6 7A1 5.50% 7/25/20	252,646	252,053
Series 2005-9 5A1 5.50% 10/25/20	508,893	507,382
Bank of America Funding Series 2005-8 1A1 5.50% 1/25/36	1,302,451	1,278,234
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.853% 5/25/33	159	160
Series 2005-9 2A1 4.75% 10/25/20	333,023	328,583
•Series 2005-A 1A1 4.055% 2/25/35	107,116	106,631
Bear Stearns Adjustable Rate Mortgage Trust Series 2007-3 1A1 5.50% 4/30/37	1,560,000	1,560,874
•Bear Stearns Alternative-A Trust
Series 2006-3 33A1 6.171% 5/25/36	423,106	429,704
Series 2006-4 23A5 6.233% 8/25/36	438,859	446,656
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	326,270	325,095
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	571,889	567,967
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	414,935	415,907
•Series 2004-J7 1A2 4.673% 8/25/34	27,898	27,594
•Series 2005-63 3A1 5.893% 11/25/35	344,550	346,467
Series 2006-2CB A3 5.50% 3/25/36	288,737	288,674
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.076% 5/25/33	915	904
Series 2005-23 A1 5.50% 11/25/35	1,727,927	1,695,799
Series 2005-29 A1 5.75% 12/25/35	1,294,398	1,289,166
Series 2006-1 A2 6.00% 3/25/36	306,089	305,945

Series 2006-1 A3 6.00% 3/25/36	138,369	137,569
•Series 2006-HYB3 3A1A 6.10% 5/20/36	401,556	407,883
•Series 2007-HYB1 4A2 5.974% 3/25/37	2,285,541	2,306,917
Credit Suisse First Boston Mortgage Securities Series 2003-29 5A1 7.00% 12/25/33	11,736	12,011
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	2,111	2,242
•Series 2004-AR5 4A1 5.708% 10/25/34	27,900	27,894
•General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 4A 5.189% 5/25/35	344,894	341,932
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35	320,116	340,030
Series 2005-RP1 1A4 8.50% 1/25/35	258,072	276,389
Series 2006-RP1 1A2 7.50% 1/25/36	427,342	445,197
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	226,784	225,473
•Indymac Index Mortgage Loan Trust
Series 2005-AR25 1A21 5.859% 12/25/35	356,906	359,604
Series 2006-AR2 1A1A 5.54% 4/25/46	422,649	423,163
•JPMorgan Mortgage Trust
Series 2004-A6 1A2 4.86% 12/25/34	590,144	583,451
Series 2005-A4 1A1 5.405% 7/25/35	336,935	335,912
Series 2005-A6 1A2 5.144% 9/25/35	855,000	862,342
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	288,572	289,572
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.875% 12/25/33	5,020	5,097
Series 2005-6 7A1 5.358% 6/25/35	207,728	207,003
MASTR Alternative Loans Trust
Series 2003-9 1A1 5.50% 12/25/18	57,720	57,585
Series 2005-3 7A1 6.00% 4/25/35	97,036	97,552
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	490,210	519,449
Series 2005-2 1A4 8.00% 5/25/35	298,223	317,689
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	211,491	214,862
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	275,000	271,639
•Series 2006-AF1 1A2 6.159% 5/25/36	400,000	405,644
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	10,701	10,779
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	909	923
Series 2004-SL4 A3 6.50% 7/25/32	48,979	49,929
Series 2005-SL1 A2 6.00% 5/25/32	113,590	115,012
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.048% 9/25/36	500,032	506,123
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	36,313	36,247
Series 2005-3XS A2 5.57% 1/25/35	196,053	196,205
Structured Asset Securities
•Series 2002-22H 1A 6.953% 11/25/32	1,635	1,668
Series 2004-5H A2 4.43% 12/25/33	191,329	188,873
Series 2004-12H 1A 6.00% 5/25/34	37,592	37,692
Washington Mutual
Series 2004-CB3 1A 6.00% 10/25/34	52,970	53,111
Series 2004-CB3 4A 6.00% 10/25/19	15,768	15,963
•Series 2006-AR7 1A 5.994% 7/25/46	222,020	222,245
•Series 2006-AR10 1A1 5.956% 9/25/36	517,536	524,153
•Series 2006-AR14 2A1 5.771% 11/25/36	3,775,715	3,803,260
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35	54,530	54,505
Series 2005-1 6A2 6.50% 3/25/35	11,406	11,545
Series 2005-9 3CB 5.50% 10/25/20	268,378	268,844
Series 2006-2 2CB 6.50% 3/25/36	268,609	272,722
Series 2006-5 2CB3 6.00% 7/25/36	502,237	508,101
•Series 2006-AR5 3A 5.923% 7/25/46	347,721	348,346
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-O A1 4.895% 8/25/34	4,237,195	4,172,578
•Series 2004-T A1 4.588% 9/25/34	136,726	137,643
Series 2005-12 1A7 5.50% 11/25/35	482,829	471,287
Series 2005-14 2A1 5.50% 12/25/35	745,532	731,670
Series 2005-17 1A1 5.50% 1/25/36	416,874	408,602
Series 2005-17 1A2 5.50% 1/25/36	388,770	379,476
Series 2006-1 A3 5.00% 3/25/21	754,767	739,672
Series 2006-2 3A1 5.75% 3/25/36	441,137	439,418

Series 2006-4 2A3 5.75% 4/25/36		260,965	258,558
•Series 2006-AR4 1A1 5.864% 4/25/36		584,308	589,401
•Series 2006-AR4 2A1 5.779% 4/25/36		405,707	408,356
•Series 2006-AR5 2A1 5.533% 4/25/36		505,691	507,811
•Series 2006-AR6 7A1 5.111% 3/25/36		3,217,988	3,183,072
•Series 2006-AR10 5A1 5.60% 7/25/36		473,455	474,185
•Series 2006-AR14 2A4 6.105% 10/25/36		420,460	426,345
•Series 2006-AR18 2A2 5.732% 11/25/36		1,246,888	1,251,728
•Series 2006-AR19 A1 5.67% 12/25/36		1,457,976	1,462,177
Total Non-Agency Collateralized Mortgage Obligations (cost $42,995,268)			43,295,050

Regional Agencies – 1.99%Δ
Australia – 1.99%
New South Wales Treasury
5.50% 8/1/14	AUD	10,502,000	8,135,087
5.50% 3/1/17	AUD	2,600,000	1,999,857
6.00% 5/1/12	AUD	1,948,000	1,550,318
Total Regional Agencies (cost $11,189,656)			11,685,262

Regional Authorities – 0.55%Δ
Canada – 0.55%
Ontario Province
1.875% 1/25/10	JPY	48,000,000	418,015
5.375% 12/2/12	CAD	503,000	461,644
Quebec Province 5.75% 12/1/36	CAD	1,665,000	1,680,055
Saskatchewan Province 4.75% 6/1/40	CAD	762,000	680,289
Total Regional Authorities (cost $3,260,218)			3,240,003

«Senior Secured Loans – 2.47%
Adesa Bridge
9.35% 12/30/13	USD	470,000	468,238
10.85% 12/30/14		1,210,000	1,202,438
Aramark 7.08% 1/26/14		300,000	301,875
@Avis Car Rental 6.63% 4/19/12		121,643	121,643
@AWAS 2nd Lien 11.438% 3/21/13		437,729	444,295
Brand Energy & Infrastructure 2nd Lien 11.375% 2/7/15		195,000	196,463
Ford Motor 8.36% 11/29/13		1,995,000	2,002,480
General Motors 7.745% 11/17/13		1,325,000	1,339,906
@Georgia Pacific Term Tranche Loan B 7.364% 12/20/12		987,500	998,609
HCA 7.864% 11/17/13		997,500	1,006,228
@Healthsouth 8.61% 3/10/13		1,191,000	1,193,978
Idearc 7.31% 11/17/14		299,250	301,120
Lyondell Chemical 7.121% 8/16/13		597,000	597,746
Talecris Biotherapeutics 2nd Lien 13.50% 12/6/14		600,000	618,000
Telesat Canada 9.00% 2/14/08		1,345,000	1,345,000
United Airlines 9.12% 1/12/14		600,000	599,250
Univision Communications 7.60% 9/28/14		165,000	165,000
@Visteon 8.36% 6/13/13		200,000	201,250
Wind Acquisition 12.54% 12/7/11		780,000	805,350
Windstream 8.36% 7/17/13		585,000	587,925
Total Senior Secured Loans (cost $14,415,678)			14,496,794

Sovereign Agencies – 0.69%Δ
France – 0.35%
Caisse d'Amortissement de la Dette Sociale 3.625% 4/25/16	EUR	1,600,000	2,049,763
			2,049,763
Japan – 0.19%
Japan Finance Corporation for Municipal Enterprises 2.00% 5/9/16	JPY	130,000,000	1,143,976
			1,143,976
Norway – 0.15%
Kommunalbanken 4.25% 10/24/11	NOK	5,340,000	859,600
			859,600
Total Sovereign Agencies (cost $4,050,758)			4,053,339

Sovereign Debt – 14.90%Δ
Argentina – 0.26%
Republic of Argentina
•5.475% 8/3/12	USD	435,000	309,709
7.00% 9/12/13	USD	1,245,000	1,195,477
			1,505,186

Austria – 0.65%
Republic of Austria
5.25% 1/4/11	EUR	339,000	471,536
#144A 4.00% 9/15/16	EUR	2,526,000	3,346,765
			3,818,301
Brazil – 1.40%
Federal Republic of Brazil
6.00% 1/17/17	USD	355,000	359,438
10.25% 1/10/28	BRL	5,170,000	2,503,070
11.00% 8/17/40	USD	40,000	54,010
12.50% 1/5/22	BRL	5,096,000	2,892,671
•Nota do Tesouro (Treasury Note) 10.00% 1/12/12	BRL	5,105,000	2,389,461
			8,198,650
Colombia – 1.33%
Republic of Colombia
7.375% 9/18/37	USD	1,970,000	2,149,270
12.00% 10/22/15	COP	10,660,000,000	5,643,305
			7,792,575
Dominican Republic – 0.04%
#Dominican Republic 144A 8.625% 4/20/27	USD	189,000	218,862
			218,862
El Salvador – 0.07%
Republic of El Salvador 7.65% 6/15/35	USD	385,000	441,788
			441,788
France – 0.66%
France Government O.A.T
4.00% 10/25/38	EUR	1,545,000	1,963,101
4.00% 4/25/55	EUR	1,519,000	1,924,074
			3,887,175
Germany – 0.54%
Deutschland Republic 6.25% 1/4/24	EUR	1,630,000	2,702,946
Deutschland Republic Inflation Linked 1.50% 4/15/16	EUR	351,460	453,132
			3,156,078
Indonesia – 0.19%
#Republic of Indonesia 144A
6.625% 2/17/37	USD	460,000	454,250
6.875% 3/9/17	USD	600,000	634,500
			1,088,750
Jamaica – 0.13%
Jamaica Government 8.00% 3/15/39	USD	755,000	760,663
			760,663
Japan – 3.55%
Japan Government
2 yr Bond 0.70% 9/15/08	JPY	433,900,000	3,680,514
5 yr Bond 1.50% 6/20/11	JPY	475,150,000	4,099,853
10 yr Bond 1.90% 6/20/16	JPY	570,600,000	4,979,439
20 yr Bond 2.10% 12/20/26	JPY	325,000,000	2,769,829
20 yr Bond 2.30% 6/20/26	JPY	468,650,000	4,129,221
Japanese Government CPI Linked Bond 0.80% 3/10/16	JPY	144,730,400	1,192,750
			20,851,606
Malaysia – 0.92%
Malaysian Government
3.718% 6/15/12	MYR	13,730,000	4,016,594
3.756% 4/28/11	MYR	2,763,000	807,829
7.00% 3/15/09	MYR	1,954,000	602,573
			5,426,996
Mexico – 0.92%
Mexican Government
5.625% 1/15/17	USD	550,000	555,775
8.00% 12/17/15	MXN	37,999,000	3,535,067
9.00% 12/20/12	MXN	13,243,000	1,285,339
			5,376,181
Norway – 0.78%
Norwegian Government
5.00% 5/15/15	NOK	16,442,000	2,775,266
6.50% 5/15/13	NOK	10,081,000	1,822,007
			4,597,273
Panama – 0.18%
Republic of Panama
6.70% 1/26/36	USD	665,000	693,595
7.25% 3/15/15	USD	335,000	364,480
			1,058,075

Peru – 0.13%
Republic of Peru 6.55% 3/14/37	USD	750,000	780,375
			780,375
Philippines – 0.26%
Republic of Philippines
8.25% 1/15/14	USD	855,000	962,944
#144A 8.75% 10/7/16	USD	480,000	568,800
			1,531,744
Poland – 0.43%
Poland Government
6.00% 11/24/10	PLN	4,721,000	1,689,878
6.25% 10/24/15	PLN	2,261,000	838,434
			2,528,312
Republic of Korea – 0.20%
Government of South Korea 4.25% 12/7/21	EUR	900,000	1,157,455
			1,157,455
Sweden – 0.34%
Sweden Government 5.50% 10/8/12	SEK	12,770,000	1,967,527
			1,967,527
Turkey – 0.58%
Republic of Turkey
6.875% 3/17/36	USD	1,705,000	1,638,930
7.00% 9/26/16	USD	775,000	792,438
7.375% 2/5/25	USD	915,000	944,738
			3,376,106
United Kingdom – 1.29%
U.K. Treasury
4.25% 3/7/11	GBP	1,740,000	3,300,327
4.75% 9/7/15	GBP	473,000	913,749
5.00% 3/7/12	GBP	703,000	1,371,025
5.00% 9/7/14	GBP	542,000	1,061,574
9.00% 7/12/11	GBP	420,000	942,940
			7,589,615
Uruguay – 0.05%
Republic of Uruguay 7.625% 3/21/36	USD	281,000	311,208
			311,208
Total Sovereign Debt (cost $85,469,887)			87,420,501

Supranational Banks – 1.09%
Asia Development Bank 0.50% 10/9/12	AUD	759,000	448,480
European Investment Bank
1.40% 6/20/17	JPY	230,700,000	1,918,771
4.25% 12/7/10	GBP	826,000	1,555,031
Inter-American Development Bank 1.90% 7/8/09	JPY	287,000,000	2,493,107
Total Supranational Banks (cost $6,343,052)			6,415,389

U.S. Treasury Obligations – 4.57%
U.S. Treasury Bonds 4.50% 2/15/36	USD	740,000	697,913
U.S. Treasury Inflation Index Notes
2.00% 1/15/26		1,126,813	1,071,265
2.375% 4/15/11		101,970	103,328
2.375% 1/15/17		797,886	809,948
2.375% 1/15/27		401,452	404,886
3.00% 7/15/12		236,391	247,859
¥3.625% 1/15/08		3,608,064	3,664,299
U.S. Treasury Notes
4.50% 3/31/09		1,000,000	998,751
4.625% 2/29/12		7,438,000	7,467,932
4.625% 2/15/17		11,368,000	11,348,471
Total U.S. Treasury Obligations (cost $26,836,144)			26,814,652

		Number of
		Shares
Common Stock– 0.34%
†Adelphia		280,000	98,000
†Adelphia Recovery Trust Series ACC-1		274,798	26,930
†Adelphia Recovery Trust Series Arahova		1,087,366	576,304
†Century Communications		2,500,000	112,500

†Charter Communications Class A		5,800	16,182
†Foster Wheeler		1,044	60,959
†Mirant		5,025	203,312
†Time Warner Cable Class A		24,462	916,591
Total Common Stock (cost $1,648,163)			2,010,778

Currency Options Purchased – 0.10%
Put USD 17,957,000, Call JPY 2,033,630,250, expiration date 8/17/07			219,973
Put USD 22,080,000, Call JPY 2,450,880,000, expiration date 6/05/07			60,168
Put USD 22,100,000, Call JPY 2,595,645,000, expiration date 5/10/07			289,510
Total Currency Options Purchased (cost $441,929)			569,651

Preferred Stock – 0.00%
Nexen 7.35%		200	5,128
Total Preferred Stock (cost $5,290)			5,128

Warrant – 0.14%
†Argentina GDP Linked Security, expiration date 12/15/35		6,087,000	843,050
Total Warrant (cost $803,028)			843,050
		Principal
		Amount°
Repurchase Agreements – 11.24%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $27,013,476,
collateralized by $15,002,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $14,786,425,
$8,816,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $8,718,674 and $4,147,000 U.S. Treasury
Notes 3.50% due 8/15/09, market value $4,065,407)	USD	27,002,000	27,002,000
With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $19,482,293,
collateralized by $15,933,00 U.S. Treasury Bills
due 6/28/07, market value $15,743,735 and $4,120,000
U.S. Treasury Notes 4.50% due 2/28/11,
market value $4,133,018)		19,474,000	19,474,000
With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $19,482,293,
collateralized by $19,923,000 U.S. Treasury Bills
due 4/19/07, market value $19,876,350)		19,474,000	19,474,000
Total Repurchase Agreements (cost $65,950,000)			65,950,000

Total Value of Securities – 106.37%
(cost $615,859,791)			624,174,922
Liabilities Net of Receivables and Other Assets (See Notes) – (6.37%)z			(37,387,778)
Net Assets Applicable to 60,183,785 Shares Outstanding – 100.00%			$586,787,144

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
ISK – Iceland Krona
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Rubles
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $86,933,059, which represented 14.82% of the Series’ net assets. See Note 6 in “Notes.”
•Variable rate security. The rate shown is the rate as of March 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
‡Non-income producing security. Security is currently in default.
@Illiquid security. At March 31, 2007, the aggregate amount of illiquid securities equaled $3,448,435, which represented 0.59% of the Series’ net assets. See Note 6 in “Notes.”
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¥Fully or partially pledged as collateral for financial futures contracts.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
†Non-income producing security for the period ended March 31, 2007.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
ΔSecurities have been classified by country of origin.
zOf this amount, $67,776,554 represents payable for securities purchased as of March 31, 2007.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CPI – Consumer Price Index
CPN – Coupon
FGIC – Insured by the Financial Guaranty Insurance Company
FHLMC – Federal Home Loan Mortgage Corporation
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GDP – Gross Domestic Product
GSMPS –Goldman Sachs Reperforming Mortgage Securities
O.A.T. – Obligation Assimilable au Tresor (Treasury Security)
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2007:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(13,800,000)	USD	10,958,442	4/27/07	$(198,194)
CAD	1,013,243	NOK	(5,270,479)	4/27/07	10,498
CAD	444,315	NZD	(543,000)	4/27/07	(2,028)
EUR	1,862,238	GBP	(1,266,000)	4/27/07	(704)
EUR	818,832	JPY	(127,000,000)	4/27/07	12,877
EUR	509,516	NZD	(957,435)	4/27/07	(1,270)
EUR	1,012,814	PLN	(3,927,750)	4/27/07	(3,813)
EUR	(4,156,279)	USD	5,539,600	4/27/07	(18,771)
EUR	(1,085,600)	USD	1,428,356	6/8/07	(25,923)
GBP	1,421,053	JPY	(327,643,000)	4/27/07	4,373
GBP	(441,000)	USD	864,655	4/27/07	(3,117)
GBP	234,000	USD	(458,982)	6/8/07	1,356
JPY	281,154,390	EUR	(1,815,000)	4/27/07	(31,527)
JPY	97,948,300	USD	(830,000)	4/2/07	1,363
JPY	(240,790,000)	USD	2,062,653	4/27/07	10,852
PLN	3,851,000	USD	(1,325,965)	6/8/07	7,633
SEK	6,644,363	EUR	(714,000)	4/27/07	(1,881)
					$(238,276)

Futures Contracts2

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
105 U.S. Treasury 2 year Notes	$21,464,612	$21,513,516	6/30/07	$48,904
954 U.S. Treasury 5 year Notes	100,695,306	100,930,219	6/30/07	234,913
77 U.S. Treasury 10 year Notes	8,317,098	8,325,625	6/30/07	8,527
(26) U.S. Treasury Long Bond	(2,920,011)	(2,892,500)	6/30/07	27,511
				$319,855

Swap Contracts3

			Unrealized
Notional Amount	Expiration Date	Description	Appreciation
$1,610,000	5/1/07	Agreement with State Street to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 3 month BBA LIBOR adjusted by a spread of plus 0.05%.	$15,474

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Amount	Payments	Date	Appreciation
Protection Purchased:
Beazer Homes
5 yr CDS IndexCo	$1,625,000	3.08%	6/20/12	$65,122
Goldman Sachs
CDS IndexCo ABX
Home Equity BBB-Index 06-1	13,300,000	2.67%	7/25/45	1,543,163
Goldman Sachs
CDS IndexCo ABX
Home Equity BBB-Index 06-2	3,000,000	2.42%	5/25/46	765,400
				$2,373,685

The use of foreign currency and foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Diversified Income Series (the “Series”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Forward currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series net asset value calculations as late as the series’ last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series’ financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$616,406,322
Aggregate unrealized appreciation	9,992,163
Aggregate unrealized depreciation	(2,223,563)
Net unrealized appreciation	$ 7,768,600

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for.  The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss.  When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.  The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

5. Swap Agreements
The Series may enter into index swap contracts and credit default swap (“CDS”) contracts in accordance with its investment objectives. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended March 31, 2007, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement. For the period ended March 31, 2007, the Series did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

6. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standards & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to the Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Emerging Markets Series

March 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 91.87%Δ
Argentina – 2.26%
Cresud ADR	144,200	$2,960,426
†Grupo Financiero Galicia ADR	187,000	1,948,540
IRSA Inversiones y Representaciones GDR	123,600	2,364,468
†Petrobras Energia Participaciones ADR	128,500	1,336,400
		8,609,834
Australia – 0.25%
†Murchison Metals	585,900	962,325
		962,325
Brazil – 11.00%
AES Tiete	42,200,000	1,310,877
Banco do Brasil	55,000	1,780,299
Centrais Eletricas Brasileiras	333,128,623	7,421,542
Companhia de Concessoes Rodoviarias	279,375	3,724,910
Companhia Siderurgica Nacional	50,248	2,166,934
Companhia Vale do Rio Doce ADR	39,251	1,227,771
CPFL Energia	251,100	3,540,482
†CPFL Energia ADR	50,700	2,144,610
†CSU Cardsystem	157,100	866,974
Energias do Brasil	35,000	513,032
Petroleo Brasileiro ADR	121,000	10,811,351
†Tim Participacoes ADR	72,000	2,338,560
Vivo Participacoes ADR	60,000	210,600
Votorantim Celulose e Papel ADR	214,600	3,927,180
		41,985,122
Chile – 0.87%
Banco Santander ADR	36,200	1,805,294
†Inversiones Aguas Metropolitanas	237,618	285,766
†#Inversiones Aguas Metropolitanas 144A ADR	51,717	1,245,775
		3,336,835
China – 10.74%■
†3SBio ADR	67,000	738,340
China Merchants Holdings International	463,908	1,953,359
China Petroleum & Chemical ADR	11,200	946,176
†China Properties Group	2,449,000	981,042
China Shipping Development	2,996,000	4,570,592
China Telecom	11,242,000	5,524,962
China Unicom	3,327,021	4,794,555
China Unicom ADR	163,100	2,307,865
†Citic Resources Holdings	879,000	401,616
†COSCO Holdings	2,056,333	2,018,567
Digital China Holdings	368,400	144,748
†eLong ADR	29,600	293,632
Fountain Set Holdings	3,213,200	1,118,565
Guangshen Railway	5,530,000	3,510,437
PetroChina ADR	31,300	3,664,917
Shanghai Forte Land	1,238,000	518,111
†Star Cruises	1,573,000	440,440
Texwinca Holdings	2,780,000	1,875,037
†Tom Group	8,898,000	1,036,306
†Tom Online ADR	164,400	2,334,480
Zhejiang Expressway	2,268,117	1,817,164
		40,990,911
Egypt – 0.20%
MobiNil-Egyptian Mobile Services	28,089	776,408
		776,408
Hungary – 1.54%
Magyar Telekom Telecommunications	415,992	2,100,697
OTP Bank	82,031	3,757,818
		5,858,515

India – 0.25%
†Rediff.Com India ADR	31,000	516,770
†Sify ADR	49,300	425,459
		942,229
Indonesia – 2.13%
Bank Mandiri Persero	5,220,220	1,430,210
Bumi Resources	18,883,537	2,752,363
Gudang Garam	1,896,264	2,202,803
Indosat	2,566,800	1,758,098
		8,143,474
Israel – 2.46%
Bezeq Israeli Telecommunication	804,022	1,241,419
†Cellcom Israel	90,000	1,641,600
Israel Chemicals	575,814	3,937,084
†Oil Refineries	3,712,000	2,547,871
		9,367,974
Kazakhstan – 1.00%
†KazMunaiGas Exploration Production GDR	181,186	3,804,906
		3,804,906
Malaysia – 5.49%
Eastern & Oriental	3,793,611	2,380,950
Hong Leong Bank	2,884,417	5,005,496
IOI Properties	119,300	379,552
KLCC Property Holdings	2,164,000	2,153,047
Maxis Communications	1,560,207	5,369,910
MISC - Foreign	404,412	1,076,093
MMC	486,000	843,384
Oriental Holdings	1,305,900	1,880,949
SP Setia	72,900	162,351
Tanjong	379,610	1,701,795
		20,953,527
Mexico – 6.27%
America Movil Series L ADR	103,100	4,927,149
Controladora Comercial Mexicana	794,200	2,230,757
†Desc Series B	677,100	1,147,242
†Grupe	15,500	29,493
Grupo Aeroportuario del Sureste ADR	60,800	2,870,976
Grupo Mexico Class B	454,389	2,099,707
†Grupo Simec ADR	60,900	750,897
Grupo Televisa ADR	291,600	8,689,681
Organizacion Soriana Class B	399,531	1,181,937
		23,927,839
Pakistan – 0.24%
Oil & Gas Development GDR	47,167	908,436
		908,436
Peru – 1.12%
Cia de Minas Buenaventura ADR	142,400	4,264,880
		4,264,880
Philippines – 0.37%
Philippine Long Distance Telephone ADR	26,400	1,393,920
		1,393,920
Poland – 1.40%
Polski Koncern Naftowy Orlen	170,260	2,823,256
Telekomunikacja Polska	304,991	2,517,095
		5,340,351
Republic of Korea – 13.70%
Cheil Industries	28,260	1,133,886
CJ	43,121	4,354,042
Daelim Industrial	30,204	2,892,474
†Doosan	19,247	1,575,194
Hyundai Elevator	18,100	1,265,857
Kangwon Land	94,670	1,775,977
Kookmin Bank	61,489	5,515,945
Korea Electric Power	84,600	1,692,000
Korea Electric Power ADR	107,230	4,279,632
KT	112,200	5,032,519
KT ADR	105,727	2,367,228
Lotte Confectionery	2,788	3,570,754
POSCO ADR	55,800	5,800,409

Samsung	42,000	1,517,778
Samsung Electronics	3,725	2,229,024
Samsung SDI	16,336	1,043,519
Shinsegae	2,555	1,466,442
SK	22,301	2,190,163
SK Telecom ADR	110,700	2,592,594
		52,295,437
Russia – 6.59%
Gazprom ADR	200,405	8,477,131
†LUKOIL ADR (London International Exchange)	55,897	4,835,091
LUKOIL ADR	27,664	2,390,170
Mobile Telesystems ADR	51,100	2,859,556
NovaTek GDR	47,545	2,788,514
†Rosneft Oil GDR	147,135	1,233,109
Unified Energy System GDR	18,787	2,559,473
		25,143,044
South Africa – 7.83%
Barloworld	117,710	2,936,868
Gold Fields ADR	106,500	1,968,120
Liberty Group	220,684	2,503,590
Mittal Steel South Africa	304,862	4,958,395
Remgro	114,321	2,852,313
Sasol	95,871	3,198,784
Standard Bank Group	256,893	3,781,952
Steinhoff International Holdings	418,714	1,347,711
Sun International	31,420	597,692
Telkom	197,835	4,526,930
Tiger Brands	49,997	1,219,859
		29,892,214
Taiwan – 9.60%
†ASE Test	144,100	1,639,858
Cathay Financial Holding	1,034,188	2,147,136
†China Life Insurance	4,464,000	1,976,355
China Steel	1,467,000	1,653,645
Chunghwa Telecom	1,615,394	3,129,246
Evergreen Marine	2,862,000	1,824,968
Formosa Chemicals & Fibre	2,255,330	4,327,999
Mega Financial Holding	3,646,556	2,380,345
President Chain Store	1,139,549	2,789,467
Synnex Technology International	977,160	1,210,745
Taiwan Semiconductor Manufacturing	3,498,028	7,177,881
†United Microelectronics	8,066,367	4,656,017
Waffer Technology	1,697,000	1,707,770
		36,621,432
Thailand – 2.33%
Advanced Info Service Class F	804,800	1,540,177
Kasikornbank-Foreign	194,537	372,293
Kasikornbank NVDR	1,200,363	2,228,609
Land & Houses NVDR	6,629,101	1,259,170
PTT Exploration & Production	402,300	1,051,427
Siam Cement NVDR	364,193	2,455,000
		8,906,676
Turkey – 3.06%
†Dogan Yayin Holding	528,382	1,935,882
Enka Insaat Ve Sanayi	101,772	1,381,818
Turk Sise ve Cam Fabrikalari	418,123	1,591,991
Turkiye Is Bankasi Class C	884,384	4,256,734
Yazicilar Holding	347,828	2,498,764
		11,665,189
United Kingdom – 0.88%
Credicorp	22,100	1,076,933
†Dev Property Development	449,300	722,797
†Griffin Mining	746,264	1,575,004
		3,374,734
United States – 0.29%
†BMB Munai	5,900	31,565
Bunge Limited	13,000	1,068,860
		1,100,425
Total Common Stock (cost $302,393,439)		350,566,637

Preferred Stock – 5.29%
Brazil – 2.70%
Centrais Elecricas	97,749,366	2,125,502
Companhia Vale do Rio Doce Class A	230,640	7,209,249
LA Fonte Participacoes	1,875,000	982,867
		10,317,618
Republic of Korea – 2.59%
Hyundai Motor	127,302	4,992,772
Samsung Electronics	10,395	4,888,976
		9,881,748
Total Preferred Stock (cost $17,226,573)		20,199,366

Exchange Traded Funds – 0.39%
iShares MSCI Taiwan Index Fund	107,700	1,498,107
Total Exchange Traded Funds (cost $1,602,576)		1,498,107

Participation Notes – 0.34%
India – 0.34%
=Lehman CW12 Hindalco Industries	433,100	1,308,741
Total Participation Notes (cost $1,426,693)		1,308,741

	Principal
	Amount
Repurchase Agreements – 1.76%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $2,746,167,
collateralized by $1,525,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $1,503,305,
$896,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $886,410 and $422,000 U.S. Treasury
Notes 3.50% due 8/15/09, market value $413,322)	$2,745,000	2,745,000
With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $1,980,843,
collateralized by $1,620,000 U.S. Treasury Bills
due 6/28/07, market value $1,600,633 and $419,000
U.S. Treasury Notes 4.50% due 2/28/11,
market value $420,195)	1,980,000	1,980,000
With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $1,980,843,
collateralized by $2,026,000 U.S. Treasury Bills
due 4/19/07, market value $2,020,787)	1,980,000	1,980,000
Total Repurchase Agreements (cost $6,705,000)		6,705,000

Total Value of Securities – 99.65%
(cost $329,354,281)		380,277,851
Receivables and Other Assets Net of Liabilities (See Notes) – 0.35%		1,318,562
Net Assets Applicable to 18,491,030 Shares Outstanding – 100.00%		$381,596,413

†Non-income producing security for the period ended March 31, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $1,245,775, which represented 0.33% of the Series’ net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2007, the aggregate amount of fair valued securities equaled $1,308,741, which represented 0.34% of the Series’ net assets. See Note 1 in "Notes."
ΔSecurities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
NVDR – Non-Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Emerging Markets Series (the “Series”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series net asset value calculations as late as the series' last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$329,433,075
Aggregate unrealized appreciation	56,871,705
Aggregate unrealized depreciation	(6,026,929)
Net unrealized appreciation	$ 50,844,776

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at March 31, 2007.

4. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to the Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. At March 31, 2007, no securities have been determined to be illiquid under the series’ Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Growth Opportunities Series

March 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock– 100.61%
Basic Industry/Capital Goods – 10.51%
Allegheny Technologies	9,700	$1,034,893
Graco	16,700	653,972
Joy Global	18,000	772,200
Manitowoc	11,400	724,242
†Mettler-Toledo International	8,000	716,560
Oshkosh Truck	11,400	604,200
*Trinity Industries	18,300	767,136
		5,273,203
Business Services – 8.48%
Dun & Bradstreet	7,000	638,400
Expeditors International Washington	17,100	706,572
†Fiserv	13,700	726,922
Paychex	21,000	795,270
Robert Half International	15,800	584,758
†WESCO International	12,800	803,584
		4,255,506
Consumer Durables – 2.22%
†Activision	58,900	1,115,566
		1,115,566
Consumer Non-Durables – 12.85%
American Eagle Outfitters	21,400	641,786
*Bebe Stores	14,600	253,748
†Coach	26,900	1,346,345
*†J Crew Group	13,500	542,295
Nordstrom	19,600	1,037,624
Staples	19,300	498,712
†Starbucks	25,100	787,136
*†Urban Outfitters	50,600	1,341,406
		6,449,052
Consumer Services – 9.41%
*Host Hotels & Resorts	22,139	582,477
International Game Technology	16,900	682,422
Marriott International Class A	24,600	1,204,416
†National CineMedia	5,900	157,530
*†NutriSystem	14,000	733,740
Starwood Hotels & Resorts Worldwide	14,600	946,810
*†Wynn Resorts	4,400	417,384
		4,724,779
Energy – 7.05%
†Compagnie Generale de Geophysique-Veritas ADR	19,900	828,835
*†Helix Energy Solutions Group	16,900	630,201
†National Oilwell Varco	16,200	1,260,198
Smith International	17,000	816,850
		3,536,084
Financials – 8.92%
*†Affiliated Managers Group	8,000	866,800
†E Trade Financial	22,300	473,206
†FCStone Group	7,600	283,632
†IntercontinentalExchange	1,800	219,978
Legg Mason	6,100	574,681
Lehman Brothers Holdings	11,900	833,833
Nuveen Investments Class A	15,000	709,500
Zions Bancorp	6,100	515,572
		4,477,202
Health Care – 18.90%
†Barr Pharmaceuticals	13,200	611,820
Bausch & Lomb	14,800	757,168
Dade Behring Holdings	18,400	806,840

†DaVita	10,500	559,860
†Express Scripts	9,200	742,624
*†Hologic	19,600	1,129,744
†Invitrogen	13,100	833,815
Manor Care	9,800	532,728
†Medco Health Solutions	10,900	790,577
†MedImmune	23,800	866,082
*†MGI Pharma	24,100	541,527
Omnicare	12,400	493,148
†PDL BioPharma	37,900	822,430
		9,488,363
Technology – 20.45%
†Amdocs	15,900	580,032
†Broadcom Class A	21,050	675,074
†Ciena	18,185	508,271
†Citrix Systems	11,300	361,939
†F5 Networks	14,300	953,524
†Focus Media Holding ADR	9,000	706,140
L-3 Communications Holdings	8,400	734,748
*†Logitech International	26,700	743,061
National Semiconductor	25,000	603,500
†Network Appliance	23,800	869,176
†NII Holdings	13,000	964,339
*†Polycom	22,800	759,924
†salesforce.com	15,400	659,428
†SanDisk	12,900	565,020
Satyam Computer Services ADR	25,400	576,580
		10,260,756
Transportation – 1.82%
Hunt (J.B.) Transport Services	19,700	516,928
UTi Worldwide	16,200	398,196
		915,124
Total Common Stock (cost $38,717,122)		50,495,635

Total Value of Securities Before Securities Lending Collateral – 100.61%
(cost $38,717,122)		50,495,635

	Principal
	Amount
Securities Lending Collateral** – 16.71%
Short-Term Investments – 16.71%
Fixed Rate Notes – 4.58%
BNP Paribas Securities 5.55% 4/2/07	$996,481	996,481
Citigroup Global Markets 5.45% 4/2/07	804,542	804,542
Fortis Bank 5.31% 6/18/07	298,944	298,944
ING Bank 5.33% 7/9/07	199,296	199,296
		2,299,263
•Variable Rate Notes – 12.13%
ANZ National 5.32% 4/30/08	39,859	39,859
Australia New Zealand 5.32% 4/30/08	199,296	199,296
Bank of New York 5.32% 3/10/15	159,437	159,437
Barclays 5.31% 5/18/07	279,015	279,015
Bayerische Landesbank 5.37% 4/30/08	199,296	199,296
Bear Stearns 5.38% 9/28/07	279,015	279,015
BNP Paribas 5.33% 4/30/08	199,296	199,296
Calyon 5.33% 8/14/07	99,648	99,648
Canadian Imperial Bank
5.32% 4/30/08	159,437	159,437
5.33% 8/15/07	139,507	139,507
CDC Financial Products 5.49% 4/30/07	259,085	259,085
Citigroup Global Markets 5.51% 4/6/07	259,085	259,085
Commonwealth Bank 5.32% 4/30/08	199,296	199,296
Credit Suisse First Boston 5.32% 3/14/08	199,296	199,296
Deutsche Bank
5.34% 8/20/07	279,015	279,015
5.34% 9/21/07	29,894	29,894
Dexia Bank 5.32% 9/28/07	279,014	278,987
Goldman Sachs Group 5.58% 3/28/08	235,169	235,170
Marshall & Ilsley Bank 5.32% 4/30/08	219,226	219,226
Merrill Lynch Mortgage Capital 5.54% 5/8/07	259,085	259,085

Morgan Stanley 5.62% 4/30/08	259,085	259,085
National Australia Bank 5.31% 4/30/08	247,127	247,127
National Rural Utilities 5.31% 4/30/08	314,888	314,888
Nordea Bank New York 5.31% 5/16/07	99,647	99,647
Nordea Bank Norge 5.33% 4/30/08	199,296	199,296
Royal Bank of Scotland Group 5.31% 4/30/08	199,296	199,296
Societe Generale 5.31% 4/30/08	99,648	99,648
Sun Trust Bank 5.33% 7/30/07	259,085	259,085
Toronto Dominion 5.32% 5/29/07	239,155	239,155
Wells Fargo 5.33% 4/30/08	199,296	199,296
		6,088,468
Total Securities Lending Collateral (cost $8,387,731)		8,387,731

Total Value of Securities – 117.32%
(cost $47,104,853)		58,883,366©
Obligation to Return Securities Lending Collateral**– (16.71%)		(8,387,731)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.61%)		(303,694)
Net Assets Applicable to 2,528,264 Shares Outstanding – 100.00%		$50,191,941

†Non-income producing securities for the period ended March 31, 2007.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $8,292,527 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust—Delaware VIP Growth Opportunities Series (the “Series”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series net asset value calculations as late as the series’ last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$47,228,820
Aggregate unrealized appreciation	12,716.650
Aggregate unrealized depreciation	(1,062,104)
Net unrealized appreciation	$11,654,546

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $4,767,587 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2010.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States and 105% of the value of the securities issued outside the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At March 31, 2007, the value of securities on loan was $8,292,527, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP High Yield Series

March 31, 2007

	Principal	Value
	Amount (U.S.$)	(U.S. $)
Collateralized Bond Obligations – 0.00%
@=•Merrill Lynch CBO VII Series 1997-C3A A 5.725% 3/23/08	$281,861	$1,411
Total Collateralized Bond Obligations (cost $161,787)		1,411

Commercial Mortgage-Backed Securities – 0.43%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43	1,375,000	1,395,513
Total Commercial Mortgage-Backed Securities (cost $1,395,571)		1,395,513

Corporate Bonds – 90.07%
Basic Industry – 12.85%
AK Steel 7.875% 2/15/09	812,000	816,060
Bowater
9.00% 8/1/09	1,925,000	2,026,063
9.50% 10/15/12	2,200,000	2,255,000
Donohue Forest Products 7.625% 5/15/07	1,325,000	1,334,938
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,850,000	1,995,688
Georgia-Pacific 8.875% 5/15/31	3,225,000	3,434,624
#Hexion US Finance 144A 9.75% 11/15/14	3,225,000	3,398,343
Lyondell Chemical
8.00% 9/15/14	1,850,000	1,947,125
8.25% 9/15/16	1,550,000	1,666,250
10.50% 6/1/13	190,000	209,000
#MacDermid 144A 9.50% 4/15/17	1,375,000	1,416,250
#Momentive Performance Materials 144A 9.75% 12/1/14	1,575,000	1,630,125
#Nell AF Sarl 144A 8.375% 8/15/15	1,650,000	1,728,375
NewPage 10.00% 5/1/12	1,700,000	1,867,875
Norske Skog Canada 8.625% 6/15/11	3,175,000	3,238,499
‡#Port Townsend Paper 144A 11.00% 4/15/11	1,905,000	1,647,825
Potlatch 13.00% 12/1/09	2,000,000	2,300,855
#Sappi Papier Holding 144A 7.50% 6/15/32	2,250,000	2,152,800
‡Solutia 6.72% 10/15/37	2,150,000	2,053,250
#Steel Dynamics 144A 6.75% 4/1/15	725,000	729,531
Tembec Industries
7.75% 3/15/12	2,925,000	1,791,563
8.625% 6/30/09	375,000	266,719
#Tube City IMS 144A 9.75% 2/1/15	1,575,000	1,645,875
Witco 6.875% 2/1/26	580,000	497,350
		42,049,983
Brokerage – 2.01%
E Trade Financial 8.00% 6/15/11	2,000,000	2,115,000
LaBranche
9.50% 5/15/09	1,290,000	1,360,950
11.00% 5/15/12	2,825,000	3,093,375
		6,569,325
Capital Goods – 5.65%
#Ahern Rentals 144A 9.25% 8/15/13	1,175,000	1,232,281
Armor Holdings 8.25% 8/15/13	1,075,000	1,134,125
Baldor Electric 8.625% 2/15/17	600,000	637,500
Berry Plastics Holding 8.875% 9/15/14	2,300,000	2,363,250
CPG International 10.50% 7/1/13	1,275,000	1,345,125
Graham Packaging 9.875% 10/15/14	2,275,000	2,331,875
#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	625,000	654,688
Interface 10.375% 2/1/10	2,125,000	2,353,438
Intertape Polymer 8.50% 8/1/14	2,000,000	1,791,586
Mueller Group 10.00% 5/1/12	405,000	439,425
¶NTK Holdings 10.75% 3/1/14	420,000	306,600
RBS Global & Rexnord 11.75% 8/1/16	1,600,000	1,726,000
Trimas 9.875% 6/15/12	2,175,000	2,183,156
		18,499,049
Consumer Cyclical – 8.42%

Accuride 8.50% 2/1/15	1,350,000	1,366,875
Carrols 9.00% 1/15/13	2,350,000	2,408,750
Denny's 10.00% 10/1/12	1,250,000	1,339,063
Ford Motor Credit
7.375% 10/28/09	1,450,000	1,448,167
•8.11% 1/13/12	750,000	734,003
9.875% 8/10/11	1,450,000	1,536,909
General Motors 8.375% 7/15/33	3,450,000	3,113,624
Global Cash Access/Finance 8.75% 3/15/12	275,000	289,438
#Goodyear Tire & Rubber 144A 8.625% 12/1/11	1,975,000	2,133,000
Lear 8.75% 12/1/16	1,400,000	1,344,000
#Michaels Stores 144A 11.375% 11/1/16	2,030,000	2,197,475
Neiman Marcus PIK 9.00% 10/15/15	1,475,000	1,622,500
NPC International 9.50% 5/1/14	1,700,000	1,768,000
O'Charleys 9.00% 11/1/13	1,280,000	1,369,600
Rite Aid 9.25% 6/1/13	2,625,000	2,625,000
#TRW Automotive 144A
7.00% 3/15/14	1,175,000	1,157,375
7.25% 3/15/17	175,000	172,375
#Vitro 144A
8.625% 2/1/12	410,000	422,300
9.125% 2/1/17	490,000	504,700
		27,553,154
Consumer Non-Cyclical – 4.54%
Constellation Brands 8.125% 1/15/12	1,950,000	2,028,000
#Elan Finance 144A 8.875% 12/1/13	850,000	868,063
Ingles Markets 8.875% 12/1/11	1,860,000	1,943,700
National Beef Packing 10.50% 8/1/11	2,175,000	2,294,625
Pilgrim's Pride
8.375% 5/1/17	3,170,000	3,146,224
9.625% 9/15/11	1,665,000	1,739,925
#Pinnacle Foods Finance 144A 10.625% 4/1/17	650,000	642,688
Swift 12.50% 1/1/10	1,500,000	1,582,500
True Temper Sports 8.375% 9/15/11	700,000	626,500
		14,872,225
Energy – 8.50%
Bluewater Finance 10.25% 2/15/12	985,000	1,031,788
Chesapeake Energy 6.625% 1/15/16	595,000	602,438
Compton Petroleum Finance 7.625% 12/1/13	2,525,000	2,480,812
El Paso Natural Gas 7.625% 8/1/10	1,240,000	1,300,238
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	975,000	1,042,031
El Paso Production Holding 7.75% 6/1/13	875,000	918,750
Geophysique-Veritas
7.50% 5/15/15	650,000	672,750
7.75% 5/15/17	425,000	445,188
#Hilcorp Energy I 144A
7.75% 11/1/15	1,825,000	1,802,187
9.00% 6/1/16	1,475,000	1,570,875
Inergy Finance
6.875% 12/15/14	810,000	801,900
8.25% 3/1/16	375,000	395,625
Mariner Energy 7.50% 4/15/13	1,200,000	1,185,000
Massey Energy 6.625% 11/15/10	700,000	710,500
#OPTI Canada 144A 8.25% 12/15/14	1,300,000	1,358,500
PetroHawk Energy 9.125% 7/15/13	2,295,000	2,455,649
Plains Exploration & Production 7.00% 3/15/17	1,275,000	1,287,750
#Regency Energy Partners 144A 8.375% 12/15/13	2,650,000	2,716,249
•Secunda International 13.36% 9/1/12	1,125,000	1,170,000
#Seitel 144A 9.75% 2/15/14	1,255,000	1,276,963
#Stallion Oilfield Services/Finance 144A 9.75% 2/1/15	1,625,000	1,661,563
Whiting Petroleum 7.25% 5/1/13	935,000	923,313
		27,810,069
Media – 8.86%
CCH I Holdings 13.50% 1/15/14	2,850,000	2,892,750
Charter Communications Holdings 13.50% 1/15/11	4,225,000	4,415,125
#CMP Susquehanna 144A 9.875% 5/15/14	1,020,000	1,050,600
Dex Media West 9.875% 8/15/13	1,575,000	1,726,594
#Idearc 144A 8.00% 11/15/16	925,000	956,219
Insight Communications 12.25% 2/15/11	275,000	288,063
Insight Midwest 9.75% 10/1/09	2,025,000	2,062,969

Lodgenet Entertainment 9.50% 6/15/13	2,830,000	3,092,582
Mediacom Capital 9.50% 1/15/13	6,000,000	6,202,499
#Quebecor World 144A 9.75% 1/15/15	1,500,000	1,582,500
#Univision Communications PIK 144A 9.75% 3/15/15	2,425,000	2,428,031
Vertis 10.875% 6/15/09	550,000	558,250
WMG Acquisition 7.375% 4/15/14	1,800,000	1,723,500
		28,979,682
Real Estate – 1.39%
American Real Estate Partners 8.125% 6/1/12	950,000	971,375
BF Saul REIT 7.50% 3/1/14	2,625,000	2,677,500
Rouse 7.20% 9/15/12	875,000	915,210
		4,564,085
Services Cyclical – 14.54%
Adesa 7.625% 6/15/12	1,975,000	2,098,438
#Aramark 144A 8.50% 2/1/15	1,650,000	1,724,250
Boyd Gaming 8.75% 4/15/12	2,250,000	2,359,688
Continental Airlines 7.339% 4/19/14	300,000	303,000
Corrections Corporation of America 7.50% 5/1/11	1,800,000	1,858,500
FTI Consulting 7.625% 6/15/13	2,225,000	2,319,563
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	2,900,000	3,182,749
Gaylord Entertainment 8.00% 11/15/13	1,725,000	1,774,594
Harrah's Operating 6.50% 6/1/16	2,775,000	2,462,557
Hertz 8.875% 1/1/14	1,350,000	1,461,375
¶H-Lines Finance Holdings 11.00% 4/1/13	2,300,000	2,196,500
Horizon Lines 9.00% 11/1/12	1,150,000	1,213,250
Kansas City Southern de Mexico
9.375% 5/1/12	2,150,000	2,322,000
12.50% 6/15/12	500,000	538,500
Kansas City Southern Railway 9.50% 10/1/08	1,100,000	1,157,750
Majestic Star Casino 9.50% 10/15/10	2,450,000	2,581,688
Mandalay Resort Group
9.375% 2/15/10	625,000	676,563
9.50% 8/1/08	1,475,000	1,546,906
#Mobile Services Group 144A 9.75% 8/1/14	1,150,000	1,221,875
OMI 7.625% 12/1/13	2,285,000	2,330,700
#Penhall International 144A 12.00% 8/1/14	1,175,000	1,274,875
#Pokagon Gaming Authority 144A 10.375% 6/15/14	2,350,000	2,602,624
#Rental Service 144A 9.50% 12/1/14	2,400,000	2,568,000
Seabulk International 9.50% 8/15/13	865,000	938,525
Station Casinos 6.625% 3/15/18	1,125,000	1,006,875
¶Town Sports International 11.00% 2/1/14	1,125,000	1,012,500
Wheeling Island Gaming 10.125% 12/15/09	2,775,000	2,830,499
		47,564,344
Services Non-Cyclical – 7.57%
#Aleris International 144A 10.00% 12/15/16	2,400,000	2,520,000
Allied Waste North America 9.25% 9/1/12	50,000	53,000
Casella Waste Systems 9.75% 2/1/13	3,550,000	3,780,750
CRC Health 10.75% 2/1/16	2,025,000	2,227,500
Geo Sub 11.00% 5/15/12	1,450,000	1,457,250
HCA 6.50% 2/15/16	2,850,000	2,440,313
#HealthSouth 144A 10.75% 6/15/16	3,700,000	4,042,250
#Sun Healthcare Group 144A 9.125% 4/15/15	425,000	437,750
US Oncology
9.00% 8/15/12	150,000	160,875
10.75% 8/15/14	1,075,000	1,204,000
#US Oncology Holdings PIK 144A 9.797% 3/15/12	1,575,000	1,598,625
¶Vanguard Health Holding 11.25% 10/1/15	3,775,000	3,086,063
WCA Waste 9.25% 6/15/14	1,650,000	1,761,375
		24,769,751
Technology & Electronics – 3.05%
#Freescale Semiconductor 144A 10.125% 12/15/16	2,850,000	2,871,374
MagnaChip Semiconductor 8.00% 12/15/14	3,825,000	2,400,188
#Open Solutions 144A 9.75% 2/1/15	925,000	957,375
Solectron Global Finance 8.00% 3/15/16	1,650,000	1,654,125
Sungard Data Systems 10.25% 8/15/15	825,000	904,406
#UGS Capital II PIK 144A 10.348% 6/1/11	1,150,060	1,181,687
		9,969,155

Telecommunications – 9.01%
‡Allegiance Telecom 11.75% 2/15/08	565,000	248,600
American Tower 7.125% 10/15/12	1,700,000	1,759,500
American Towers 7.25% 12/1/11	580,000	600,300
#Broadview Networks Holdings 144A 11.375% 9/1/12	1,335,000	1,435,125
#Cricket Communications 144A 9.375% 11/1/14	2,650,000	2,822,250
#Digicel 144A 9.25% 9/1/12	1,595,000	1,690,700
#Digicel Group 144A 8.875% 1/15/15	1,775,000	1,726,188
•#Hellas Telecommunications II 144A 11.115% 1/15/15	2,150,000	2,219,875
Hughes Network Systems/Finance 9.50% 4/15/14	3,825,000	4,044,937
¶Inmarsat Finance 10.375% 11/15/12	2,925,000	2,778,750
#Level 3 Financing 144A 8.75% 2/15/17	1,625,000	1,645,313
Qwest
7.50% 10/1/14	2,200,000	2,332,000
•8.605% 6/15/13	1,100,000	1,204,500
Rural Cellular
9.875% 2/1/10	1,685,000	1,786,100
•11.11% 11/1/12	475,000	496,375
Triton PCS
8.50% 6/1/13	1,000,000	1,035,000
8.75% 11/15/11	500,000	515,000
9.375% 2/1/11	1,115,000	1,148,450
		29,488,963
Utilities – 3.68%
Avista 9.75% 6/1/08	680,000	712,531
‡#Calpine 144A 8.496% 7/15/07	1,177,692	1,271,907
Elwood Energy 8.159% 7/5/26	1,943,026	2,035,102
Midwest Generation
8.30% 7/2/09	1,137,765	1,168,461
8.75% 5/1/34	2,200,000	2,398,000
Mirant Americas Generation 8.30% 5/1/11	2,300,000	2,369,000
Mirant North America 7.375% 12/31/13	225,000	231,750
Orion Power Holdings 12.00% 5/1/10	1,440,000	1,670,400
#Tenaska Alabama Partners 144A 7.00% 6/30/21	171,351	173,299
		12,030,450
Total Corporate Bonds (cost $288,554,126)		294,720,235

Convertible Bonds – 0.24%
Ford Motor 4.25% 12/15/36 exercise price $9.20, expiration date 12/15/36	725,000	802,938
Total Convertible Bonds (cost $760,219)		802,938

Emerging Market Bonds – 0.33%
#True Move 144A 10.75% 12/16/13	1,050,000	1,073,625
Total Emerging Market Bonds (cost $1,047,860)		1,073,625

«Senior Secured Loans – 4.41%
Adesa Bridge
9.35% 12/30/13	1,150,000	1,145,688
10.85% 12/30/14	2,300,000	2,285,625
Affinion Group Holding 11.66% 3/1/12	1,225,000	1,234,953
Brand Energy & Infrastructure 11.375% 2/7/15	490,000	493,675
Ford Motor 8.36% 12/15/13	1,695,750	1,702,109
General Motors 7.745% 11/29/13	750,000	758,438
HCA 8.086% 11/17/13	897,750	905,605
Talecris Biotherapeutics 2nd Lien Loan 13.50% 12/6/14	850,000	875,500
Telesat Canada 9.00% 2/14/08	2,500,000	2,500,000
Wind Acquisition 12.54% 12/7/11	2,445,000	2,524,462
Total Senior Secured Loans (cost $14,294,063)		14,426,055
	Number of
	Shares
Common Stock – 1.33%
†Adelphia Recovery Trust Series Arahova	1,226,549	650,071
@=†ÕAvado Brands	1,813	-
†Century Communications	2,820,000	126,900
†Charter Communications Class A	58,900	164,331
†Foster Wheeler	21,515	1,256,254
†Mirant	26,564	1,074,779
†Petrojarl ADR	2,484	28,893
†Petroleum Geo-Services ADR	7,452	194,050
†Time Warner Cable Class A	22,898	857,988

†USGen	475,000	-
Total Common Stock (cost $2,596,345)		4,353,266

Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	850	-
Total Warrant (cost $72,431)		-
	Principal
	Amount (U.S.$)
Repurchase Agreements – 2.99%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $4,003,701,
collateralized by $2,223,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $2,191,395,
$1,307,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $1,292,135 and $615,000 U.S. Treasury
Notes 3.50% due 8/15/09, market value $602,506)	$4,002,000	4,002,000

With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $2,887,229,
collateralized by $2,361,000 U.S. Treasury Bills
due 6/28/07, market value $2,333,272 and $611,000
U.S. Treasury Notes 4.50% due 2/28/11,
market value $612,526)	2,886,000	2,886,000

With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $2,887,229,
collateralized by $2,953,000 U.S. Treasury Bills
due 4/19/07, market value $2,945,738)	2,886,000	2,886,000
Total Repurchase Agreements (cost $9,774,000)		9,774,000

Total Value of Securities – 99.80%
(cost $318,656,402)		326,547,043
Receivables and Other Assets Net of Liabilities (See Notes) – 0.20%		665,648
Net Assets Applicable to 54,846,365 Shares Outstanding – 100.00%		$327,212,691

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $83,417,016, which represented 25.49% of the Series’ net assets. See Note 3 in “Notes.”
ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2007, the aggregate amount of the restricted security equaled $0, or 0.00% of the Series’ net assets. See Note 3 in “Notes.”
†Non-income producing security for the period ended March 31, 2007.
‡Non-income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2007, the aggregate amount of fair valued securities equaled $1,411, which represented 0.00% of the Series’ net assets. See Note 1 in "Notes."
@Illiquid security. At March 31, 2007, the aggregate amount of illiquid securities equaled $1,411, which represented 0.00% of the Series’ net assets. See Note 3 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:
ADR – American Depositary Receipts
CBO – Collateralized Bond Obligation
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust–Delaware VIP High Yield Series (the “Series”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series net asset value calculations as late as the series' last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$319,089,408
Aggregate unrealized appreciation	10,644,997
Aggregate unrealized depreciation	(3,187,362)
Net unrealized appreciation	$ 7,457,635

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $42,615,340 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $19,963,415 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010.

3. Credit and Market Risk
The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP International Value Equity Series

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock– 98.43%Δ
Australia – 5.39%
*Coca-Cola Amatil	625,355	$ 4,452,578
Telstra	490,076	1,847,785
Telstra - Receipt	471,032	1,223,370
Westpac Banking	88,284	1,882,196
		9,405,929
Belgium – 1.93%
Dexia	112,867	3,368,277
		3,368,277
Canada – 2.55%
†CGI Group Class A	514,316	4,445,586
		4,445,586
Denmark – 2.11%
*Novo Nordisk Class B	40,334	3,680,697
		3,680,697
Finland – 3.92%
Nokia	187,180	4,308,265
*TietoEnator	86,817	2,528,244
		6,836,509
France – 15.26%
AXA	82,832	3,512,067
Compagnie de Saint-Gobain	35,420	3,462,098
Lafarge	24,023	3,776,804
*Lagardere	37,559	2,891,983
*Publicis Groupe	84,516	4,082,489
*Sanofi-Aventis	40,229	3,498,468
Total	77,227	5,410,935
		26,634,844
Germany – 4.80%
Bayerische Motoren Werke	69,534	4,108,392
Metro	60,162	4,264,294
		8,372,686
Hong Kong – 1.92%
Esprit Holdings	285,230	3,345,662
		3,345,662
Japan – 19.32%
*Asahi Glass	289,000	4,068,832
Canon	70,280	3,775,383
*Don Quijote	208,000	4,077,566
*Fujitsu	410,000	2,731,361
Honda Motor	70,800	2,469,452
Mitsubishi UFJ Financial Group	276	3,115,202
*Nissan Motor	261,300	2,800,711
*NTT DoCoMo	2,102	3,888,792
Ono Pharmaceutical	65,200	3,651,885
Terumo	80,900	3,151,278
		33,730,462
Mexico – 3.98%
Cemex ADR	90,098	2,950,710
Telefonos de Mexico ADR	119,616	3,995,174
		6,945,884
Netherlands – 4.52%
ING Groep CVA	105,322	4,452,977
*Koninklijke Philips Electronics	89,885	3,432,884
		7,885,861
Republic of Korea – 2.11%
Kookmin Bank	40,996	3,677,597
		3,677,597

Sweden – 2.25%
*Nordea Bank	246,535	3,936,511
		3,936,511
Switzerland – 2.08%
*Novartis	63,296	3,630,457
		3,630,457
United Kingdom – 26.29%
AstraZeneca	62,089	3,340,451
BP	410,834	4,462,697
†British Airways	317,816	3,042,640
DSG International	432,898	1,449,045
Greggs	11,944	1,131,483
HBOS	140,362	2,891,933
Kesa Electricals	505,935	3,377,587
Rio Tinto	55,943	3,191,435
Royal Bank of Scotland Group	107,179	4,182,389
Standard Chartered	114,797	3,309,483
Tomkins	660,070	3,468,113
Travis Perkins	86,321	3,419,418
Vodafone	1,393,040	3,714,452
WPP Group	323,302	4,898,815
		45,879,941
Total Common Stock (cost $149,719,957)		171,776,903
Total Value of Securities Before Securities Lending Collateral – 98.43%
(cost $150,719,957)		171,776,903

Securities Lending Collateral** – 19.52%
Short-Term Investments – 19.52%
Fixed Rate Notes – 5.35%
BNP Paribas Securities 5.55% 4/2/07	4,049,223	4,049,223
Citigroup Global Markets 5.45% 4/2/07	3,267,256	3,267,256
Fortis Bank 5.31% 6/18/07	1,214,017	1,214,017
ING Bank 5.33% 7/9/07	809,345	809,345
		9,339,841
•Variable Rate Notes – 14.17%
ANZ National 5.32% 4/30/08	161,869	161,869
Australia New Zealand 5.32% 4/30/08	809,345	809,345
Bank of New York 5.32% 3/10/15	647,476	647,475
Barclays 5.31% 5/18/07	1,133,082	1,133,082
Bayerische Landesbank 5.37% 4/30/08	809,345	809,345
Bear Stearns 5.38% 9/28/07	1,133,082	1,133,082
BNP Paribas 5.33% 4/30/08	809,345	809,345
Calyon 5.33% 8/14/07	404,672	404,672
Canadian Imperial Bank
5.32% 4/30/08	566,541	566,541
5.33% 8/15/07	647,476	647,475
CDC Financial Products 5.49% 4/30/07	1,052,148	1,052,148
Citigroup Global Markets 5.51% 4/6/07	1,052,148	1,052,148
Commonwealth Bank 5.32% 4/30/08	809,345	809,345
Credit Suisse First Boston 5.32% 3/14/08	809,345	809,345
Deutsche Bank
5.34% 8/20/07	1,133,082	1,133,082
5.34% 9/21/07	121,402	121,402
Dexia Bank 5.32% 9/28/07	1,133,079	1,132,970
Goldman Sachs Group 5.58% 3/28/08	955,027	955,027
Marshall & Ilsley Bank 5.32% 4/30/08	890,279	890,279
Merrill Lynch Mortgage Capital 5.54% 5/8/07	1,052,148	1,052,148
Morgan Stanley 5.62% 4/30/08	1,052,148	1,052,148
National Australia Bank 5.31% 4/30/08	1,003,587	1,003,587
National Rural Utilities 5.31% 4/30/08	1,278,764	1,278,764
Nordea Bank New York 5.31% 5/16/07	404,670	404,667
Nordea Bank Norge 5.33% 4/30/08	809,345	809,345
Royal Bank of Scotland Group 5.31% 4/30/08	809,345	809,345
Societe Generale 5.31% 4/30/08	404,672	404,672
Sun Trust Bank 5.33% 7/30/07	1,052,148	1,052,148
Toronto Dominion 5.32% 5/29/07	971,213	971,213
Wells Fargo 5.33% 4/30/08	809,345	809,345
		24,725,359
Total Securities Lending Collateral (cost $34,065,200)		34,065,200

Total Value of Securities – 117.95%
(cost $183,785,157)	205,842,103©

Obligation to Return Securities Lending Collateral**– (19.52%)	(34,065,200)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.57%	2,748,296
Net Assets Applicable to 11,971,537 Shares Outstanding – 100.00%	$174,525,199

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended March 31, 2007.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $32,304,387 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
AUD – Australian Dollar
CHF – Swiss Francs
CVA – Dutch Certificate
DKK – Danish Kroner
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
SEK – Swedish Krona
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2007:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Depreciation
AUD	(129,131)	USD	104,274	4/2/07	$(204)
CHF	(47,996)	USD	39,386	4/2/07	(114)
DKK	(243,878)	USD	43,628	4/2/07	(97)
EUR	(350,643)	USD	467,025	4/2/07	(1,401)
GBP	(239,855)	USD	470,643	4/2/07	(1,354)
JPY	(63,121,222)	USD	535,329	4/2/07	(430)
SEK	(310,645)	USD	44,299	4/2/07	(189)
					$(3,789)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP International Value Equity Series (the “Series”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series” tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series net asset value calculations as late as the series last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series” financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31,2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31,2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$184,233,991
Aggregate unrealized appreciation	26,425,969
Aggregate unrealized depreciation	(4,817,857)
Net unrealized appreciation	$ 21,608,112

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States and 105% of the value of the securities issued outside the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At March 31, 2007, the value of the securities on loan was $32,304,387, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP REIT Series

March 31, 2007

	Number of
	Shares	Value
Common Stock – 98.26%
Diversified REITs – 6.80%
Spirit Finance	659,900	$ 9,832,510
Vornado Realty Trust	448,701	53,547,977
Washington Real Estate Investment Trust	234,400	8,771,248
		72,151,735
Health Care REITs – 3.99%
Health Care Property Investors	392,700	14,148,981
Senior Housing Properties Trust	258,500	6,178,150
Ventas	522,000	21,991,860
		42,318,991
Hotel REITs – 6.03%
Hersha Hospitality Trust	893,890	10,530,024
Host Hotels & Resorts	1,710,396	45,000,519
Marriott International Class A	172,900	8,465,184
		63,995,727
Industrial REITs – 7.51%
AMB Property	353,255	20,767,861
ProLogis	907,293	58,910,535
		79,678,396
Mall REITs – 15.80%
General Growth Properties	768,746	49,637,929
Macerich	378,500	34,958,260
Simon Property Group	746,399	83,036,889
		167,633,078
Manufactured Housing REITs – 1.13%
Equity Lifestyle Properties	222,000	11,990,220
		11,990,220
Multifamily REITs – 17.54%
American Campus Communities	160,500	4,861,545
Apartment Investment & Management	403,000	23,249,070
Archstone-Smith Trust	684,200	37,138,376
AvalonBay Communities	290,674	37,787,620
BRE Properties	297,800	18,806,070
Camden Property Trust	198,574	13,961,738
Equity Residential	909,600	43,870,008
Essex Property Trust	49,708	6,436,192
		186,110,619
Office REITs – 13.82%
Alexandria Real Estate Equities	162,096	16,269,576
Boston Properties	406,300	47,699,619
Brandywine Realty Trust	494,100	16,507,881
Douglas Emmett	296,000	7,556,880
Highwoods Properties	252,700	9,979,123
Mack-Cali Realty	305,000	14,527,150
Maguire Properties	100,000	3,556,000
SL Green Realty	222,537	30,527,626
		146,623,855
Office/Industrial REITs – 2.90%
Digital Realty Trust	180,400	7,197,960
Duke Realty	378,400	16,449,048
PS Business Parks	100,600	7,094,312
		30,741,320
Real Estate Operating Companies – 5.74%
Brookfield Properties	486,900	19,622,070
Hilton Hotels	217,800	7,832,088
Starwood Hotels & Resorts Worldwide	515,550	33,433,418
		60,887,576

Self-Storage REITs – 3.70%
Extra Space Storage	294,700	5,581,618
Public Storage	356,100	33,711,987
		39,293,605
Shopping Center REITs – 12.65%
Developers Diversified Realty	167,378	10,528,076
Equity One	186,500	4,942,250
Federal Realty Investment Trust	267,989	24,285,163
Kimco Realty	755,100	36,803,575
Kite Realty Group Trust	622,996	12,428,770
New Plan Excel Realty Trust	528,800	17,466,264
Regency Centers	333,239	27,842,118
		134,296,216
Specialty REITs – 0.65%
Entertainment Properties Trust	115,300	6,946,825
		6,946,825
Total Common Stock (cost $889,775,872)		1,042,668,163

Total Value of Securities – 98.26%
(cost $889,775,872)		1,042,668,163
Receivables and Other Assets Net of Liabilities (See Notes) – 1.74%		18,431,220
Net Assets Applicable to 55,322,598 Shares Outstanding – 100.00%		$1,061,099,383

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP REIT Series (the “Series”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series net asset value calculations as late as the series' last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series’ financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$889,916,890
Aggregate unrealized appreciation	158,965,137
Aggregate unrealized depreciation	(6,213,864)
Net unrealized appreciation	$152,751,273

3. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Select Growth Series

March 31, 2007

	Number of
	Shares	Value
Common Stock – 99.39%
Basic Industry/Capital Goods – 1.65%
Graco	4,100	$160,556
Praxair	2,200	138,512
		299,068
Business Services – 11.05%
Equifax	4,400	160,380
Expeditors International Washington	9,000	371,880
†Global Cash Access Holdings	42,700	712,663
Paychex	6,000	227,220
†Research in Motion	3,900	532,311
		2,004,454
Consumer Durables – 2.30%
†Select Comfort	23,400	416,520
		416,520
Consumer Non-Durables – 10.64%
†Blue Nile	11,000	447,260
†NetFlix	38,600	895,134
Staples	7,100	183,464
Walgreen	4,700	215,683
Whole Foods Market	4,200	188,370
		1,929,911
Consumer Services – 21.46%
†eBay	29,200	967,980
IHOP	8,700	510,255
International Game Technology	3,000	121,140
Jackson Hewitt Tax Service	19,000	611,420
†MGM MIRAGE	4,200	291,984
Strayer Education	3,500	437,500
Weight Watchers International	20,672	952,772
		3,893,051
Energy – 0.39%
EOG Resources	1,000	71,340
		71,340
Financials – 11.67%
Chicago Mercantile Exchange Holdings Class A	550	292,853
†IntercontinentalExchange	9,100	1,112,111
†NYMEX Holdings	2,200	298,672
optionsXpress Holdings	17,600	414,304
		2,117,940
Health Care – 16.16%
†Abiomed	6,500	88,790
Allergan	7,000	775,740
†Genentech	6,300	517,356
UnitedHealth Group	22,800	1,207,716
†Zimmer Holdings	4,000	341,640
		2,931,242
Technology – 24.07%
Blackbaud	7,300	178,266
†Google Class A	750	343,620
†Intuit	27,800	760,608
†j2 Global Communications	22,200	615,384
†NAVTEQ	5,900	203,550
QUALCOMM	26,500	1,130,490
†SanDisk	8,600	376,680
Seagate Technology	32,500	757,250
		4,365,848

Total Common Stock (cost $14,582,771)	18,029,374
Total Value of Securities – 99.39%
(cost $14,582,771)	18,029,374
Receivables and Other Assets Net of Liabilities (See Notes) – 0.61%	110,295
Net Assets Applicable to 1,801,835 Shares Outstanding – 100.00%	$18,139,669

†Non-income producing security for the period ended March 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Select Growth Series (the “Series”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series net asset value calculations as late as the series' last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series’ financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$14,624,269
Aggregate unrealized appreciation	3,588,011
Aggregate unrealized depreciation	(182,906)
Net unrealized appreciation	$ 3,405,105

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $49,109,321 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,054,443 expires in 2008, $30,958,389 expires in 2009, $10,812,739 expires in 2010 and $3,283,750 expires 2011.

3. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Small Cap Value Series

March 31, 2007

	Number of
	Shares	Value
Common Stock – 95.49%
Basic Industry/Capital Goods – 9.78%
Albemarle	329,900	$13,638,066
†Alpha Natural Resources	389,100	6,081,633
Arch Coal	180,000	5,524,200
Bowater	393,600	9,375,552
†Crown Holdings	600,000	14,676,000
FMC	148,900	11,231,527
†Griffon	315,030	7,796,993
*IPSCO	123,100	16,175,340
*Quanex	269,300	11,404,855
*Spartech	178,500	5,237,190
*Texas Industries	119,100	8,995,623
Valspar	332,200	9,245,126
		119,382,105
Business Services – 2.19%
*Brink's	252,100	15,995,745
†United Stationers	179,900	10,779,608
		26,775,353
Capital Spending – 7.51%
*Actuant Class A	251,000	12,740,760
†Casella Waste Systems	502,400	4,903,424
†Gardner Denver	291,200	10,148,320
Gibraltar Industries	269,200	6,089,304
*Harsco	307,000	13,772,020
†Insituform Technologies Class A	205,800	4,278,582
*Mueller Industries	291,800	8,783,180
*Mueller Water Products Class B	266,684	3,570,899
Timken	267,000	8,092,770
*Wabtec	440,600	15,196,294
Walter Industries	161,400	3,994,650
		91,570,203
Consumer Cyclical – 2.48%
*Beazer Homes USA	327,800	9,516,034
Furniture Brands International	238,900	3,769,842
*MDC Holdings	246,700	11,858,869
†WCI Communities	241,600	5,155,744
		30,300,489
Consumer Services – 15.34%
Applebee's International	501,400	12,424,692
*Belo Class A	324,500	6,058,415
Borders Group	505,900	10,330,478
Brunswick	287,800	9,166,430
Cato Class A	506,800	11,854,052
*†CEC Entertainment	220,000	9,138,800
†Dollar Tree Stores	380,500	14,550,319
*Kenneth Cole Productions Class A	197,100	5,059,557
*Men's Wearhouse	239,000	11,244,950
Meredith	199,900	11,472,261
PETsMART	264,500	8,717,920
Ross Stores	369,800	12,721,120
*Ruby Tuesday	422,300	12,077,780
*Stage Stores	519,325	12,105,466
*Thor Industries	173,600	6,838,104
*†Timberland Class A	236,300	6,150,889
Tuesday Morning	345,400	5,125,736
*Wolverine World Wide	348,450	9,955,217
†Zale	463,300	12,221,854
		187,214,040

Consumer Staples – 2.16%
American Greetings Class A	327,100	7,591,991
†Constellation Brands Class A	379,300	8,033,574
Del Monte Foods	936,400	10,749,872
		26,375,437
Energy – 5.47%
†Grey Wolf	1,001,800	6,712,060
†Newfield Exploration	290,800	12,129,268
Southwest Gas	303,800	11,808,706
†TODCO	226,800	9,146,844
*†W-H Energy Services	270,200	12,629,148
†Whiting Petroleum	362,700	14,294,007
		66,720,033
Financial Services – 16.52%
Bank of Hawaii	314,000	16,651,420
BankUnited Financial Class A	440,500	9,343,005
Berkley (W.R.)	480,243	15,905,648
*Boston Private Financial Holdings	449,300	12,544,456
Colonial BancGroup	744,100	18,416,474
First Midwest Bancorp	204,100	7,500,675
*Greater Bay Bancorp	463,100	12,452,759
*Harleysville Group	193,100	6,273,819
*Independent Bank	149,700	4,931,118
*Infinity Property & Casualty	197,200	9,240,792
NBT Bancorp	223,000	5,224,890
*Ohio Casualty	408,800	12,243,560
Platinum Underwriters Holdings	413,400	13,261,872
Protective Life	214,200	9,433,368
Provident Bankshares	361,900	11,892,034
Selective Insurance Group	250,800	6,385,368
StanCorp Financial Group	230,600	11,338,602
Sterling Financial	357,020	11,135,454
†Triad Guaranty	178,600	7,395,826
		201,571,140
Health Care – 6.71%
Arrow International	293,100	9,426,096
†Community Health Systems	220,900	7,786,725
*Owens & Minor	347,300	12,756,329
*†Pediatrix Medical Group	296,500	16,918,290
Service Corp International	1,227,400	14,556,964
*STERIS	414,800	11,017,088
Universal Health Services Class B	164,900	9,442,174
		81,903,666
Real Estate – 4.70%
*Ashford Hospitality Trust	621,600	7,421,904
*Brandywine Realty Trust	495,333	16,549,076
*Education Realty Trust	287,200	4,244,816
*Highland Hospitality	603,100	10,735,180
Highwoods Properties	246,800	9,746,132
*Washington Real Estate Investment Trust	231,600	8,666,472
		57,363,580
Technology – 15.43%
Acxiom	499,200	10,677,888
†BEA Systems	679,400	7,874,246
†Bell Microproducts	536,200	3,431,680
†Brocade Communications Systems	768,300	7,314,216
*†Checkpoint Systems	412,500	9,759,750
*†CommScope	345,400	14,817,660
†Compuware	1,755,500	16,659,695
†Emulex	804,400	14,712,476
†Entegris	706,400	7,558,480
*†Insight Enterprises	337,800	6,073,644
*†Parametric Technology	749,200	14,302,228
*†Plexus	149,200	2,558,780
*†Premiere Global Services	982,100	11,019,162
*QAD	358,500	3,262,350
†Sybase	496,700	12,556,576
†Sykes Enterprises	568,900	10,376,736
†Synopsys	481,600	12,632,368
Technitrol	385,300	10,091,007
†Vishay Intertechnology	904,500	12,644,910
		188,323,852

Transportation – 3.62%
Alexander & Baldwin	283,800	14,314,872
†Kirby	349,800	12,236,004
*†Saia	136,700	3,246,625
SkyWest	306,600	8,226,078
†YRC Worldwide	151,900	6,109,418
		44,132,997
Utilities – 3.58%
*Black Hills	171,000	6,287,670
*†El Paso Electric	428,000	11,277,800
*FairPoint Communications	313,700	6,026,177
*Otter Tail	223,200	7,642,368
PNM Resources	383,650	12,391,895
		43,625,910
Total Common Stock (cost $929,780,747)		1,165,258,805

	Principal
	Amount
Repurchase Agreements – 3.62%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $18,072,678,
collateralized by $10,036,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $9,892,219,
$5,898,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $5,832,853 and $2,775,000 U.S. Treasury
Notes 3.50% due 8/15/09, market value $2,719,785)	$18,065,000	18,065,000

With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $13,033,548,
collateralized by $10,659,000 U.S. Treasury Bills
due 6/28/07, market value $10,532,666 and $2,756,000
U.S. Treasury Notes 4.50% due 2/28/11,
market value $2,765,017)	13,028,000	13,028,000

With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $13,033,548,
collateralized by $13,329,000 U.S. Treasury Bills
due 4/19/07, market value $13,297,414)	13,028,000	13,028,000
Total Repurchase Agreements (cost $44,121,000)		44,121,000

Total Value of Securities Before Securities Lending Collateral – 99.11%
(cost $973,901,747)		1,209,379,805

Securities Lending Collateral** – 16.41%
Short-Term Investments – 16.41%
Fixed Rate Notes – 4.92%
BNP Paribas Securities 5.55% 4/2/07	29,973,920	29,973,920
Citigroup Global Markets 5.45% 4/2/07	18,530,491	18,530,491
Fortis Bank 5.31% 6/18/07	6,885,388	6,885,388
ING Bank 5.33% 7/9/07	4,590,259	4,590,259
		59,980,058
•Variable Rate Notes – 11.49%
ANZ National 5.32% 4/30/08	918,052	918,052
Australia New Zealand 5.32% 4/30/08	4,590,259	4,590,259
Bank of New York 5.32% 3/10/15	3,672,207	3,672,207
Barclays 5.31% 5/18/07	6,426,362	6,426,362
Bayerische Landesbank 5.37% 4/30/08	4,590,259	4,590,259
Bear Stearns 5.38% 9/28/07	6,426,362	6,426,362
BNP Paribas 5.33% 4/30/08	4,590,259	4,590,259
Calyon 5.33% 8/14/07	2,295,129	2,295,129
Canadian Imperial Bank
5.32% 4/30/08	3,213,181	3,213,181
5.33% 8/15/07	3,672,207	3,672,207
CDC Financial Products 5.49% 4/30/07	5,967,337	5,967,337
Citigroup Global Markets 5.51% 4/6/07	5,967,337	5,967,337
Commonwealth Bank 5.32% 4/30/08	4,590,259	4,590,259
Credit Suisse First Boston 5.32% 3/14/08	4,590,259	4,590,259
Deutsche Bank
5.34% 8/20/07	6,426,362	6,426,362
5.34% 9/21/07	688,539	688,539

Dexia Bank 5.32% 9/28/07	6,426,345	6,425,727
Goldman Sachs Group 5.58% 3/28/08	5,416,505	5,416,505
Marshall & Ilsley Bank 5.32% 4/30/08	5,049,285	5,049,285
Merrill Lynch Mortgage Capital 5.54% 5/8/07	5,967,337	5,967,337
Morgan Stanley 5.62% 4/30/08	5,967,337	5,967,337
National Australia Bank 5.31% 4/30/08	5,691,921	5,691,921
National Rural Utilities 5.31% 4/30/08	7,252,609	7,252,609
Nordea Bank New York 5.31% 5/16/07	2,295,115	2,295,101
Nordea Bank Norge 5.33% 4/30/08	4,590,259	4,590,259
Royal Bank of Scotland Group 5.31% 4/30/08	4,590,259	4,590,259
Societe Generale 5.31% 4/30/08	2,295,129	2,295,129
Sun Trust Bank 5.33% 7/30/07	5,967,337	5,967,337
Toronto Dominion 5.32% 5/29/07	5,508,311	5,508,311
Wells Fargo 5.33% 4/30/08	4,590,259	4,590,259
		140,231,746
Total Securities Lending Collateral (cost $200,211,804)		200,211,804

Total Value of Securities – 115.52%
(cost $1,174,113,551)		1,409,591,609	©

Obligation to Return Securities Lending Collateral**– (16.41%)		(200,211,804)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.89%		10,842,597
Net Assets Applicable to 38,748,354 Shares Outstanding – 100.00%		$1,220,222,402

•Variable rate security. The rate shown is the rate as of March 31, 2007.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $195,295,316 of securities loaned.
†Non-income producing security for the period ended March 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Small Cap Value Series (the “Series”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series net asset value calculations as late as the series' last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,174,518,739
Aggregate unrealized appreciation	264,293,271
Aggregate unrealized depreciation	(29,220,401)
Net unrealized appreciation	$ 235,072,870

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States and 105% of the value of securities issued outside the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At March 31, 2007, the value of securities on loan was $195,295,316, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in large companies for a number of reasons, which may include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Trend Series

March 31, 2007

	Number of
	Shares	Value
Common Stock– 98.21%²
Basic Industry/Capital Goods – 9.53%
*AMCOL International	126,800	$3,759,620
Bucyrus International Class A	133,450	6,872,675
Carpenter Technology	56,700	6,847,092
*†Energy Conversion Devices	149,000	5,206,060
*†Hexcel	211,400	4,196,290
*†Itron	102,900	6,692,616
†Mettler-Toledo International	84,200	7,541,794
†Middleby	5,900	777,856
MSC Industrial Direct Class A	167,700	7,828,236
		49,722,239
Business Services – 4.29%
*†Advisory Board	140,800	7,127,296
*†Geo Group	168,400	7,631,888
†Monster Worldwide	160,800	7,617,096
		22,376,280
Consumer Durables – 1.60%
*†THQ	244,100	8,345,779
		8,345,779
Consumer Non-Durables – 13.93%
†Bare Escentuals	90,100	3,231,887
†Coach	346,100	17,322,305
*†Crocs	176,000	8,316,000
†Dick's Sporting Goods	199,700	11,634,522
*†DSW Class A	198,300	8,370,243
*†J Crew Group	172,100	6,913,257
*†Under Armour Class A	208,300	10,685,790
*†Zumiez	153,700	6,166,444
		72,640,448
Consumer Services – 7.46%
†Cenveo	329,400	8,004,420
Jackson Hewitt Tax Service	191,600	6,165,688
*†Knot	58,500	1,259,505
*†NutriSystem	145,300	7,615,173
*†Sonic	173,464	3,864,778
*†Texas Roadhouse Class A	458,400	6,532,200
*†Wynn Resorts	57,800	5,482,908
		38,924,672
Energy – 4.47%
*Carbo Ceramics	128,350	5,974,693
†Helix Energy Solutions Group	216,700	8,080,743
†Hydril	59,600	5,735,904
†North American Energy Partners	167,400	3,530,466
		23,321,806
Financials – 9.86%
Aspen Insurance Holdings	123,300	3,231,693
Delphi Financial Group Class A	135,950	5,469,269
Hanover Insurance Group	151,300	6,977,956
†Investment Technology Group	147,400	5,778,080
*KKR Financial	180,900	4,962,087
†Meruelo Maddux Properties	252,600	2,210,250
*†Nasdaq Stock Market	106,000	3,117,460
†Signature Bank	52,400	1,705,096
Waddell & Reed Financial Class A	331,700	7,735,244
Webster Financial	121,400	5,828,414
*Whitney Holding	145,100	4,437,158
		51,452,707

Health Care – 19.29%
†Acadia Pharmaceuticals	157,400	2,364,148
*†Align Technology	244,100	3,871,426
*†Cepheid	371,600	4,414,608
*†Chattem	95,000	5,599,300
*†Conceptus	298,600	5,972,000
*†Digene	121,400	5,148,574
*†Hologic	193,300	11,141,812
*†LifeCell	219,200	5,473,424
†Martek Biosciences	8,500	175,270
*†Medarex	404,000	5,227,760
*†MGI Pharma	246,800	5,545,596
*†NuVasive	362,800	8,616,500
*†PDL BioPharma	375,600	8,150,520
*†Progenics Pharmaceuticals	201,400	4,769,152
*†Sciele Pharma	272,800	6,459,904
†Techne	81,600	4,659,360
†Telik	585,100	3,177,093
†United Therapeutics	183,300	9,857,874
		100,624,321
Technology – 25.83%
†Akamai Technologies	183,200	9,145,344
†American Reprographics	170,300	5,243,537
†Digital River	101,500	5,607,875
*†Equinix	63,000	5,394,690
†F5 Networks	148,300	9,888,644
†Foundry Networks	493,800	6,700,866
*†Informatica	421,800	5,664,774
†Macrovision	290,300	7,272,015
*†Microsemi	406,800	8,465,508
*†Nuance Communications	584,300	8,945,633
*†Opsware	885,500	6,419,875
†Polycom	315,200	10,505,615
*†Powerwave Technologies	1,052,300	5,987,587
†salesforce.com	155,200	6,645,664
*†Shutterfly	368,100	5,904,324
†Silicon Laboratories	161,800	4,841,056
*†SiRF Technology Holdings	150,500	4,177,880
†Super Micro Computer	80,000	719,200
*†Trident Microsystems	296,200	5,941,772
†Varian Semiconductor Equipment Associates	125,200	6,683,176
*†Wind River Systems	458,100	4,553,514
		134,708,549
Transportation – 1.95%
*Hunt (J.B.) Transport Services	205,100	5,381,824
UTi Worldwide	194,800	4,788,184
		10,170,008
Total Common Stock (cost $389,958,319)		512,286,809

	Principal
	Amount
Repurchase Agreements– 1.55%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $3,304,404,
collateralized by $1,835,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $1,808,675,
$1,078,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $1,066,468 and $507,000 U.S. Treasury
Notes 3.50% due 8/15/09, market value $497,280)	$3,303,000	3,303,000

With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $2,383,014,
collateralized by $1,949,000 U.S. Treasury Bills
due 6/28/07, market value $1,925,773 and $504,000
U.S. Treasury Notes 4.50% due 2/28/11,
market value $505,550)	2,382,000	2,382,000

With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $2,383,014,
collateralized by $2,437,000 U.S. Treasury Bills
due 4/19/07, market value $2,431,274)	2,382,000	2,382,000
Total Repurchase Agreements (cost $8,067,000)		8,067,000

Total Value of Securities Before Securities Lending Collateral – 99.76%
(cost $398,025,319)		520,353,809

Securities Lending Collateral** – 24.31%
Short-Term Investments – 24.31%
Fixed Rate Notes – 6.66%
BNP Paribas Securities 5.55% 4/2/07	15,015,820	15,015,820
Citigroup Global Markets 5.45% 4/2/07	12,169,391	12,169,390
Fortis Bank 5.31% 6/18/07	4,521,790	4,521,790
ING Bank 5.33% 7/9/07	3,014,526	3,014,526
		34,721,526
•Variable Rate Notes – 17.65%
ANZ National 5.32% 4/30/08	602,905	602,905
Australia New Zealand 5.32% 4/30/08	3,014,527	3,014,527
Bank of New York 5.32% 3/10/15	2,411,621	2,411,621
Barclays 5.31% 5/18/07	4,220,337	4,220,337
Bayerische Landesbank 5.37% 4/30/08	3,014,526	3,014,527
Bear Stearns 5.38% 9/28/07	4,220,337	4,220,337
BNP Paribas 5.33% 4/30/08	3,014,526	3,014,526
Calyon 5.33% 8/14/07	1,507,263	1,507,263
Canadian Imperial Bank
5.32% 4/30/08	2,110,169	2,110,169
5.33% 8/15/07	2,411,621	2,411,621
CDC Financial Products 5.49% 4/30/07	3,918,884	3,918,884
Citigroup Global Markets 5.51% 4/6/07	3,918,884	3,918,884
Commonwealth Bank 5.32% 4/30/08	3,014,526	3,014,526
Credit Suisse First Boston 5.32% 3/14/08	3,014,526	3,014,526
Deutsche Bank
5.34% 8/20/07	4,220,337	4,220,337
5.34% 9/21/07	452,179	452,179
Dexia Bank 5.32% 9/28/07	4,220,325	4,219,920
Goldman Sachs Group 5.58% 3/28/08	3,557,141	3,557,141
Marshall & Ilsley Bank 5.32% 4/30/08	3,315,979	3,315,979
Merrill Lynch Mortgage Capital 5.54% 5/8/07	3,918,884	3,918,884
Morgan Stanley 5.62% 4/30/08	3,918,884	3,918,884
National Australia Bank 5.31% 4/30/08	3,738,013	3,738,013
National Rural Utilities 5.31% 4/30/08	4,762,952	4,762,952
Nordea Bank New York 5.31% 5/16/07	1,507,254	1,507,245
Nordea Bank Norge 5.33% 4/30/08	3,014,526	3,014,526
Royal Bank of Scotland Group 5.31% 4/30/08	3,014,526	3,014,526
Societe Generale 5.31% 4/30/08	1,507,263	1,507,263
Sun Trust Bank 5.33% 7/30/07	3,918,884	3,918,884
Toronto Dominion 5.32% 5/29/07	3,617,432	3,617,432
Wells Fargo 5.33% 4/30/08	3,014,526	3,014,526
		92,093,344
Total Securities Lending Collateral (cost $126,814,870)		126,814,870

Total Value of Securities – 124.07%
(cost $524,840,189)		647,168,679	©

Obligation to Return Securities Lending Collateral**– (24.31%)		(126,814,870)

Receivables and Other Assets Net of Liabilities (See Notes) – 0.24%		1,237,440
Net Assets Applicable to 14,637,308 Shares Outstanding – 100.00%		$521,591,249

†Non-income producing securities for the period ended March 31, 2007.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $125,249,720 of securities loaned.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Trend Series (the “Series”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series net asset value calculations as late as the series’ last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$526,711,648
Aggregate unrealized appreciation	142,065,786
Aggregate unrealized depreciation	(21,608,755)
Net unrealized appreciation	$120,457,031

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States and 105% of the value of securities issued outside the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At March 31, 2007, the value of the securities on loan was $125,249,720, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP U.S. Growth Series

March 31, 2007

	Number of
	Shares	Value
Common Stock – 98.84%
Basic Industry/Capital Goods – 3.49%
Praxair	110,000	$6,925,600
		6,925,600
Business Services – 16.90%
Expeditors International Washington	160,000	6,611,200
Moody's	100,000	6,206,000
Paychex	185,000	7,005,950
†Research in Motion	39,000	5,323,110
United Parcel Service Class B	120,000	8,412,000
		33,558,260
Consumer Non-Durables – 15.85%
Procter & Gamble	135,000	8,526,600
Staples	305,000	7,881,200
Walgreen	180,000	8,260,200
Wal-Mart Stores	145,000	6,807,750
		31,475,750
Consumer Services – 17.00%
†eBay	280,000	9,282,000
International Game Technology	180,000	7,268,400
†MGM MIRAGE	100,000	6,952,000
Weight Watchers International	115,000	5,300,350
Western Union	225,000	4,938,750
		33,741,500
Financials – 8.10%
Chicago Mercantile Exchange Holdings Class A	13,000	6,921,980
†IntercontinentalExchange	75,000	9,165,750
		16,087,730
Health Care – 17.19%
Allergan	75,000	8,311,500
†Genentech	110,000	9,033,200
UnitedHealth Group	175,000	9,269,750
†Zimmer Holdings	88,000	7,516,080
		34,130,530
Technology – 20.31%
†Google Class A	20,000	9,163,200
†Intuit	265,000	7,250,400
QUALCOMM	260,000	11,091,600
†SanDisk	120,000	5,256,000
Seagate Technology	325,000	7,572,500
		40,333,700
Total Common Stock (cost $175,554,655)		196,253,070
	Principal
	Amount
Repurchase Agreements – 1.06%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $860,366,
collateralized by $478,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $470,834,
$281,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $277,623 and $132,000 U.S. Treasury
Notes 3.50% due 8/15/09, market value $129,452)	$860,000	860,000
With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $620,264,
collateralized by $507,000 U.S. Treasury Bills
due 6/28/07, market value $501,317 and $131,000
U.S. Treasury Notes 4.50% due 2/28/11,
market value $131,605)	620,000	620,000

With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $620,264,
collateralized by $634,000 U.S. Treasury Bills
due 4/19/07, market value $632,909)	620,000	620,000
Total Repurchase Agreements (cost $2,100,000)		2,100,000

Total Value of Securities – 99.90%
(cost $177,654,655)		198,353,070
Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		190,455
Net Assets Applicable to 24,898,931 Shares Outstanding – 100.00%		$198,543,525

†Non-income producing security for the period ended March 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP U.S. Growth Series (the “Series”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series net asset value calculations as late as the series' last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$177,655,899
Aggregate unrealized appreciation	21,846,822
Aggregate unrealized depreciation	(1,149,651)
Net unrealized appreciation	$20,697,171

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $14,949,348 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $75,384 expires in 2008, $4,507,939 expires in 2009, $3,675,553 expires in 2010, $1,428,622 expires in 2011, $450,672 expires in 2012 and $4,811,178 expires in 2014.

3. Credit and Market Risk
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Value Series

March 31, 2007

	Number of
	Shares	Value
Common Stock– 98.57%
Consumer Discretionary – 9.22%
Gap	1,150,400	$19,798,384
Limited Brands	773,300	20,152,198
Mattel	824,400	22,728,708
		62,679,290
Consumer Staples – 9.13%
Heinz (H.J.)	422,400	19,903,488
Kimberly-Clark	293,500	20,101,815
*Safeway	602,200	22,064,608
		62,069,911
Energy – 6.24%
Chevron	282,800	20,915,888
ConocoPhillips	314,200	21,475,570
		42,391,458
Financials – 23.47%
Allstate	326,900	19,633,614
*Aon	544,000	20,650,240
Chubb	398,900	20,611,163
Hartford Financial Services Group	213,500	20,406,330
*Huntington Bancshares	898,100	19,623,485
Morgan Stanley	241,900	19,052,044
Wachovia	356,800	19,641,840
*Washington Mutual	494,300	19,959,834
		159,578,550
Health Care – 18.26%
Abbott Laboratories	389,500	21,734,100
Baxter International	407,700	21,473,559
*Bristol-Myers Squibb	742,200	20,603,472
Merck	459,700	20,304,949
Pfizer	790,400	19,965,504
Wyeth	401,400	20,082,042
		124,163,626
Industrials – 5.82%
Donnelley (R.R.) & Sons	544,300	19,915,937
Waste Management	570,500	19,630,905
		39,546,842
Information Technology – 14.34%
Hewlett-Packard	475,500	19,086,570
Intel	1,056,400	20,208,932
International Business Machines	209,100	19,709,766
*Motorola	1,090,200	19,263,834
†Xerox	1,139,100	19,239,399
		97,508,501
Materials – 2.81%
*duPont (E.I.) deNemours	386,300	19,094,809
		19,094,809
Telecommunications – 6.26%
AT&T	563,224	22,207,922
*Verizon Communications	536,500	20,344,080
		42,552,002
Utilities – 3.02%
Progress Energy	407,000	20,529,080
		20,529,080
Total Common Stock (cost $550,825,671)		670,114,069

	Principal
	Amount
Repurchase Agreements– 1.24%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $3,446,464,
collateralized by $1,914,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $1,886,250,
$1,125,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $1,112,209 and $529,000 U.S. Treasury
Notes 3.50% due 8/15/09, market value $518,609)	$3,445,000	3,445,000
With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $2,485,058,
collateralized by $2,033,000 U.S. Treasury Bills
due 6/28/07, market value $2,008,371 and $526,000
U.S. Treasury Notes 4.50% due 2/28/11,
market value $527,234)	2,484,000	2,484,000

With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $2,485,058,
collateralized by $2,542,000 U.S. Treasury Bills
due 4/19/07, market value $2,535,553)	2,484,000	2,484,000
Total Repurchase Agreements (cost $8,413,000)		8,413,000

Total Value of Securities Before Securities Lending Collateral – 99.81%
(cost $559,238,671)		678,527,069

Securities Lending Collateral** – 5.80%
Short-Term Investments – 5.80%
Fixed Rate Notes – 1.59%
BNP Paribas Securities 5.55% 4/2/07	4,680,887	4,680,887
Citigroup Global Markets 5.45% 4/2/07	3,779,270	3,779,270
Fortis Bank 5.31% 6/18/07	1,404,266	1,404,266
ING Bank 5.33% 7/9/07	936,177	936,177
		10,800,600
•Variable Rate Notes – 4.21%
ANZ National 5.32% 4/30/08	187,236	187,236
Australia New Zealand 5.32% 4/30/08	936,178	936,178
Bank of New York 5.32% 3/10/15	748,942	748,942
Barclays 5.31% 5/18/07	1,310,648	1,310,648
Bayerische Landesbank 5.37% 4/30/08	936,177	936,177
Bear Stearns 5.38% 9/28/07	1,310,648	1,310,648
BNP Paribas 5.33% 4/30/08	936,177	936,177
Calyon 5.33% 8/14/07	468,089	468,089
Canadian Imperial Bank
5.32% 4/30/08	655,324	655,324
5.33% 8/15/07	748,942	748,942
CDC Financial Products 5.49% 4/30/07	1,217,031	1,217,031
Citigroup Global Markets 5.51% 4/6/07	1,217,031	1,217,031
Commonwealth Bank 5.32% 4/30/08	936,177	936,177
Credit Suisse First Boston 5.32% 3/14/08	936,177	936,177
Deutsche Bank
5.34% 8/20/07	1,310,648	1,310,648
5.34% 9/21/07	140,427	140,427
Dexia Bank 5.32% 9/28/07	1,310,645	1,310,519
Goldman Sachs Group 5.58% 3/28/08	1,104,689	1,104,689
Marshall & Ilsley Bank 5.32% 4/30/08	1,029,795	1,029,795
Merrill Lynch Mortgage Capital 5.54% 5/8/07	1,217,031	1,217,031
Morgan Stanley 5.62% 4/30/08	1,217,031	1,217,031
National Australia Bank 5.31% 4/30/08	1,160,860	1,160,860
National Rural Utilities 5.31% 4/30/08	1,479,160	1,479,160
Nordea Bank New York 5.31% 5/16/07	468,086	468,083
Nordea Bank Norge 5.33% 4/30/08	936,177	936,177
Royal Bank of Scotland Group 5.31% 4/30/08	936,177	936,177
Societe Generale 5.31% 4/30/08	468,089	468,089
Sun Trust Bank 5.33% 7/30/07	1,217,031	1,217,031
Toronto Dominion 5.32% 5/29/07	1,123,413	1,123,413
Wells Fargo 5.33% 4/30/08	936,177	936,177
		28,600,084
Total Securities Lending Collateral (cost $39,400,684)		39,400,684

Total Value of Securities – 105.61%
(cost $598,639,355)		717,927,753©
Obligation to Return Securities Lending Collateral**– (5.80%)		(39,400,684)

Receivables and Other Assets Net of Liabilities (See Notes) – 0.19%		1,296,777
Net Assets Applicable to 30,702,523 Shares Outstanding – 100.00%		$679,823,846

*Fully or partially on loan.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
**See Note 3 in “Notes.”
©Includes $38,517,373 of securities loaned.
†Non-income producing security for the period ended March 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Value Series (the “Series”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in series’ net asset value calculations as late as the series’ last net asset value calculation in the first required financial statement reporting period. As a result, the Series will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$599,756,786
Aggregate unrealized appreciation	122,697,297
Aggregate unrealized depreciation	(4,526,330)
Net unrealized appreciation	$118,170,967

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $3,436,856 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,956,870 expires in 2009 and $1,479,986 expires in 2010.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States and 105% of the value of the securities issued outside the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At March 31, 2007, the value of securities on loan was $38,517,373, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: